Portfolio of Investments March 31, 2025
Balanced

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—50.6%
3,487,194
Nuveen Life Core Bond Fund $ 32,396,033
TOTAL FIXED INCOME 32,396,033
INTERNATIONAL EQUITY—10.0%
641,683
Nuveen Life International Equity Fund 6,410,410
TOTAL INTERNATIONAL EQUITY 6,410,410
U.S. EQUITY—39.3%
301,570
Nuveen Life Core Equity Fund 6,305,838
287,220
Nuveen Life Growth Equity Fund 5,836,306
274,905
Nuveen Life Large Cap Value Fund 5,487,109
90,821
Nuveen Life Real Estate Securities Select Fund 1,278,764
88,118
Nuveen Life Small Cap Equity Fund 1,247,746
112,302
Nuveen Life Stock Index Fund 5,040,092
TOTAL U.S. EQUITY 25,195,855
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $53,067,039) 64,002,298
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
TREASURY DEBT—0.1%
$62,000 United States Treasury Bill 0 .000% 04/01/25 62,000
TOTAL TREASURY DEBT 62,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $62,000) 62,000
TOTAL INVESTMENTS—100.0%
(Cost $53,129,039) 64,064,298
OTHER ASSETS & LIABILITIES, NET—(0.0)% (12,580)
NET ASSETS—100.0% $ 64,051,718
(a) The Fund invests its assets in the affiliated Nuveen Life Funds.

Balanced

Portfolio of Investments March 31, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Affiliated investment companies $64,002,298 $— $— $64,002,298
Short-term investments — 62,000 — 62,000
Total $64,002,298 $62,000 $— $64,064,298
1 1 1 1 1

Portfolio of Investments March 31, 2025
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
BANK LOAN OBLIGATIONS - 1.7%
CAPITAL GOODS - 0.1%
$ 95,161 (a) Centuri Group, Inc , Term Loan B, (TSFR1M + 2.500%) 6.942% 08/28/28 $ 95,237
93,878 (a) TransDigm , Inc., Term Loan K, (TSFR3M + 2.750%) 7.049 03/22/30 93,835
TOTAL CAPITAL GOODS 189,072
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
69,516 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%) 6.572 01/18/29 69,429
0 (a) EAB Global, Inc., Term Loan, (TSFR1M + 3.000%) 7.325 08/16/30 0
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 69,429
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
144,275 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7.052 10/16/31 144,208
61,796 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.802 11/08/32 61,492
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 205,700
CONSUMER SERVICES - 0.1%
36,934 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6.075 09/23/30 36,647
17,759 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7.075 01/31/31 17,541
195,400 (a) Motion Finco Sarl , Term Loan B, (TSFR3M + 3.500%) 7.799 11/30/29 188,195
TOTAL CONSUMER SERVICES 242,383
ENERGY - 0.0%
19,596 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 6.569 10/05/28 19,604
TOTAL ENERGY 19,604
FINANCIAL SERVICES - 0.0%
39,291 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6.075 06/24/31 39,214
TOTAL FINANCIAL SERVICES 39,214
FOOD, BEVERAGE & TOBACCO - 0.0%
56,664 (a) Triton Water Holdings, Inc , Term Loan B, (TSFR3M + 2.250%) 6.549 03/31/28 56,501
TOTAL FOOD, BEVERAGE & TOBACCO 56,501
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
88,567 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR3M + 5.500%) 9.790 10/02/28 88,665
36,030 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%) 6.949 01/08/29 36,020
83,907 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6.575 10/23/28 83,843
82,916 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6.825 11/15/28 82,828
509,042 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7.072 12/19/30 509,043
TOTAL HEALTH CARE EQUIPMENT & SERVICES 800,399
INSURANCE - 0.4%
99,500 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%) 7.069 09/19/31 99,002
430,775 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7.325 06/16/31 427,583
99,251 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.500%) 6.787 06/20/30 98,948
99,492 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6.575 09/15/31 99,380
137,674 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR3M + 3.000%) 7.313 07/31/31 137,383
37,640 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.549 11/23/29 37,329
TOTAL INSURANCE 899,625
MATERIALS - 0.1%
45,410 (a) Clydesdale Acquisition Holdings Inc , Term Loan B, (TSFR1M + 3.175%) 7.500 04/13/29 45,266
46,893 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 6.291 06/12/31 46,229
90,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8.575 10/07/31 84,600
14,657 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.689 03/03/28 14,546
TOTAL MATERIALS 190,641
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
54,416 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 7.075 01/31/30 54,348
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 54,348
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
125,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7.315 11/13/31 124,209
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 124,209
SOFTWARE & SERVICES - 0.2%
34,519 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.291 07/30/31 33,967
37,818 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7.075 05/30/31 37,762
149,250 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7.575 06/17/31 147,686
14,479 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .687 05/15/28 14,893

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 80,165 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7.187% 05/15/28 $ 37,437
56,894 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7.300 02/10/31 56,837
TOTAL SOFTWARE & SERVICES 328,582
TRANSPORTATION - 0.1%
76,725 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6.319 03/21/31 75,982
42,161 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.043 10/20/27 42,643
TOTAL TRANSPORTATION 118,625
UTILITIES - 0.1%
162,472 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.818 05/17/30 162,510
TOTAL UTILITIES 162,510
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,513,061) 3,500,842
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 31.8%
AUTOMOBILES & COMPONENTS - 0.7%
5,000 Dana, Inc 5.375 11/15/27 4,944
25,000 Dana, Inc 4.250 09/01/30 23,073
200,000 Ford Motor Credit Co LLC 7.350 03/06/30 209,278
62,000 General Motors Co 6.125 10/01/25 62,313
50,000 General Motors Financial Co, Inc 6.050 10/10/25 50,307
150,000 General Motors Financial Co, Inc 4 .900 10/06/29 147,550
75,000 General Motors Financial Co, Inc 5.850 04/06/30 76,360
50,000 General Motors Financial Co, Inc 5.750 02/08/31 50,416
300,000 General Motors Financial Co, Inc 5.600 06/18/31 300,025
100,000 Goodyear Tire & Rubber Co 5.250 04/30/31 90,205
200,000 (b) Hyundai Capital Services, Inc 2.125 04/24/25 199,643
150,000 (b) ZF North America Capital, Inc 6.875 04/14/28 147,315
TOTAL AUTOMOBILES & COMPONENTS 1,361,429
BANKS - 6.9%
150,000 (b) Banco Bradesco S.A. 6.500 01/22/30 154,635
200,000 (b),(c),(d) Banco del Estado de Chile 7.950 N/A 209,578
200,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.621 12/10/29 202,116
200,000 Banco Santander S.A. 6.350 03/14/34 205,343
200,000 (c),(d) Banco Santander S.A. 9.625 N/A 229,736
200,000 (d) Bancolombia S.A. 8.625 12/24/34 211,394
200,000 (b),(e) Bangkok Bank PCL 3.466 09/23/36 176,378
200,000 (b),(d) Bank Hapoalim BM 3.255 01/21/32 191,392
200,000 (b),(d) Bank Leumi Le-Israel BM 3.275 01/29/31 194,759
1,000,000 Bank of America Corp 2.592 04/29/31 898,189
300,000 Bank of America Corp 5.288 04/25/34 301,355
150,000 Bank of America Corp 5.511 01/24/36 152,659
475,000 Bank of America Corp 5.744 02/12/36 474,093
350,000 Bank of America Corp 2.676 06/19/41 248,261
175,000 (c) Bank of New York Mellon Corp 6.300 N/A 179,362
200,000 Barclays plc 5.367 02/25/31 202,214
200,000 Barclays plc 3.330 11/24/42 146,114
200,000 (c),(d) Barclays plc 9.625 N/A 219,370
200,000 (b),(c),(d) BNP Paribas S.A. 7.750 N/A 206,001
200,000 (b),(c),(d) BNP Paribas S.A. 8.500 N/A 209,165
350,000 CitiBank NA 5.570 04/30/34 359,678
150,000 Citigroup, Inc 3.200 10/21/26 147,046
125,000 Citigroup, Inc 4.300 11/20/26 124,476
80,000 Citigroup, Inc 4.125 07/25/28 78,717
100,000 Citigroup, Inc 4.542 09/19/30 98,651
140,000 Citigroup, Inc 2.572 06/03/31 124,673
150,000 Citigroup, Inc 6.020 01/24/36 151,433
350,000 Citigroup, Inc 5.333 03/27/36 348,727
175,000 (c) Citigroup, Inc 7.625 N/A 182,064
100,000 (c) Citigroup, Inc 4.000 N/A 98,446
325,000 (b) Cooperatieve Rabobank UA 1.339 06/24/26 322,415
200,000 (b),(c),(d) Credit Agricole S.A. 6.700 N/A 192,550

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.9% (continued)
$ 200,000 (b),(c),(d) Credit Agricole S.A. 8.125 % N/A $ 203,400
150,000 Deutsche Bank AG. 5.371 09/09/27 153,347
150,000 Deutsche Bank AG. 6.819 11/20/29 159,063
125,000 Deutsche Bank AG. 4.999 09/11/30 124,405
225,000 HSBC Holdings plc 7.390 11/03/28 239,127
200,000 HSBC Holdings plc 5.130 03/03/31 200,618
200,000 HSBC Holdings plc 5.450 03/03/36 199,263
200,000 (c),(d) HSBC Holdings plc 8.000 N/A 210,488
200,000 (c),(d) HSBC Holdings plc 6.950 N/A 199,266
125,000 JPMorgan Chase & Co 4.323 04/26/28 124,388
400,000 JPMorgan Chase & Co 5.581 04/22/30 412,583
275,000 JPMorgan Chase & Co 3.702 05/06/30 264,623
125,000 JPMorgan Chase & Co 5.140 01/24/31 126,950
75,000 JPMorgan Chase & Co 1.953 02/04/32 63,802
125,000 JPMorgan Chase & Co 4.912 07/25/33 124,006
650,000 JPMorgan Chase & Co 5.350 06/01/34 660,565
100,000 JPMorgan Chase & Co 6.254 10/23/34 107,400
200,000 JPMorgan Chase & Co 5.766 04/22/35 207,861
275,000 JPMorgan Chase & Co 4.946 10/22/35 269,119
75,000 JPMorgan Chase & Co 5.502 01/24/36 76,616
50,000 JPMorgan Chase & Co 2.525 11/19/41 34,580
250,000 JPMorgan Chase & Co 3.157 04/22/42 186,643
175,000 (c) JPMorgan Chase & Co 6.875 N/A 183,802
160,000 (c) JPMorgan Chase & Co 3.650 N/A 156,424
250,000 (c) M&T Bank Corp 3.500 N/A 237,130
250,000 (b) NBK SPC Ltd 1.625 09/15/27 239,107
125,000 PNC Financial Services Group, Inc 5.575 01/29/36 127,221
125,000 (c) PNC Financial Services Group, Inc 6.200 N/A 126,737
200,000 (c) Truist Financial Corp 4.950 N/A 198,539
100,000 US Bancorp 4.839 02/01/34 97,171
375,000 Wells Fargo & Co 2.393 06/02/28 357,905
100,000 Wells Fargo & Co 6.303 10/23/29 105,154
250,000 Wells Fargo & Co 5.211 12/03/35 248,275
125,000 (c) Wells Fargo & Co 7.625 N/A 133,529
250,000 (c) Wells Fargo & Co 3.900 N/A 245,019
TOTAL BANKS 14,045,116
CAPITAL GOODS - 1.2%
25,000 (b) Beacon Roofing Supply, Inc 6.500 08/01/30 26,299
450,000 Boeing Co 2.196 02/04/26 440,281
75,000 Boeing Co 5 .705 05/01/40 72,908
300,000 Boeing Co 5.805 05/01/50 285,594
50,000 (b) Chart Industries, Inc 7.500 01/01/30 51,857
60,000 Embraer Netherlands Finance BV 5.980 02/11/35 61,056
62,000 (b) H&E Equipment Services, Inc 3.875 12/15/28 61,800
200,000 Honeywell International, Inc 5.250 03/01/54 190,362
150,000 L3Harris Technologies, Inc 5.400 07/31/33 151,903
175,000 Northrop Grumman Corp 3.250 01/15/28 169,422
175,000 Raytheon Technologies Corp 4.125 11/16/28 172,532
50,000 Raytheon Technologies Corp 2.250 07/01/30 44,413
150,000 Raytheon Technologies Corp 6.000 03/15/31 159,310
200,000 (b) Sisecam UK plc 8.625 05/02/32 200,214
200,000 (b) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 210,432
80,000 (b) TransDigm , Inc 6.875 12/15/30 81,744
15,000 (b) WESCO Distribution, Inc 7.250 06/15/28 15,213
55,000 (b) Windsor Holdings III LLC 8.500 06/15/30 56,754
TOTAL CAPITAL GOODS 2,452,094
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
40,000 (b) ADT Corp 4.875 07/15/32 37,340
15,000 (b) ASGN, Inc 4.625 05/15/28 14,314
200,000 (b) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 208,187
31,000 (b) Prime Security Services Borrower LLC 5.750 04/15/26 30,955
26,000 (b) Prime Security Services Borrower LLC 3.375 08/31/27 24,638

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2% (continued)
$ 70,000 (b) Prime Security Services Borrower LLC 6.250% 01/15/28 $ 70,055
75,000 Verisk Analytics, Inc 3.625 05/15/50 53,823
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 439,312
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
25,000 (b) Asbury Automotive Group, Inc 4.625 11/15/29 23,428
50,000 (b) Asbury Automotive Group, Inc 5.000 02/15/32 45,344
75,000 AutoNation, Inc 5.890 03/15/35 74,853
150,000 Home Depot, Inc 4.950 06/25/34 150,504
32,000 Kohl's Corp 4.625 05/01/31 22,333
80,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 75,072
40,000 (b) LCM Investments Holdings II LLC 8.250 08/01/31 41,515
45,000 (b) Lithia Motors, Inc 4.625 12/15/27 43,587
175,000 Lowe's Cos, Inc 4.250 04/01/52 136,885
50,000 (b) Macy's Retail Holdings LLC 6.125 03/15/32 45,690
38,000 (b) Magic Mergeco , Inc 5.250 05/01/28 26,087
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 122,411
250,000 O'Reilly Automotive, Inc 1.750 03/15/31 210,315
200,000 (b) Prosus NV 4.193 01/19/32 182,264
15,000 (b) Wand NewCo 3, Inc 7.625 01/30/32 15,350
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,215,638
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6.375 09/15/27 50,185
TOTAL CONSUMER DURABLES & APPAREL 50,185
CONSUMER SERVICES - 0.2%
150,000 (b) Churchill Downs, Inc 6.750 05/01/31 151,182
6,000 (b) Hilton Domestic Operating Co, Inc 5.750 05/01/28 5,999
74,000 (b) Hilton Domestic Operating Co, Inc 3.625 02/15/32 64,860
20,000 (b) International Game Technology plc 4.125 04/15/26 19,750
60,000 (b) International Game Technology plc 6.250 01/15/27 60,398
20,000 (b) Light & Wonder International, Inc 7.500 09/01/31 20,488
25,000 (b) Marriott Ownership Resorts, Inc 4.500 06/15/29 22,933
8,000 (b) NCL Corp Ltd 5.875 03/15/26 7,983
TOTAL CONSUMER SERVICES 353,593
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000 (b) Albertsons Cos, Inc 6.500 02/15/28 70,981
75,000 Kroger Co 5.000 09/15/34 73,295
100,000 Kroger Co 5.500 09/15/54 94,327
75,000 SYSCO Corp 5.400 03/23/35 75,524
100,000 SYSCO Corp 3.150 12/14/51 64,132
200,000 Walmart, Inc 1.800 09/22/31 171,482
175,000 Walmart, Inc 4.500 04/15/53 154,755
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 704,496
ENERGY - 3.7%
100,000 (b) Antero Midstream Partners LP 6.625 02/01/32 101,669
19,000 (b) Archrock Partners LP 6.250 04/01/28 19,015
200,000 BP Capital Markets America, Inc 5.227 11/17/34 201,028
150,000 Cheniere Energy Partners LP 4.000 03/01/31 140,674
150,000 Cheniere Energy Partners LP 3.250 01/31/32 132,006
150,000 Cheniere Energy Partners LP 5.750 08/15/34 152,124
35,000 (b) Civitas Resources, Inc 8.375 07/01/28 36,120
30,000 (b) Civitas Resources, Inc 8.625 11/01/30 30,950
40,000 (b) Civitas Resources, Inc 8.750 07/01/31 41,078
65,000 (b) CNX Resources Corp 7.250 03/01/32 66,097
75,000 Diamondback Energy, Inc 5.550 04/01/35 75,294
35,000 (b) DT Midstream, Inc 4.125 06/15/29 32,940
30,000 (b) DT Midstream, Inc 4.375 06/15/31 27,594
45,000 Ecopetrol S.A. 6.875 04/29/30 44,730
200,000 Ecopetrol S.A. 4.625 11/02/31 166,614
250,000 Enbridge, Inc 5.700 03/08/33 256,585
150,000 Enbridge, Inc 8.500 01/15/84 165,210
33,000 (b) Energean Israel Finance Ltd 4.875 03/30/26 32,591
100,000 Energy Transfer LP 6.550 12/01/33 106,921

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.7% (continued)
$ 50,000 Energy Transfer LP 5.550% 05/15/34 $ 49,969
25,000 Energy Transfer LP 5.400 10/01/47 22,388
100,000 Energy Transfer LP 6.250 04/15/49 99,205
125,000 Energy Transfer LP 5.000 05/15/50 105,254
250,000 Energy Transfer LP 5.950 05/15/54 238,745
100,000 Energy Transfer Operating LP 5.500 06/01/27 101,521
6,000 (b) EnLink Midstream LLC 5.625 01/15/28 6,101
100,000 Enterprise Products Operating LLC 4.250 02/15/48 81,040
100,000 Enterprise Products Operating LLC 4.200 01/31/50 79,393
100,000 Enterprise Products Operating LLC 3.200 02/15/52 65,881
25,000 Enterprise Products Operating LLC 3.300 02/15/53 16,695
93,000 (b) EQM Midstream Partners LP 4.500 01/15/29 90,070
35,000 (b) EQM Midstream Partners LP 6.375 04/01/29 35,809
25,000 (b) EQT Corp 3.125 05/15/26 24,557
150,000 Expand Energy Corp 5.700 01/15/35 150,537
200,000 (b) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 168,950
18,000 Genesis Energy LP 8.000 01/15/27 18,362
50,000 Genesis Energy LP 8.250 01/15/29 51,622
10,000 (b) Hilcorp Energy I LP 5.750 02/01/29 9,662
25,000 (b) Hilcorp Energy I LP 6.000 04/15/30 23,774
9,000 (b) Hilcorp Energy I LP 6.000 02/01/31 8,386
100,000 (b) Hilcorp Energy I LP 8.375 11/01/33 102,478
100,000 (b) Kinetik Holdings LP 6.625 12/15/28 101,590
40,000 (b) Kodiak Gas Services LLC 7.250 02/15/29 40,774
75,000 Marathon Petroleum Corp 3.800 04/01/28 73,268
100,000 Marathon Petroleum Corp 5.000 09/15/54 82,042
400,000 (b) Matador Resources Co 6.250 04/15/33 390,172
200,000 (b) Oleoducto Central S.A. 4.000 07/14/27 193,900
100,000 ONEOK, Inc 4 .500 03/15/50 79,065
100,000 ONEOK, Inc 5.700 11/01/54 93,598
200,000 (b) ORLEN S.A. 6.000 01/30/35 205,210
67,000 (b) Parkland Corp 4.500 10/01/29 63,182
200,000 (b) Pertamina Persero PT 1.400 02/09/26 193,965
200,000 (e) Petrobras Global Finance BV 6.000 01/13/35 189,792
100,000 Petroleos Mexicanos 5.950 01/28/31 84,668
67,000 Petroleos Mexicanos 6.700 02/16/32 58,871
200,000 (b) Petronas Energy Canada Ltd 2.112 03/23/28 186,076
200,000 Phillips 66 2.150 12/15/30 173,682
200,000 (b) Qatar Petroleum 2.250 07/12/31 172,800
200,000 (b) Raizen Fuels Finance S.A. 5.700 01/17/35 190,030
175,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 176,508
200,000 (b) Saudi Arabian Oil Co 2.250 11/24/30 174,800
125,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 123,106
23,000 Sunoco LP 4.500 05/15/29 21,782
25,000 Targa Resources Partners LP 6.500 07/15/27 25,107
150,000 TotalEnergies Capital International S.A. 3.127 05/29/50 99,734
50,000 TotalEnergies Capital S.A. 5.488 04/05/54 48,377
200,000 TransCanada Trust 5.500 09/15/79 192,890
16,000 (b) Transocean, Inc 8.750 02/15/30 16,618
50,000 (b) US LIQUIDSCO0 5.584 10/01/34 48,956
50,000 (b) US LIQUIDSCO0 6.176 10/01/54 47,739
25,000 USA Compression Partners LP 6.875 09/01/27 25,019
100,000 (b) Venture Global Calcasieu Pass LLC 4.125 08/15/31 90,860
90,000 (b) Venture Global LNG, Inc 8.125 06/01/28 91,965
100,000 (b) Venture Global LNG, Inc 9.875 02/01/32 106,209
300,000 Williams Cos, Inc 5 .650 03/15/33 307,417
TOTAL ENERGY 7,549,411
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
150,000 Agree LP 2.000 06/15/28 138,102
50,000 American Homes 4 Rent LP 5.250 03/15/35 49,057
50,000 American Tower Corp 3.375 10/15/26 49,100
150,000 American Tower Corp 3.800 08/15/29 144,026

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1% (continued)
$ 175,000 American Tower Corp 2.900% 01/15/30 $ 160,975
50,000 American Tower Corp 2.100 06/15/30 43,721
50,000 American Tower Corp 1.875 10/15/30 42,770
125,000 American Tower Corp 5.400 01/31/35 126,127
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 92,854
150,000 Essential Properties LP 2.950 07/15/31 130,073
50,000 Essex Portfolio LP 3.000 01/15/30 46,022
175,000 Essex Portfolio LP 5.375 04/01/35 175,376
175,000 Healthcare Realty Holdings LP 3.875 05/01/25 174,807
125,000 Healthcare Realty Holdings LP 3.500 08/01/26 122,945
50,000 Healthcare Realty Holdings LP 3.100 02/15/30 45,879
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 87,965
100,000 Healthcare Realty Holdings LP 2.050 03/15/31 83,629
100,000 Highwoods Realty LP 3.875 03/01/27 98,058
50,000 Highwoods Realty LP 2.600 02/01/31 42,414
155,000 (b) Iron Mountain, Inc 7.000 02/15/29 158,522
100,000 Kite Realty Group LP 4.950 12/15/31 98,332
67,000 (e) MPT Operating Partnership LP 3.500 03/15/31 44,661
50,000 Regency Centers LP 3.900 11/01/25 49,666
100,000 Regency Centers LP 3.600 02/01/27 98,386
50,000 Regency Centers LP 2.950 09/15/29 46,590
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,350,057
FINANCIAL SERVICES - 2.5%
250,000 AerCap Ireland Capital DAC 3.000 10/29/28 234,928
150,000 AerCap Ireland Capital DAC 3.850 10/29/41 118,652
225,000 (c) Bank of New York Mellon Corp 4.700 N/A 223,637
185,000 (c) Capital One Financial Corp 3.950 N/A 176,958
200,000 (c) Charles Schwab Corp 5.375 N/A 199,291
30,000 (b) Compass Group Diversified Holdings LLC 5.250 04/15/29 28,301
100,000 Corebridge Financial, Inc 6.050 09/15/33 104,339
75,000 Corebridge Financial, Inc 5.750 01/15/34 76,969
200,000 (c),(d) Deutsche Bank AG. 6.000 N/A 197,757
250,000 Discover Bank 2.700 02/06/30 223,796
85,000 (b) FirstCash , Inc 6.875 03/01/32 86,059
80,000 Fiserv, Inc 3.500 07/01/29 76,080
100,000 Fiserv, Inc 5.450 03/15/34 101,373
250,000 Fiserv, Inc 5.150 08/12/34 247,961
200,000 Goldman Sachs Group, Inc 3.500 04/01/25 200,000
300,000 Goldman Sachs Group, Inc 4.482 08/23/28 299,272
150,000 Goldman Sachs Group, Inc 5.851 04/25/35 155,024
50,000 Goldman Sachs Group, Inc 4.411 04/23/39 44,487
100,000 Goldman Sachs Group, Inc 3.436 02/24/43 75,681
150,000 (c) Goldman Sachs Group, Inc 7.500 N/A 157,306
40,000 (b) HAT Holdings I LLC 8.000 06/15/27 41,409
50,000 Icahn Enterprises LP 5.250 05/15/27 47,536
38,000 Icahn Enterprises LP 4.375 02/01/29 31,659
200,000 (b) Indian Railway Finance Corp Ltd 3.249 02/13/30 185,311
125,000 Morgan Stanley 2.188 04/28/26 124,753
475,000 Morgan Stanley 3.125 07/27/26 466,789
100,000 Morgan Stanley 5.449 07/20/29 102,278
250,000 Morgan Stanley 5.250 04/21/34 250,123
100,000 Morgan Stanley 5.424 07/21/34 101,165
75,000 Morgan Stanley 5.831 04/19/35 77,720
50,000 Morgan Stanley 5.320 07/19/35 50,005
175,000 Morgan Stanley 5.587 01/18/36 178,722
50,000 Navient Corp 5.500 03/15/29 47,316
15,000 (b) PennyMac Financial Services, Inc 7.875 12/15/29 15,605
15,000 Springleaf Finance Corp 5.375 11/15/29 14,270
175,000 (c) State Street Corp 6.700 N/A 179,422
125,000 (b) UBS Group AG. 1.305 02/02/27 121,549

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 200,000 (b) UBS Group AG. 3.179% 02/11/43 $ 145,850
TOTAL FINANCIAL SERVICES 5,209,353
FOOD, BEVERAGE & TOBACCO - 1.1%
75,000 Anheuser-Busch Cos LLC 4.700 02/01/36 72,324
186,000 Anheuser-Busch Cos LLC 4.900 02/01/46 171,508
380,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 383,811
325,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 327,075
200,000 (b) Bimbo Bakeries USA, Inc 6.050 01/15/29 207,614
175,000 (b) Cia Cervecerias Unidas S.A. 3.350 01/19/32 153,233
125,000 (b) Mars, Inc 5.200 03/01/35 125,626
125,000 (b) Mars, Inc 5.650 05/01/45 125,272
100,000 (b) Mars, Inc 5.700 05/01/55 99,915
300,000 Philip Morris International, Inc 5.250 02/13/34 302,815
35,000 (b) Post Holdings, Inc 6.250 02/15/32 35,205
75,000 (b) Primo Water Holdings, Inc 4.375 04/30/29 71,774
200,000 (b) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 201,228
TOTAL FOOD, BEVERAGE & TOBACCO 2,277,400
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
50,000 Boston Scientific Corp 2.650 06/01/30 45,560
100,000 Cardinal Health, Inc 5.750 11/15/54 97,958
35,000 Centene Corp 2.450 07/15/28 31,937
180,000 Centene Corp 3 .000 10/15/30 157,433
40,000 (b) CHS 5.250 05/15/30 33,002
300,000 CVS Health Corp 4.780 03/25/38 269,175
250,000 CVS Health Corp 5.050 03/25/48 213,336
50,000 (b) DaVita, Inc 4.625 06/01/30 46,029
100,000 Elevance Health, Inc 2.250 05/15/30 89,071
100,000 Elevance Health, Inc 5.125 02/15/53 89,709
160,000 HCA, Inc 5.625 09/01/28 163,648
350,000 HCA, Inc 3.625 03/15/32 316,410
500,000 HCA, Inc 5.750 03/01/35 504,500
10,000 Tenet Healthcare Corp 4.625 06/15/28 9,652
80,000 Tenet Healthcare Corp 4.375 01/15/30 74,994
240,000 UnitedHealth Group, Inc 2.300 05/15/31 210,026
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,352,440
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000 Church & Dwight Co, Inc 2.300 12/15/31 64,424
40,000 (b) Coty, Inc 6.625 07/15/30 40,951
100,000 Haleon US Capital LLC 3.625 03/24/32 92,073
175,000 Unilever Capital Corp 4.625 08/12/34 172,103
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 369,551
INSURANCE - 1.9%
62,000 (b) Acrisure LLC 4.250 02/15/29 58,011
85,000 (b) Alliant Holdings Intermediate LLC 6.750 04/15/28 85,332
200,000 (b) Allianz SE 6.350 09/06/53 206,923
150,000 Aon Corp 5.350 02/28/33 152,528
200,000 (b) Ardonagh Finco Ltd 7.750 02/15/31 203,731
75,000 Arthur J Gallagher & Co 5.750 03/02/53 73,362
75,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 67,832
75,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 57,733
400,000 Hartford Financial Services Group, Inc 2.800 08/19/29 369,550
50,000 Hartford Financial Services Group, Inc 4.300 04/15/43 42,749
50,000 Hartford Financial Services Group, Inc 2.900 09/15/51 31,583
55,000 (b) HUB International Ltd 7.250 06/15/30 56,650
50,000 (b) Liberty Mutual Group, Inc 3.951 10/15/50 36,635
50,000 MetLife, Inc 5.000 07/15/52 45,403
175,000 MetLife, Inc 6.350 03/15/55 175,343
115,000 (c) MetLife, Inc 3.850 N/A 113,652
130,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 132,461
150,000 PartnerRe Finance B LLC 4.500 10/01/50 139,366
225,000 Prudential Financial, Inc 5.200 03/14/35 225,215
300,000 Prudential Financial, Inc 5.125 03/01/52 285,557

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.9% (continued)
$ 100,000 Prudential Financial, Inc 6 .500% 03/15/54 $ 101,844
200,000 Reinsurance Group of America, Inc 5.750 09/15/34 203,435
150,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 153,626
200,000 (b) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 197,860
100,000 Verisk Analytics, Inc 5.250 06/05/34 100,826
300,000 (a),(b) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7.792 01/05/27 308,220
250,000 (a),(b) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 6.792 01/07/28 254,900
TOTAL INSURANCE 3,880,327
MATERIALS - 1.3%
150,000 Amcor Flexibles North America, Inc 2.630 06/19/30 134,681
200,000 Amcor Flexibles North America, Inc 2.690 05/25/31 175,981
200,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 184,581
95,000 (b) Arsenal AIC Parent LLC 8.000 10/01/30 96,863
38,000 Ball Corp 2.875 08/15/30 33,122
225,000 Berry Global, Inc 1.570 01/15/26 219,311
150,000 Berry Global, Inc 1.650 01/15/27 142,299
200,000 (b) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 190,983
200,000 (b) Cemex SAB de C.V. 5.450 11/19/29 198,763
200,000 (b) Corp Nacional del Cobre de Chile 6.330 01/13/35 205,626
200,000 (b) Freeport Indonesia PT 5.315 04/14/32 196,240
65,000 (b) Mineral Resources Ltd 9.250 10/01/28 64,993
100,000 Nutrien Ltd 2.950 05/13/30 91,463
200,000 (b) OCP S.A. 3.750 06/23/31 177,252
200,000 (b) POSCO 4.500 08/04/27 199,291
30,000 (b) Sealed Air Corp 7.250 02/15/31 31,055
100,000 (b) Tronox , Inc 4.625 03/15/29 85,523
200,000 (b) UltraTech Cement Ltd 2.800 02/16/31 176,525
TOTAL MATERIALS 2,604,552
MEDIA & ENTERTAINMENT - 1.1%
100,000 (b) CCO Holdings LLC 5.125 05/01/27 98,494
100,000 Charter Communications Operating LLC 4.400 04/01/33 90,409
225,000 Charter Communications Operating LLC 6.550 06/01/34 231,452
350,000 Charter Communications Operating LLC 4.800 03/01/50 263,877
150,000 Comcast Corp 4.150 10/15/28 148,364
250,000 Comcast Corp 2.887 11/01/51 152,468
200,000 (b) CSC Holdings LLC 11.250 05/15/28 193,352
40,000 (b) DIRECTV Holdings LLC 5.875 08/15/27 38,762
15,000 Lamar Media Corp 3.625 01/15/31 13,406
250,000 Paramount Global 4.200 05/19/32 224,194
110,000 (b) Sirius XM Radio, Inc 4.000 07/15/28 102,630
50,000 (b) Sirius XM Radio, Inc 4.125 07/01/30 44,412
50,000 Time Warner Cable LLC 5.875 11/15/40 45,843
200,000 Warnermedia Holdings, Inc 3.755 03/15/27 195,072
250,000 Warnermedia Holdings, Inc 5.141 03/15/52 182,249
200,000 Weibo Corp 3.375 07/08/30 184,562
TOTAL MEDIA & ENTERTAINMENT 2,209,546
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
150,000 AbbVie, Inc 4.050 11/21/39 131,542
550,000 Amgen, Inc 5.650 03/02/53 539,511
30,000 (b) Avantor Funding, Inc 4.625 07/15/28 28,914
250,000 Gilead Sciences, Inc 5.250 10/15/33 255,861
100,000 Gilead Sciences, Inc 2.600 10/01/40 71,354
200,000 Gilead Sciences, Inc 5.500 11/15/54 197,918
200,000 (b) Organon Finance  LLC 5.125 04/30/31 174,381
400,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 379,789
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,779,270
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4.750 03/01/29 25,637
29,000 (e) Kennedy-Wilson, Inc 5.000 03/01/31 25,519
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 51,156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
250,000 (b) Broadcom, Inc 3.469 04/15/34 220,064

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 100,000 Broadcom, Inc 4.800% 10/15/34 $ 97,618
365,000 (b) Broadcom, Inc 4 .926 05/15/37 350,941
115,000 NVIDIA Corp 2.000 06/15/31 100,283
100,000 NXP BV 3.400 05/01/30 93,105
125,000 NXP BV 3.125 02/15/42 88,737
200,000 (b) TSMC Global Ltd 1.000 09/28/27 184,214
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,134,962
SOFTWARE & SERVICES - 0.9%
75,000 Accenture Capital, Inc 4.500 10/04/34 72,470
105,000 Adobe, Inc 2.300 02/01/30 95,317
275,000 AppLovin Corp 5.500 12/01/34 274,939
200,000 (b) CA Magnum Holdings 5.375 10/31/26 196,290
90,000 (b) Gen Digital, Inc 6.750 09/30/27 91,106
100,000 Microsoft Corp 1.350 09/15/30 86,404
147,000 Microsoft Corp 2.525 06/01/50 92,085
55,000 (b) Open Text Corp 3.875 12/01/29 50,031
15,000 (b) Open Text Holdings, Inc 4.125 02/15/30 13,679
250,000 Oracle Corp 4.900 02/06/33 245,818
275,000 Oracle Corp 6.000 08/03/55 274,650
125,000 Roper Technologies, Inc 1.400 09/15/27 116,035
75,000 Roper Technologies, Inc 2.000 06/30/30 65,509
200,000 Salesforce, Inc 2.700 07/15/41 142,706
TOTAL SOFTWARE & SERVICES 1,817,039
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
165,000 Amphenol Corp 2.800 02/15/30 152,362
60,000 Apple, Inc 2.650 02/08/51 37,555
300,000 Hewlett Packard Enterprise Co 5.000 10/15/34 292,274
80,000 (b) Imola Merger Corp 4.750 05/15/29 75,972
50,000 (b) Sensata Technologies BV 4.000 04/15/29 45,955
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 604,118
TELECOMMUNICATION SERVICES - 2.3%
564,000 AT&T, Inc 2.550 12/01/33 462,398
150,000 AT&T, Inc 4.500 05/15/35 140,991
855,000 AT&T, Inc 3.550 09/15/55 579,438
190,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 189,845
250,000 (b) Bharti Airtel Ltd 3.250 06/03/31 226,849
200,000 (b) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 167,895
200,000 (b) Millicom International Cellular S.A. 4.500 04/27/31 177,210
200,000 (b) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 191,877
175,000 T-Mobile US, Inc 5.875 11/15/55 176,176
455,000 T-Mobile USA, Inc 2.625 02/15/29 421,147
225,000 T-Mobile USA, Inc 3.875 04/15/30 215,694
325,000 T-Mobile USA, Inc 5.050 07/15/33 322,813
100,000 T-Mobile USA, Inc 3.000 02/15/41 72,551
125,000 T-Mobile USA, Inc 3.300 02/15/51 83,442
825,000 Verizon Communications, Inc 2.355 03/15/32 698,109
250,000 (b) Verizon Communications, Inc 4.780 02/15/35 242,685
200,000 (b) Vmed O2 UK Financing I plc 4.750 07/15/31 173,692
150,000 Vodafone Group plc 4.250 09/17/50 115,510
TOTAL TELECOMMUNICATION SERVICES 4,658,322
TRANSPORTATION - 0.3%
200,000 (b) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 149,380
275,000 Canadian Pacific Railway Co 2.050 03/05/30 243,300
160,000 (b) XPO, Inc 6.250 06/01/28 161,772
TOTAL TRANSPORTATION 554,452
UTILITIES - 2.4%
150,000 AEP Transmission Co LLC 5.400 03/15/53 143,572
200,000 Alabama Power Co 3.125 07/15/51 132,002
100,000 American Water Capital Corp 3.000 12/01/26 97,640
250,000 American Water Capital Corp 2.800 05/01/30 228,702
60,000 American Water Capital Corp 4.000 12/01/46 46,959
50,000 American Water Capital Corp 3.750 09/01/47 37,821

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 100,000 American Water Capital Corp 3.450% 05/01/50 $ 70,372
100,000 Atmos Energy Corp 1.500 01/15/31 83,930
175,000 Atmos Energy Corp 5.000 12/15/54 158,224
125,000 Baltimore Gas and Electric Co 3.750 08/15/47 94,577
50,000 Berkshire Hathaway Energy Co 3.250 04/15/28 48,432
100,000 Black Hills Corp 3.150 01/15/27 97,310
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 88,732
200,000 (b) Comision Federal de Electricidad 5.700 01/24/30 195,720
100,000 Commonwealth Edison Co 2 .750 09/01/51 60,619
150,000 Consolidated Edison Co of New York, Inc 5.500 03/15/55 145,641
58,000 Consumers Energy Co 2.650 08/15/52 35,200
100,000 Dominion Energy, Inc 7.000 06/01/54 105,106
50,000 Dominion Energy, Inc 6.625 05/15/55 49,649
125,000 DTE Electric Co 5.400 04/01/53 122,415
50,000 Duke Energy Progress LLC 2.500 08/15/50 29,254
50,000 Entergy Louisiana LLC 5.800 03/15/55 49,758
100,000 Exelon Corp 6.500 03/15/55 99,574
30,000 (b) Ferrellgas LP 5.375 04/01/26 29,697
44,000 (b) Ferrellgas LP 5.875 04/01/29 39,832
250,000 Florida Power & Light Co 4.800 05/15/33 248,101
100,000 Florida Power & Light Co 3.990 03/01/49 79,404
75,000 Florida Power & Light Co 5.700 03/15/55 76,573
200,000 (b) Israel Electric Corp Ltd 3.750 02/22/32 178,440
150,000 MidAmerican Energy Co 3.650 04/15/29 145,439
95,000 MidAmerican Energy Co 3.650 08/01/48 71,030
310,000 NiSource, Inc 1.700 02/15/31 259,438
75,000 NiSource, Inc 5.850 04/01/55 74,552
85,000 (b) NRG Energy, Inc 2.450 12/02/27 79,724
50,000 NRG Energy, Inc 5.750 01/15/28 49,877
12,000 (b) Pattern Energy Operations LP 4.500 08/15/28 11,164
100,000 PECO Energy Co 3.000 09/15/49 66,041
100,000 PECO Energy Co 2.800 06/15/50 62,922
200,000 (b) Perusahaan Listrik Negara PT 3.875 07/17/29 189,688
125,000 Public Service Co of Colorado 3.200 03/01/50 83,767
100,000 Public Service Electric and Gas Co 4.900 12/15/32 100,747
200,000 Public Service Electric and Gas Co 5.450 03/01/54 196,286
28,000 (b) Superior Plus LP 4.500 03/15/29 25,855
190,000 (b) Talen Energy Supply LLC 8.625 06/01/30 201,533
50,000 Union Electric Co 5.125 03/15/55 45,924
75,000 Virginia Electric and Power Co 2.950 11/15/26 73,359
50,000 Virginia Electric and Power Co 5.550 08/15/54 48,508
250,000 Wisconsin Power and Light Co 4.950 04/01/33 248,008
TOTAL UTILITIES 4,907,118
TOTAL CORPORATE BONDS
(Cost $67,960,649) 64,930,937
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.3%
FOREIGN GOVERNMENT BONDS - 2.5%
200,000 (b) Angolan Government International Bond 8.750 04/14/32 172,011
EUR 100,000 (b) Banque Ouest Africaine de Developpement 2.750 01/22/33 92,286
50,000 (b) Bermuda Government International Bond 4.750 02/15/29 49,550
225,000 Brazilian Government International Bond 6.000 10/20/33 218,920
200,000 Colombia Government International Bond 8.000 11/14/35 200,900
200,000 (b) Costa Rica Government International Bond 5.625 04/30/43 178,706
79,525 (b) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 47,023
56,442 (b) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 27,449
14,000 (b) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 6,146
200,000 (b) Egypt Government International Bond 7.053 01/15/32 168,459
100,000 European Investment Bank 4.875 02/15/36 104,468
200,000 (b) Export-Import Bank of India 2.250 01/13/31 171,989
200,000 (b) Guatemala Government Bond 3.700 10/07/33 166,200

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 200,000 (b) Hungary Government International Bond 6.125% 05/22/28 $ 205,316
93,750 (b) Iraq Government International Bond 5.800 01/15/28 91,903
200,000 Israel Government International Bond 5.375 03/12/29 201,498
200,000 (b) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 192,006
200,000 Japan Bank for International Cooperation 2.375 04/20/26 196,119
200,000 (b) Kenya Government International Bond 9.750 02/16/31 195,750
200,000 (b) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 193,386
200,000 Mexico Government International Bond 5.400 02/09/28 201,591
25,000 Mexico Government International Bond 3.250 04/16/30 22,536
32,000 Mexico Government International Bond 6.050 01/11/40 30,098
275,000 Mexico Government International Bond 4.280 08/14/41 208,370
250,000 Mexico Government International Bond 6.400 05/07/54 228,177
85,000 Panama Government International Bond 6.700 01/26/36 81,268
200,000 (b) Paraguay Government International Bond 6.000 02/09/36 199,800
130,000 Peruvian Government International Bond 3.000 01/15/34 107,734
100,000 Republic of Poland Government International Bond 4.875 10/04/33 98,406
140,000 Republic of Poland Government International Bond 5.500 04/04/53 131,745
102,000 (b) Romanian Government International Bond 5.875 01/30/29 101,569
275,000 (b) Rwanda International Government Bond 5.500 08/09/31 222,344
200,000 (b) Saudi Government International Bond 3.750 01/21/55 136,000
200,000 (b) Serbia Government International Bond 2.125 12/01/30 164,797
200,000 Turkiye Government International Bond 7.625 05/15/34 201,366
TOTAL FOREIGN GOVERNMENT BONDS 5,015,886
MORTGAGE BACKED - 26.2%
100,000 (a),(b) Angel Oak Mortgage Trust 2.837 11/25/66 71,826
80,650 (a),(b) Bayview Opportunity Master Fund VI Trust 3.000 10/25/51 68,276
1,428,473 (a),(b) Citigroup Mortgage Loan Trust 0.156 02/25/52 11,989
310,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.440 03/25/42 319,939
430,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.986 06/25/42 457,968
85,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.690 01/25/43 89,221
35,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9.686 05/25/43 38,249
445,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.436 06/25/43 463,888
325,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7.040 07/25/43 334,187
125,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 132,002
80,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.890 10/25/43 84,520
60,035 Fannie Mae Pool 3.500 06/01/32 58,482
48,476 Fannie Mae Pool 5.000 05/01/35 48,785
5,546 Fannie Mae Pool 7.500 07/01/35 5,665
57,243 Fannie Mae Pool 5.000 02/01/36 57,661
61,330 Fannie Mae Pool 3.000 10/01/39 56,501
48,114 Fannie Mae Pool 3.000 05/01/40 44,345
84,464 Fannie Mae Pool 5.000 09/01/40 85,204
46,411 Fannie Mae Pool 4.000 09/01/42 44,296
32,849 Fannie Mae Pool 4.500 03/01/44 32,282
276,435 Fannie Mae Pool 4.000 05/01/44 265,186
114,343 Fannie Mae Pool 4.500 10/01/44 111,388
216,218 Fannie Mae Pool 4.500 11/01/44 210,631
49,476 Fannie Mae Pool 5.000 11/01/44 49,909
18,209 Fannie Mae Pool 4.000 01/01/45 17,380
248,152 Fannie Mae Pool 3.500 01/01/46 229,042
14,391 Fannie Mae Pool 4.000 04/01/46 13,663
101,552 Fannie Mae Pool 3.500 07/01/46 93,443
251,171 Fannie Mae Pool 3.500 07/01/46 234,104
46,127 Fannie Mae Pool 3.000 10/01/46 40,168
5,467 Fannie Mae Pool 3.000 11/01/47 4,760
120,510 Fannie Mae Pool 3.500 11/01/47 112,220
149,607 Fannie Mae Pool 3.500 01/01/48 137,655
68,545 Fannie Mae Pool 4.500 01/01/48 66,773
59,532 Fannie Mae Pool 4.500 02/01/48 57,994
50,916 Fannie Mae Pool 4.500 05/01/48 49,600
34,669 Fannie Mae Pool 4.500 05/01/48 33,772
196,706 Fannie Mae Pool 3 .000 07/01/50 173,671

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 172,141 Fannie Mae Pool 2.500% 08/01/51 $ 144,851
132,027 Fannie Mae Pool 3.000 09/01/51 116,102
627,470 Fannie Mae Pool 2.500 12/01/51 527,220
20,074 Fannie Mae Pool 2.500 01/01/52 16,749
294,939 Fannie Mae Pool 2.500 02/01/52 248,155
266,045 Fannie Mae Pool 3.000 02/01/52 231,867
234,128 Fannie Mae Pool 3.500 02/01/52 213,433
747,152 Fannie Mae Pool 3.000 04/01/52 648,176
371,717 Fannie Mae Pool 3.000 04/01/52 325,449
140,900 Fannie Mae Pool 3.000 05/01/52 123,235
386,552 Fannie Mae Pool 3.500 05/01/52 349,476
469,451 Fannie Mae Pool 3.500 05/01/52 424,069
467,556 Fannie Mae Pool 4 .000 05/01/52 436,447
17,264 Fannie Mae Pool 3.000 06/01/52 14,970
117,515 Fannie Mae Pool 3.500 06/01/52 106,411
407,413 Fannie Mae Pool 3.500 06/01/52 368,051
769,591 Fannie Mae Pool 4.000 06/01/52 718,386
165,342 Fannie Mae Pool 4.500 06/01/52 158,442
406,392 Fannie Mae Pool 4.500 06/01/52 389,392
1,450,372 Fannie Mae Pool 4.000 07/01/52 1,353,868
106,408 Fannie Mae Pool 4.500 07/01/52 101,968
158,084 Fannie Mae Pool 4.500 07/01/52 151,443
1,459,017 Fannie Mae Pool 4.000 08/01/52 1,361,937
684,166 Fannie Mae Pool 4.500 08/01/52 655,546
1,396,080 Fannie Mae Pool 5.000 08/01/52 1,373,025
751,408 Fannie Mae Pool 4.000 09/01/52 701,222
2,952,265 Fannie Mae Pool 4.500 09/01/52 2,828,868
94,089 Fannie Mae Pool 5.000 09/01/52 92,536
1,611,896 Fannie Mae Pool 4.000 10/01/52 1,504,137
334,292 Fannie Mae Pool 4.500 10/01/52 320,332
219,909 Fannie Mae Pool 5.000 10/01/52 216,164
508,179 Fannie Mae Pool 4.000 11/01/52 474,206
1,219,489 Fannie Mae Pool 4.500 11/01/52 1,168,649
8,582 Fannie Mae Pool 5 .000 01/01/53 8,436
943,888 Fannie Mae Pool 5.000 02/01/53 927,318
345,622 Fannie Mae Pool 5.500 02/01/53 345,925
507,771 Fannie Mae Pool 5.000 04/01/53 498,830
31,483 Fannie Mae Pool 5.000 06/01/53 31,140
1,755,215 Fannie Mae Pool 5.500 06/01/53 1,755,628
1,390,417 Fannie Mae Pool 5.000 08/01/53 1,365,648
1,941,443 Fannie Mae Pool 5.500 10/01/53 1,940,324
29,266 Fannie Mae Pool 6.000 03/01/54 29,737
513,635 Fannie Mae Pool 5.500 04/01/54 513,094
2,014,664 Fannie Mae Pool 5.500 05/01/54 2,012,543
1,002,308 Fannie Mae Pool 6.000 06/01/54 1,018,204
1,503,061 Fannie Mae Pool 5.500 10/01/54 1,501,478
57,524 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1.496 09/25/43 6,334
109,193 Fannie Mae REMICS 3.500 02/25/48 96,317
78,563 Fannie Mae REMICS 4.000 07/25/48 73,985
144,306 Fannie Mae REMICS 2.000 08/25/50 18,536
369,772 Fannie Mae REMICS 2.000 08/25/50 252,302
176,344 Fannie Mae REMICS 2.000 10/25/50 120,484
418,533 Fannie Mae REMICS 2.500 11/25/50 58,598
78,659 Fannie Mae REMICS 3.000 02/25/51 13,198
189,201 Fannie Mae REMICS 2.500 11/25/51 22,423
263,198 Fannie Mae REMICS 3.500 04/25/52 204,187
181,363 Fannie Mae REMICS 4.500 07/25/52 174,821
112,724 Fannie Mae REMICS 4.500 08/25/52 96,313
82,042 Fannie Mae REMICS 4.000 09/25/52 70,319
99,780 Fannie Mae REMICS 4.000 09/25/52 89,530
83,913 Fannie Mae REMICS 4.500 10/25/52 78,113
89,507 Fannie Mae REMICS 4.500 10/25/52 85,969

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 131,308 Fannie Mae REMICS 5.500% 11/25/52 $ 130,572
61,150 Federal National Mortgage Association 2.500 02/01/52 50,979
11,382 Freddie Mac Gold Pool 5.000 06/01/36 11,477
3,836 Freddie Mac Gold Pool 5.000 07/01/39 3,874
115,089 Freddie Mac Gold Pool 3.500 04/01/45 106,697
311,146 Freddie Mac Gold Pool 3.500 08/01/45 289,151
7,543 Freddie Mac Gold Pool 4.500 06/01/47 7,376
181,902 Freddie Mac Gold Pool 4.000 09/01/47 172,925
72,160 Freddie Mac Gold Pool 3.500 12/01/47 66,483
63,764 Freddie Mac Gold Pool 4.500 08/01/48 62,445
726,974 Freddie Mac Pool 3.000 11/01/49 641,783
156,610 Freddie Mac Pool 2.500 11/01/51 130,712
188,290 Freddie Mac Pool 3.000 11/01/51 166,406
165,145 Freddie Mac Pool 3.000 11/01/51 145,226
29,719 Freddie Mac Pool 3.000 11/01/51 26,366
47,947 Freddie Mac Pool 3.000 11/01/51 42,374
117,066 Freddie Mac Pool 3 .000 02/01/52 101,736
160,271 Freddie Mac Pool 3.000 03/01/52 139,121
204,442 Freddie Mac Pool 2.500 04/01/52 171,477
107,379 Freddie Mac Pool 3.000 04/01/52 94,161
486,936 Freddie Mac Pool 4.000 04/01/52 455,297
29,652 Freddie Mac Pool 3.000 05/01/52 25,724
72,065 Freddie Mac Pool 3.000 06/01/52 62,903
72,780 Freddie Mac Pool 3.000 06/01/52 63,139
349,902 Freddie Mac Pool 4.500 06/01/52 335,226
1,472,952 Freddie Mac Pool 4.500 07/01/52 1,409,728
350,035 Freddie Mac Pool 4.500 07/01/52 335,353
112,341 Freddie Mac Pool 6.000 11/01/52 114,473
1,047,880 Freddie Mac Pool 5.000 06/01/53 1,029,214
461,205 Freddie Mac Pool 5.000 08/01/53 452,769
458,600 Freddie Mac Pool 5.500 08/01/53 458,637
169,451 Freddie Mac REMICS 3.500 01/15/47 150,594
142,139 Freddie Mac REMICS 4.000 01/15/48 134,652
152,089 Freddie Mac REMICS 4.000 03/15/48 143,389
110,213 Freddie Mac REMICS 4.000 04/15/48 103,696
75,099 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2.779 06/15/48 69,080
98,813 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2.699 10/15/48 86,394
134,798 Freddie Mac REMICS 2.000 09/25/50 90,335
60,915 Freddie Mac REMICS 3.000 09/25/50 44,892
131,506 Freddie Mac REMICS 3.000 10/25/50 94,074
424,202 Freddie Mac REMICS 2.500 02/25/51 70,144
165,414 Freddie Mac REMICS 2.500 05/25/51 104,987
66,742 Freddie Mac REMICS 4.000 08/25/52 56,104
78,478 Freddie Mac REMICS 5.500 02/25/53 79,844
15,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11.440 01/25/42 15,977
60,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.090 02/25/42 62,744
95,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8.647 04/25/42 101,316
420,400 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7.690 05/25/42 436,997
620,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.840 06/25/42 659,092
280,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8.340 07/25/42 295,506
125,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7.890 08/25/42 130,619
290,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8.040 09/25/42 305,182
70,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8.444 03/25/43 72,946
1,573 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3.786 02/25/48 1,528
2,721 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3.847 05/25/48 2,648
3,112 Ginnie Mae I Pool 5.000 03/15/34 3,153
12,640 Ginnie Mae I Pool 5.000 06/15/34 12,703
1,557 Ginnie Mae I Pool 5.000 04/15/38 1,569
3,104 Ginnie Mae I Pool 4.500 04/15/40 3,042
86,619 Ginnie Mae II Pool 3.000 06/20/51 76,762
55,486 Ginnie Mae II Pool 3.000 12/20/51 49,172
91,438 Ginnie Mae II Pool 2.500 02/20/52 76,021

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 825,430 Ginnie Mae II Pool 3.500% 07/20/52 $ 756,848
494,433 Ginnie Mae II Pool 4.000 08/20/52 463,915
330,173 Ginnie Mae II Pool 4.500 08/20/52 317,199
41,510 Ginnie Mae II Pool 5.000 11/20/52 40,896
269,582 Government National Mortgage Association 5.000 01/20/40 55,342
186,411 Government National Mortgage Association 5.000 03/20/40 36,716
52,175 Government National Mortgage Association 2.500 12/20/43 46,404
62,525 Government National Mortgage Association 3.000 03/20/45 55,850
62,677 Government National Mortgage Association 4.000 06/20/46 7,203
247,317 Government National Mortgage Association 3.000 11/20/51 182,177
339,860 Government National Mortgage Association 3.000 12/20/51 248,783
262,820 Government National Mortgage Association 3.000 01/20/52 195,940
314,575 Government National Mortgage Association 3.000 02/20/52 218,446
200,234 Government National Mortgage Association 4.000 04/20/52 170,874
195,649 Government National Mortgage Association 5.000 04/20/52 35,710
111,237 Government National Mortgage Association 4.000 07/20/52 91,839
162,231 Government National Mortgage Association 4.500 09/20/52 151,399
156,052 Government National Mortgage Association 4.500 09/20/52 145,534
109,809 Government National Mortgage Association 4.500 02/20/53 100,371
89,689 Government National Mortgage Association 5.500 02/20/53 89,342
181,622 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2.606 05/20/53 15,386
132,290 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 6 .262 08/20/53 143,582
60,437 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 8.407 08/20/53 70,406
1,587,177 (a),(b) GS Mortgage-Backed Securities Corp Trust 0.151 08/25/51 13,644
218,216 (a),(b) GS Mortgage-Backed Securities Trust 2.500 11/25/51 177,216
159,448 (a),(b) GS Mortgage-Backed Securities Trust 2.500 03/25/52 129,693
90,833 (a),(b) GS Mortgage-Backed Securities Trust 2.827 05/28/52 75,158
181,892 (a),(b) GS Mortgage-Backed Securities Trust 3.000 08/26/52 153,985
17,804 (a),(b) JP Morgan Mortgage Trust 3.500 05/25/47 16,141
130,219 (a),(b) JP Morgan Mortgage Trust 3.500 10/25/48 116,378
3,289 (a),(b) JP Morgan Mortgage Trust 4.000 01/25/49 3,073
426,033 (a),(b) JP Morgan Mortgage Trust 0.122 06/25/51 2,712
745,832 (a),(b) JP Morgan Mortgage Trust 0.107 11/25/51 4,466
63,396 (a),(b) JP Morgan Mortgage Trust 2.500 11/25/51 51,565
747,463 (a),(b) JP Morgan Mortgage Trust 0.115 12/25/51 4,822
87,453 (a),(b) JP Morgan Mortgage Trust 2.500 12/25/51 71,133
131,609 (a),(b) JP Morgan Mortgage Trust 2.500 01/25/52 107,131
182,101 (a),(b) JP Morgan Mortgage Trust 0.500 04/25/52 5,231
68,755 (a),(b) JP Morgan Mortgage Trust 3.343 04/25/52 57,869
114,591 (a),(b) JP Morgan Mortgage Trust 3.343 04/25/52 97,541
91,673 (a),(b) JP Morgan Mortgage Trust 3.343 04/25/52 74,642
194,697 (a),(b) JP Morgan Mortgage Trust 2.500 06/25/52 158,364
1,088,871 (b) JP Morgan Mortgage Trust 0.224 07/25/52 10,491
202,750 (a),(b) JP Morgan Mortgage Trust 2.500 07/25/52 164,777
309,070 (a),(b) JP Morgan Mortgage Trust 3.000 08/25/52 261,651
164,065 (a),(b) JP Morgan Mortgage Trust 3.000 10/25/52 138,893
104,537 (a),(b) JP Morgan Mortgage Trust 3.000 11/25/52 88,499
128,963 (a),(b) JP Morgan Mortgage Trust 3.000 04/25/53 109,177
79,030 (a),(b) JP Morgan Mortgage Trust 5.000 06/25/53 76,555
79,030 (a),(b) JP Morgan Mortgage Trust 5.500 06/25/53 77,880
112,519 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 91,558
112,323 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 100,193
95,070 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 77,331
99,668 (a),(b) OBX 3.000 01/25/52 84,376
200,702 (a),(b) RCKT Mortgage Trust 2.500 02/25/52 163,248
182,860 (a),(b) RCKT Mortgage Trust 3.000 05/25/52 154,805
81,608 (a),(b) RCKT Mortgage Trust 4.000 06/25/52 73,753
5,478 (a),(b) Sequoia Mortgage Trust 4.000 06/25/49 5,170
29,184 (a),(b) Sequoia Mortgage Trust 3.500 12/25/49 26,211
77,603 (a),(b) Sequoia Mortgage Trust 2.500 06/25/51 63,121
100,000 (a),(b) Verus Securitization Trust 7.511 02/25/68 101,039
18,959 (b) Verus Securitization Trust (Step Bond) 2.733 05/25/65 18,253

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 74,611 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000% 08/25/51 $ 63,163
92,908 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.312 08/25/51 77,868
TOTAL MORTGAGE BACKED 53,509,065
MUNICIPAL BONDS - 0.4%
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 3.264 09/01/25 198,974
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 4.038 09/01/34 186,331
170,000 New York State Dormitory Authority 4.294 07/01/44 149,312
300,000 State of Oregon Department of Administrative Services 4.103 05/01/39 271,321
TOTAL MUNICIPAL BONDS 805,938
U.S. TREASURY SECURITIES - 20.2%
375,000 United States Treasury Note 4.125 10/31/26 375,937
180,000 United States Treasury Note 4.125 01/31/27 180,612
1,305,000 United States Treasury Note 4.125 02/28/27 1,309,945
100,000 United States Treasury Note 4.250 01/15/28 100,938
50,000 United States Treasury Note 4.625 02/15/35 51,656
1,614,000 United States Treasury Note 4 .750 02/15/45 1,643,506
10,749,000 United States Treasury Note 4.500 11/15/54 10,591,124
250,000 United States Treasury Note/Bond 4.250 12/31/25 250,207
1,060,000 United States Treasury Note/Bond 4.250 01/31/26 1,061,101
3,100,000 United States Treasury Note/Bond 4.500 03/31/26 3,112,739
595,000 United States Treasury Note/Bond 4.875 04/30/26 600,090
125,000 United States Treasury Note/Bond 4.625 06/30/26 125,928
250,000 United States Treasury Note/Bond 4.375 12/15/26 251,758
150,000 United States Treasury Note/Bond 4.500 05/15/27 151,781
1,146,000 United States Treasury Note/Bond 4.000 02/28/30 1,148,596
245,000 United States Treasury Note/Bond 4.875 10/31/30 255,566
2,000,000 United States Treasury Note/Bond 4.125 03/31/31 2,009,922
325,000 United States Treasury Note/Bond 4.625 04/30/31 335,182
2,819,000 United States Treasury Note/Bond 4.125 07/31/31 2,830,232
300,000 United States Treasury Note/Bond 2.250 05/15/41 222,316
500,000 United States Treasury Note/Bond 2.000 11/15/41 351,191
5,111,800 United States Treasury Note/Bond 2.375 02/15/42 3,793,914
4,005,000 United States Treasury Note/Bond 3.875 02/15/43 3,665,514
3,668,000 United States Treasury Note/Bond 4.750 11/15/43 3,747,235
1,535,700 United States Treasury Note/Bond 3.000 11/15/45 1,198,746
1,615,000 United States Treasury Note/Bond 2.875 11/15/46 1,220,334
765,000 United States Treasury Note/Bond 3.000 05/15/47 587,735
176,000 United States Treasury Note/Bond 3.375 11/15/48 142,856
TOTAL U.S. TREASURY SECURITIES 41,316,661
TOTAL GOVERNMENT BONDS
(Cost $104,499,937) 100,647,550
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 65,650
TOTAL FINANCIAL SERVICES 65,650
TOTAL PREFERRED STOCKS
(Cost $65,000) 65,650
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.0%
ASSET BACKED - 4.8%
203,993 (b) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 205,675
250,000 AmeriCredit Automobile Receivables Trust, Series 2020 3 1.490 09/18/26 249,605
80,000 AmeriCredit Automobile Receivables Trust, Series 2021 1 1.210 12/18/26 79,350
100,000 (b) AMSR Trust, Series 2019 SFR1 3.148 01/19/39 97,171
89,712 (b) Apollo aviation securitization, Series 2021 2A 2.798 01/15/47 82,480
74,414 (b) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3.280 09/26/33 73,228
92,548 (b) Capital Automotive REIT, Series 2021 1A 1.440 08/15/51 88,182
98,896 (b) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 94,209
96,875 (b) Cars Net Lease Mortgage Notes, Series 2020 1A 2.010 12/15/50 89,657

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 97,875 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3.100% 12/15/50 $ 91,653
100,000 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4.690 12/15/50 92,098
13,767 Carvana Auto Receivables Trust, Series 2021 N4 1.720 09/11/28 13,295
114,473 (b) Carvana Auto Receivables Trust, Series 2022 N1 4.130 12/11/28 113,150
250,000 (a),(b) Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A 1.000 07/17/34 249,638
144,702 (a),(b) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 5.151 04/07/52 14
1,303 Centex Home Equity, Series 2002 A 5.540 01/25/32 1,308
449,726 (b) CF Hippolyta LLC, Series 2020 1 1.690 07/15/60 443,789
217,471 (b) CF Hippolyta LLC, Series 2020 1 1.990 07/15/60 199,587
89,945 (b) CF Hippolyta LLC, Series 2020 1 2.280 07/15/60 88,525
235,612 (b) CF Hippolyta LLC, Series 2021 1A 1.530 03/15/61 225,200
235,612 (b) CF Hippolyta LLC, Series 2021 1A 1.980 03/15/61 222,376
230,000 (b) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 220,142
118,125 (b) DB Master Finance LLC, Series 2019 1A 4.352 05/20/49 115,146
193,500 (b) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 184,602
96,750 (b) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 88,783
17,274 (b) Diamond Resorts Owner Trust, Series 2021 1A 2.050 11/21/33 17,025
185,500 (b) Domino's Pizza Master Issuer LLC, Series 2015 1A 4.474 10/25/45 184,906
145,875 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 134,678
67,543 (b) FNA VI LLC, Series 2021 1A 1.350 01/10/32 62,315
51,535 (b) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 45,283
51,535 (b) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 46,399
36,027 (b) Hilton Grand Vacations Trust, Series 2019 AA 2.340 07/25/33 35,351
2,213 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 2,170
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4.570 09/21/29 1,005,130
195,528 (b) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 187,707
152,508 (b) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 145,493
500,000 (b) M&T Bank Auto Receivables Trust, Series 2025 1A 4.730 06/17/30 503,538
250,000 (a),(b) Massachusetts St, (TSFR3M + 1.912%), Series 2021 3A 6.214 01/15/35 250,132
46,112 (b) MVW LLC, Series 2021 2A 1.830 05/20/39 43,710
31,490 (b) MVW Owner Trust, Series 2019 1A 3.000 11/20/36 31,383
18,453 (b) Navient Private Education Refi Loan Trust, Series 2020 HA 1.310 01/15/69 17,339
74,944 (b) Navient Student Loan Trust, Series 2019 BA 3.390 12/15/59 73,372
243,094 (a),(b) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.322%), Series 2021 40A 5.629 04/16/33 243,209
250,000 (a),(b) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%), Series 2021 40A 5.969 04/16/33 250,441
225,388 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1.480 01/20/51 217,631
92,315 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2.380 11/20/51 87,330
250,000 (a),(b) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%), Series 2021 10A 6.205 01/18/36 250,206
150,000 (b) OneMain Financial Issuance Trust, Series 2020 2A 1.750 09/14/35 145,153
170,000 (b) PFS Financing Corp, Series 2024 D 5.340 04/15/29 173,012
500,000 (b) PFS Financing Corp, Series 2025 B 4.850 02/15/30 504,187
12,943 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0.990 11/20/37 12,628
12,943 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.340 11/20/37 12,633
12,943 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.790 11/20/37 12,626
22,887 (b) SoFi Professional Loan Program LLC, Series 2017 F 2.840 01/25/41 22,695
175,000 (b) Stack Infrastructure Issuer LLC, Series 2020 1A 1.893 08/25/45 172,759
250,000 (b) Stack Infrastructure Issuer LLC, Series 2021 1A 1.877 03/26/46 242,400
3,825 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5.335 09/25/34 3,655
249,375 (b) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 251,167
93,750 (b) Taco Bell Funding LLC, Series 2016 1A 4.970 05/25/46 93,626
127,725 (b) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 120,944
98,250 (b) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 88,127
278,966 (b) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 253,337
500,000 (b) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 502,074
TOTAL ASSET BACKED 9,854,634
OTHER MORTGAGE BACKED - 9.2%
92,085 (a),(b) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 84,862
500,000 (b) BANK, Series 2019 BN21 2.500 10/17/52 357,812
200,000 (b) BBCMS Trust, Series 2015 SRCH 4.197 08/10/35 195,239
400,000 Benchmark Mortgage Trust, Series 2019 B9 4.267 03/15/52 384,051
500,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2.244 08/15/54 398,198
450,000 Benchmark Mortgage Trust, Series 2019 B14 3.049 12/15/62 413,920

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 125,000 Benchmark Mortgage Trust, Series 2019 B14 3.493% 12/15/62 $ 101,866
324,264 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5 5.711 03/15/41 325,142
250,000 (a),(b) CF Mortgage Trust, Series 2020 P1 3.603 04/15/52 226,079
154,442 CFCRE Commercial Mortgage Trust, Series 2016 C7 3.644 12/10/54 152,884
3,507 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5.415 02/20/35 3,543
57,902 (a),(b) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4.663 07/10/47 54,944
250,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3.018 08/10/56 223,817
24,723 COMM Mortgage Trust, Series 2012 CR4 2.853 10/15/45 23,581
377,886 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 369,550
500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 237,970
300,000 (a) COMM Mortgage Trust, Series 2015 CR22 3.603 03/10/48 293,298
200,000 (a),(b) COMM Mortgage Trust, Series 2015 CR22 4.044 03/10/48 153,573
550,000 (a) COMM Mortgage Trust, Series 2015 CR23 4.183 05/10/48 537,052
200,000 (a) COMM Mortgage Trust, Series 2015 CR23 4.492 05/10/48 190,904
500,000 COMM Mortgage Trust, Series 2015 CR24 3.696 08/10/48 497,312
250,000 COMM Mortgage Trust, Series 2015 CR27 3.984 10/10/48 246,969
600,000 (a) COMM Mortgage Trust, Series 2015 LC23 4.158 10/10/48 593,356
105,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7.340 04/25/42 107,758
480,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.190 05/25/42 502,205
183,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7.940 07/25/42 190,985
465,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9.086 09/25/42 498,390
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.086 12/25/42 379,324
89,443 (a),(b) CSMC, Series 2021 NQM8 2.405 10/25/66 78,507
200,000 DBJPM Mortgage Trust, Series 2020 C9 2.340 08/15/53 170,271
400,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 5.946 06/10/37 406,203
250,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6.625 06/10/37 251,942
78,302 (a),(b) Flagstar Mortgage Trust, Series 2017 2 3.980 10/25/47 71,369
1,845 (a),(b) Flagstar Mortgage Trust, Series 2018 5 4.000 09/25/48 1,742
158,584 (a),(b) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 128,991
92,165 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV 3.343 07/25/51 75,503
2,827 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 2,668
27,236 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 23,395
609,952 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.251 03/27/51 7,567
92,651 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 79,587
59,701 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 48,839
151,167 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 122,957
160,821 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 136,147
293,655 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 238,855
138,888 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 112,970
90,869 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.721 01/25/52 73,143
96,810 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3.000 07/25/52 81,957
157,211 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3.000 09/25/52 133,090
120,811 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 102,275
102,690 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 86,935
131,427 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 114,922
600,000 (b) Hotwire Funding LLC, Series 2023 1A 5.687 05/20/53 605,997
500,000 (a),(b) HTL Commercial Mortgage Trust, Series 2024 T53 7.088 05/10/39 510,595
23,355 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1 2.051 10/25/55 22,013
24,636 (a),(b) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5 .647 12/25/44 23,896
20,237 (a),(b) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 18,138
81,886 (a),(b) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 73,515
56,545 (a),(b) JP Morgan Mortgage Trust, Series 2017 5 5.011 10/26/48 56,690
1,865 (a),(b) JP Morgan Mortgage Trust, Series 2018 9 4.000 02/25/49 1,744
6,328 (a),(b) JP Morgan Mortgage Trust, Series 2019 1 4.000 05/25/49 5,933
92,910 (a),(b) JP Morgan Mortgage Trust, Series 2020 1 3.815 06/25/50 83,517
527,664 (a),(b) JP Morgan Mortgage Trust, Series 2021 3 0.137 07/25/51 4,093
362,497 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 0.130 08/25/51 2,676
45,190 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 2.880 08/25/51 36,732
585,659 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 0.133 10/25/51 4,466
98,830 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 80,508
192,066 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2 0.400 12/25/51 4,753
78,140 (a),(b) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 63,558

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 91,516 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4 3.207% 01/25/52 $ 73,956
72,815 (a),(b) JP Morgan Mortgage Trust, Series 2021 12 2.500 02/25/52 59,372
23,313 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1 3.293 03/25/52 19,532
53,884 (a),(b) JP Morgan Mortgage Trust, Series 2021 14 2.500 05/25/52 43,829
43,507 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 37,428
203,631 (a),(b) JP Morgan Mortgage Trust, Series 2022 2 3.000 08/25/52 172,770
102,934 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3 3.000 09/25/52 87,334
310,654 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500 09/25/52 272,417
114,591 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 97,010
39,455 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 35,658
500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 3.917 05/15/48 498,612
400,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4 .118 05/15/48 393,342
500,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 490,906
450,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.599 08/15/48 429,230
500,000 (a),(b) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.200 03/17/49 435,266
115,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2017 C5 3.858 03/15/50 105,605
35,211 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2.278 01/25/37 34,225
86,510 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000 02/25/53 78,990
424,429 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 401,692
400,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL 3.885 08/15/38 383,766
195,003 (a),(b) OBX Trust, Series 2021 J2 2.500 07/25/51 158,613
166,193 (a),(b) OBX Trust, Series 2022 INV5 4.000 10/25/52 150,142
77,045 (a),(b) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 62,667
550,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT 3.566 05/10/39 504,592
500,000 (b) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 447,006
81,608 (a),(b) RCKT Mortgage Trust, Series 2022 4 3.500 06/25/52 71,563
8,317 (a),(b) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 7,634
13,175 (a),(b) Sequoia Mortgage Trust, Series 2017 2 3.500 02/25/47 11,936
25,143 (a),(b) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 22,779
40,107 (a),(b) Sequoia Mortgage Trust, Series 2020 3 3.000 04/25/50 34,334
93,877 (a),(b) Sequoia Mortgage Trust, Series 2023 1 5.000 01/25/53 89,962
10,722 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1 3.500 04/25/47 9,759
98,652 (a),(b) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 85,828
295,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3.153 09/15/57 278,092
324,550 Wells Fargo Commercial Mortgage Trust, Series 2016 C32 3.560 01/15/59 320,997
1,620 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 1,538
10,987 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3.500 09/25/49 9,915
80,704 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 68,840
179,172 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 145,736
93,630 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3.642 09/25/51 78,384
80,952 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.000 03/25/52 68,683
94,026 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.427 03/25/52 78,262
101,190 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.500 03/25/52 88,798
TOTAL OTHER MORTGAGE BACKED 18,840,243
TOTAL STRUCTURED ASSETS
(Cost $30,166,802) 28,694,877
TOTAL LONG-TERM INVESTMENTS
(Cost $206,205,449) 197,839,856
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
400,965 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4.360 (g) 400,965
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $400,965) 400,965

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.6%
TREASURY DEBT - 1.6%
$ 3,229,000 United States Treasury Bill 0.000% 04/01/25 $ 3,229,000
TOTAL TREASURY DEBT 3,229,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,229,000) 3,229,000
TOTAL INVESTMENTS - 98.6%
(Cost $209,835,414) 201,469,821
OTHER ASSETS & LIABILITIES, NET - 1.4% 2,786,450
NET ASSETS - 100.0% $ 204,256,271
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $48,227,317 or 23.9% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“ CoCos ”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.3% of Total Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $431,142.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 89,616 EUR 86,652 Toronto Dominion Bank 04/11/25 $ (3,969)
Total  $ (3,969)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (3,969)
EUR Euro

Core Bond

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/27/30 $ 7,500,000 $(400,319) $(440,080) $39,761
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $3,500,842 $— $3,500,842
Corporate bonds — 64,930,937 — 64,930,937
Government bonds — 100,647,550 — 100,647,550
Preferred stocks 65,650 — — 65,650
Structured assets — 28,694,877 — 28,694,877
Investments purchased with collateral from securities lending 400,965 — — 400,965
Short-Term Investments
:
Treasury debt — 3,229,000 — 3,229,000
Investments in Derivatives
:
Credit default swap contracts* — 39,761 — 39,761
Forward foreign currency contracts* — (3,969) — (3,969)
Total $466,615 $201,038,998 $— $201,505,613
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2025
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.3%
2,044 (a) Tesla, Inc $ 529,723
TOTAL AUTOMOBILES & COMPONENTS 529,723
BANKS - 3.0%
48,123 Citigroup, Inc 3,416,252
33,562 Wells Fargo & Co 2,409,416
TOTAL BANKS 5,825,668
CAPITAL GOODS - 6.4%
14,795 Dover Corp 2,599,186
9,556 Eaton Corp plc 2,597,607
2,457 Parker-Hannifin Corp 1,493,487
7,588 Trane Technologies plc 2,556,549
5,194 United Rentals, Inc 3,255,080
TOTAL CAPITAL GOODS 12,501,909
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.9%
35,677 (a) Amazon.com, Inc 6,787,906
13,102 Home Depot, Inc 4,801,752
16,141 TJX Cos, Inc 1,965,974
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 13,555,632
CONSUMER DURABLES & APPAREL - 0.9%
17,696 Pulte Homes, Inc 1,819,149
TOTAL CONSUMER DURABLES & APPAREL 1,819,149
CONSUMER SERVICES - 1.3%
12,410 Royal Caribbean Cruises Ltd 2,549,510
TOTAL CONSUMER SERVICES 2,549,510
CONSUMER STAPLES DISTRIBUTION & RETAIL - 5.0%
3,693 Costco Wholesale Corp 3,492,765
72,792 Walmart, Inc 6,390,410
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 9,883,175
ENERGY - 3.5%
12,500 Chevron Corp 2,091,125
16,648 EOG Resources, Inc 2,134,940
19,501 Valero Energy Corp 2,575,497
TOTAL ENERGY 6,801,562
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
20,269 Simon Property Group, Inc 3,366,276
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,366,276
FINANCIAL SERVICES - 12.7%
5,178 American Express Co 1,393,141
3,069 Ameriprise Financial, Inc 1,485,733
13,431 Apollo Global Management, Inc 1,839,241
50,563 Bank of New York Mellon Corp 4,240,719
7,590 (a) Berkshire Hathaway, Inc 4,042,282
13,707 (a) Fiserv, Inc 3,026,917
6,598 Mastercard, Inc (Class A) 3,616,496
4,019 S&P Global, Inc 2,042,054
8,985 Visa, Inc (Class A) 3,148,883
TOTAL FINANCIAL SERVICES 24,835,466
HEALTH CARE EQUIPMENT & SERVICES - 10.4%
46,414 (a) Boston Scientific Corp 4,682,244
8,005 Cigna Group 2,633,645
16,266 (a) Edwards Lifesciences Corp 1,178,960
10,359 HCA, Inc 3,579,552
3,229 (a) Intuitive Surgical, Inc 1,599,227
15,461 (a) Tenet Healthcare Corp 2,079,505

Core Equity

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
9,026 UnitedHealth Group, Inc $ 4,727,367
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,480,500
INSURANCE - 3.6%
12,081 Allstate Corp 2,501,613
6,794 Aon plc 2,711,418
19,174 Arch Capital Group Ltd 1,844,155
TOTAL INSURANCE 7,057,186
MATERIALS - 1.5%
6,186 (a) Linde plc 2,880,449
TOTAL MATERIALS 2,880,449
MEDIA & ENTERTAINMENT - 7.9%
21,279 Alphabet, Inc 3,324,418
25,866 Alphabet, Inc (Class A) 3,999,918
14,114 Meta Platforms, Inc 8,134,745
TOTAL MEDIA & ENTERTAINMENT 15,459,081
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
4,156 Eli Lilly & Co 3,432,482
55,093 Merck & Co, Inc 4,945,148
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,377,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.4%
30,162 Broadcom, Inc 5,050,024
89,186 Intel Corp 2,025,414
2,554 KLA Corp 1,736,209
23,375 Lam Research Corp 1,699,362
89,473 Nvidia Corp 9,697,084
13,611 QUALCOMM, Inc 2,090,786
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,298,879
SOFTWARE & SERVICES - 6.6%
57,730 Gen Digital, Inc 1,532,154
30,628 Microsoft Corp 11,497,445
TOTAL SOFTWARE & SERVICES 13,029,599
TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
66,454 Apple, Inc 14,761,427
20,521 (a) Arista Networks, Inc 1,589,967
38,041 Cisco Systems, Inc 2,347,510
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,698,904
UTILITIES - 2.9%
34,406 Alliant Energy Corp 2,214,026
32,375 American Electric Power Co, Inc 3,537,616
TOTAL UTILITIES 5,751,642
TOTAL COMMON STOCKS
(Cost $133,928,038) 195,701,940
TOTAL LONG-TERM INVESTMENTS
(Cost $133,928,038) 195,701,940
TOTAL INVESTMENTS - 99.8%
(Cost $133,928,038) 195,701,940
OTHER ASSETS & LIABILITIES, NET - 0.2% 363,901
NET ASSETS - 100.0% $ 196,065,841
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $195,701,940 $— $— $195,701,940
Total $195,701,940 $— $— $195,701,940
1 1 1 1 1

Growth Equity
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 1.9%
12,204 (a) Tesla, Inc $ 3,162,789
TOTAL AUTOMOBILES & COMPONENTS 3,162,789
CAPITAL GOODS - 1.7%
10,361 (a) Boeing Co 1,767,069
4,158 Quanta Services, Inc 1,056,880
TOTAL CAPITAL GOODS 2,823,949
COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
20,737 Experian Group Ltd 960,855
5,931 Verisk Analytics, Inc 1,765,184
16,317 Waste Connections, Inc 3,184,915
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,910,954
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12.4%
91,347 (a) Amazon.com, Inc 17,379,680
352 (a) Autozone, Inc 1,342,099
12,635 TJX Cos, Inc 1,538,943
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,260,722
CONSUMER DURABLES & APPAREL - 0.9%
95 (a) NVR, Inc 688,217
112,600 PRADA S.p.A 783,373
TOTAL CONSUMER DURABLES & APPAREL 1,471,590
CONSUMER SERVICES - 4.2%
542 Booking Holdings, Inc 2,496,945
113,423 (a) Carnival Corp 2,215,151
712 (a) Flutter Entertainment plc 157,744
2,939 (a) Flutter Entertainment plc 651,537
13,516 Starbucks Corp 1,325,784
TOTAL CONSUMER SERVICES 6,847,161
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
1,916 Costco Wholesale Corp 1,812,114
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,812,114
FINANCIAL SERVICES - 7.3%
1,106 (a),(b) Adyen NV 1,695,272
77,546 (a) Grab Holdings Ltd 351,283
6,741 KKR & Co, Inc 779,327
25,872 (a) PayPal Holdings, Inc 1,688,148
49,286 Rocket Cos, Inc 594,882
19,282 Visa, Inc (Class A) 6,757,570
TOTAL FINANCIAL SERVICES 11,866,482
FOOD, BEVERAGE & TOBACCO - 1.2%
13,167 Mondelez International, Inc 893,381
17,881 (a) Monster Beverage Corp 1,046,396
TOTAL FOOD, BEVERAGE & TOBACCO 1,939,777
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
3,798 (a) Align Technology, Inc 603,350
21,932 (a) DexCom, Inc 1,497,736
4,635 (a) Intuitive Surgical, Inc 2,295,577
3,660 UnitedHealth Group, Inc 1,916,925
4,799 (a) Veeva Systems, Inc 1,111,592
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,425,180
INSURANCE - 2.4%
13,763 Progressive Corp 3,895,067
TOTAL INSURANCE 3,895,067
MEDIA & ENTERTAINMENT - 13.1%
65,452 Alphabet, Inc 10,225,566
16,444 (a) Liberty Media Corp-Liberty Formula One (Class C) 1,480,124
22,474 Match Group, Inc 701,189
12,775 Meta Platforms, Inc 7,362,999

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
16,345 Walt Disney Co $ 1,613,252
TOTAL MEDIA & ENTERTAINMENT 21,383,130
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
3,540 Eli Lilly & Co 2,923,721
1,622 (a) Galderma Group AG. 171,550
12,148 Novo Nordisk A.S. 830,660
1,185 Regeneron Pharmaceuticals, Inc 751,563
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,677,494
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.9%
10,157 Applied Materials, Inc 1,473,984
40,902 Broadcom, Inc 6,848,222
122,733 Nvidia Corp 13,301,803
38,000 Taiwan Semiconductor Manufacturing Co Ltd 1,070,193
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,694,202
SOFTWARE & SERVICES - 19.8%
6,716 (a) Atlassian Corp Ltd 1,425,202
3,413 (a) Crowdstrike Holdings, Inc 1,203,356
2,049 Intuit, Inc 1,258,066
43,100 Microsoft Corp 16,179,309
9,134 (a) Palo Alto Networks, Inc 1,558,626
5,273 Roper Industries, Inc 3,108,855
11,554 Salesforce, Inc 3,100,631
2,204 (a) ServiceNow, Inc 1,754,693
10,095 (a) Snowflake, Inc 1,475,485
4,829 (a) Workday, Inc 1,127,716
TOTAL SOFTWARE & SERVICES 32,191,939
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
53,072 Apple, Inc 11,788,883
16,981 (a) Arista Networks, Inc 1,315,688
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,104,571
TRANSPORTATION - 0.5%
11,233 (a) Uber Technologies, Inc 818,436
TOTAL TRANSPORTATION 818,436
UTILITIES - 0.5%
3,707 Constellation Energy Corp 747,442
TOTAL UTILITIES 747,442
TOTAL COMMON STOCKS
(Cost $82,071,399) 163,032,999
TOTAL LONG-TERM INVESTMENTS
(Cost $82,071,399) 163,032,999
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
TREASURY DEBT - 0.1%
$ 140,000 United States Treasury Bill 0.000% 04/01/25 140,000
TOTAL TREASURY DEBT 140,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $140,000) 140,000
TOTAL INVESTMENTS - 100.1%
(Cost $82,211,399) 163,172,999
OTHER ASSETS & LIABILITIES, NET - (0.1)% (111,272)
NET ASSETS - 100.0% $ 163,061,727
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,695,271 or 1.0% of Total Investments.

Growth Equity

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $157,041,109 $5,991,890 $— $163,032,999
Short-Term Investments
:
Treasury debt — 140,000 — 140,000
Total $157,041,109 $6,131,890 $— $163,172,999
1 1 1 1 1

Portfolio of Investments March 31, 2025
International Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
AUSTRALIA - 4.6%
92,154 BHP Billiton Ltd $ 2,235,945
33,742 Commonwealth Bank of Australia 3,208,656
457,213 Glencore plc 1,673,458
TOTAL AUSTRALIA 7,118,059
BRAZIL - 0.9%
258,830 Itau Unibanco Holding S.A. 1,424,677
TOTAL BRAZIL 1,424,677
DENMARK - 4.2%
12,602 DSV AS 2,436,988
60,821 Novo Nordisk A.S. 4,158,836
TOTAL DENMARK 6,595,824
FINLAND - 1.3%
156,987 Nordea Bank AB publ 2,007,933
TOTAL FINLAND 2,007,933
FRANCE - 11.3%
25,343 Airbus SE 4,462,537
16,888 Compagnie de Saint-Gobain 1,682,328
13,160 Essilor International S.A. 3,792,297
3,839 Kering 798,666
4,375 LVMH Moet Hennessy Louis Vuitton S.A. 2,709,342
34,549 Total S.A. 2,226,093
15,832 Vinci S.A. 1,995,784
TOTAL FRANCE 17,667,047
GERMANY - 10.8%
30,310 Deutsche Post AG. 1,301,307
14,608 HeidelbergCement AG. 2,518,091
61,076 Infineon Technologies AG. 2,035,960
1,606 Rheinmetall AG. 2,298,061
39,707 RWE AG. 1,417,719
8,911 SAP AG. 2,387,699
20,959 Siemens AG. 4,840,402
TOTAL GERMANY 16,799,239
INDIA - 0.8%
10,301 HDFC Bank Ltd (ADR) 684,398
41,385 Reliance Industries Ltd 615,284
TOTAL INDIA 1,299,682
INDONESIA - 0.3%
1,829,700 Bank Rakyat Indonesia 442,297
TOTAL INDONESIA 442,297
ITALY - 3.1%
157,992 Enel S.p.A. 1,280,763
31,057 Moncler S.p.A 1,913,019
29,205 UniCredit S.p.A 1,639,338
TOTAL ITALY 4,833,120
JAPAN - 22.3%
29,000 (a) Advantest Corp 1,292,717
107,200 Daiichi Sankyo Co Ltd 2,552,847
221,055 (b) Hitachi Ltd 5,190,239
378,500 Mitsubishi UFJ Financial Group, Inc 5,160,398
49,940 Nintendo Co Ltd 3,394,806
69,300 ORIX Corp 1,446,908
33,400 Recruit Holdings Co Ltd 1,730,495
52,100 (a) SBI Holdings, Inc 1,406,853
167,460 Sony Corp 4,237,239
22,500 (a) Sumco Corp 152,466
188,000 Sumitomo Mitsui Financial Group, Inc 4,834,347

International Equity

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
192,215 Toyota Motor Corp $ 3,397,842
TOTAL JAPAN 34,797,157
KOREA, REPUBLIC OF - 0.8%
32,318 Samsung Electronics Co Ltd 1,281,262
TOTAL KOREA, REPUBLIC OF 1,281,262
MEXICO - 0.7%
7,032 Fomento Economico Mexicano SAB de C.V. (ADR) 686,183
69,300 Grupo Financiero Banorte S.A. de C.V. 480,625
TOTAL MEXICO 1,166,808
NETHERLANDS - 6.1%
4,385 ASML Holding NV 2,901,875
23,074 Heineken NV 1,881,461
141,064 ING Groep NV 2,763,627
462,572 Koninklijke KPN NV 1,959,295
TOTAL NETHERLANDS 9,506,258
SPAIN - 4.5%
294,262 Banco Bilbao Vizcaya Argentaria S.A. 4,015,961
433,407 Banco Santander S.A. 2,919,823
TOTAL SPAIN 6,935,784
SWITZERLAND - 4.0%
11,238 Cie Financiere Richemont S.A. 1,961,771
2,274 Lonza Group AG. 1,404,808
4,029 Zurich Insurance Group AG 2,812,274
TOTAL SWITZERLAND 6,178,853
TAIWAN - 0.8%
7,562 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 1,255,292
TOTAL TAIWAN 1,255,292
UNITED KINGDOM - 7.3%
33,035 Ashtead Group plc 1,786,095
28,472 AstraZeneca plc 4,180,961
493,823 Barclays plc 1,856,790
6,967 Reckitt Benckiser Group plc 471,112
52,372 Unilever plc 3,124,881
TOTAL UNITED KINGDOM 11,419,839
UNITED STATES - 14.2%
144,578 BP plc 811,292
38,502 CRH plc 3,387,021
665,469 Haleon plc 3,360,752
5,956 (b) Linde plc 2,773,352
11,422 Nestle S.A. 1,154,269
7,462 Novartis AG. 828,803
9,101 Roche Holding AG. 2,995,390
128,463 Shell plc 4,676,090
46,464 Smurfit WestRock plc 2,093,668
TOTAL UNITED STATES 22,080,637
TOTAL COMMON STOCKS
(Cost $113,677,088) 152,809,768
TOTAL LONG-TERM INVESTMENTS
(Cost $113,677,088) 152,809,768
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
2,038,692 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360% (d) 2,038,692
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,038,692) 2,038,692

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
TREASURY DEBT - 1.3%
$ 1,995,000 United States Treasury Bill 0 .000% 04/01/25 $ 1,995,000
TOTAL TREASURY DEBT 1,995,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,995,000) 1,995,000
TOTAL INVESTMENTS - 100.6%
(Cost $117,710,780) 156,843,460
OTHER ASSETS & LIABILITIES, NET - (0.6)% (989,246)
NET ASSETS - 100.0% $ 155,854,214
ADR American Depositary Receipt
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,025,873.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $15,483,698 $137,326,070 $— $152,809,768
Investments purchased with collateral from securities lending 2,038,692 — — 2,038,692
Short-Term Investments
:
Treasury debt — 1,995,000 — 1,995,000
Total $17,522,390 $139,321,070 $— $156,843,460
1 1 1 1 1

Large Cap Responsible
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 0.1%
1,166 (a) Aptiv plc $ 69,377
TOTAL AUTOMOBILES & COMPONENTS 69,377
BANKS - 2.8%
7,622 Citigroup, Inc 541,086
8,193 JPMorgan Chase & Co 2,009,743
TOTAL BANKS 2,550,829
CAPITAL GOODS - 7.5%
1,367 (a) Axon Enterprise, Inc 718,974
6,214 Carrier Global Corp 393,967
2,836 Caterpillar, Inc 935,313
1,466 Deere & Co 688,067
3,088 Eaton Corp plc 839,411
3,072 Illinois Tool Works, Inc 761,887
7,497 Ingersoll Rand, Inc 599,985
656 Parker-Hannifin Corp 398,750
2,843 Quanta Services, Inc 722,634
798 Trane Technologies plc 268,862
473 W.W. Grainger, Inc 467,243
1,152 Xylem, Inc 137,618
TOTAL CAPITAL GOODS 6,932,711
COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
3,002 Automatic Data Processing, Inc 917,201
13,082 (a) Copart, Inc 740,310
895 Paychex, Inc 138,081
1,416 Verisk Analytics, Inc 421,430
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,217,022
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.7%
10,082 eBay, Inc 682,854
3,730 Home Depot, Inc 1,367,008
1,484 Lowe's Cos, Inc 346,113
229 Pool Corp 72,902
8,003 TJX Cos, Inc 974,765
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,443,642
CONSUMER DURABLES & APPAREL - 0.2%
1,507 (a) Deckers Outdoor Corp 168,498
TOTAL CONSUMER DURABLES & APPAREL 168,498
CONSUMER SERVICES - 4.0%
203 Booking Holdings, Inc 935,203
618 (a) DoorDash, Inc 112,952
1,377 Expedia Group, Inc 231,473
3,575 McDonald's Corp 1,116,723
2,904 Royal Caribbean Cruises Ltd 596,598
7,446 Starbucks Corp 730,378
TOTAL CONSUMER SERVICES 3,723,327
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
1,574 Costco Wholesale Corp 1,488,658
7,197 Kroger Co 487,165
3,665 Target Corp 382,479
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,358,302
ENERGY - 1.7%
17,490 Baker Hughes Co 768,685
8,003 ONEOK, Inc 794,058
TOTAL ENERGY 1,562,743
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
869 American Tower Corp 189,095
938 Equinix, Inc 764,798
2,582 Iron Mountain, Inc 222,155

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
6,945 (b) Prologis, Inc $ 776,382
5,440 Welltower, Inc 833,462
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,785,892
FINANCIAL SERVICES - 11.9%
3,463 American Express Co 931,720
1,448 Ameriprise Financial, Inc 700,991
5,833 Bank of New York Mellon Corp 489,214
4,112 Discover Financial Services 701,918
1,762 Goldman Sachs Group, Inc 962,563
2,829 Mastercard, Inc (Class A) 1,550,631
1,755 Moody's Corp 817,286
7,716 Morgan Stanley 900,226
2,031 Nasdaq Stock Market, Inc 154,072
10,048 (a) PayPal Holdings, Inc 655,632
1,970 S&P Global, Inc 1,000,957
5,892 Synchrony Financial 311,922
5,145 Visa, Inc (Class A) 1,803,117
TOTAL FINANCIAL SERVICES 10,980,249
FOOD, BEVERAGE & TOBACCO - 2.5%
17,139 Coca-Cola Co 1,227,495
7,050 PepsiCo, Inc 1,057,077
TOTAL FOOD, BEVERAGE & TOBACCO 2,284,572
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
1,652 (a) Cooper Cos, Inc 139,346
5,219 (a) Edwards Lifesciences Corp 378,273
1,683 HCA, Inc 581,561
967 (a) IDEXX Laboratories, Inc 406,092
444 (a) Insulet Corp 116,599
1,194 McKesson Corp 803,550
317 STERIS plc 71,848
2,988 UnitedHealth Group, Inc 1,564,965
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,062,234
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
3,067 Colgate-Palmolive Co 287,378
8,565 Procter & Gamble Co 1,459,647
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,747,025
INSURANCE - 2.9%
321 Hartford Financial Services Group, Inc 39,717
3,556 Marsh & McLennan Cos, Inc 867,771
3,523 Progressive Corp 997,044
2,749 Travelers Cos, Inc 727,001
TOTAL INSURANCE 2,631,533
MATERIALS - 2.1%
210 Ball Corp 10,935
3,100 Ecolab, Inc 785,912
6,583 International Paper Co 351,203
15,294 Newmont Goldcorp Corp 738,394
TOTAL MATERIALS 1,886,444
MEDIA & ENTERTAINMENT - 5.4%
19,494 Comcast Corp (Class A) 719,329
5,038 Electronic Arts, Inc 728,092
3,807 Fox Corp (Class A) 215,476
4,078 Fox Corp (Class B) 214,951
4,810 (a) Live Nation, Inc 628,090
1,528 (a) Netflix, Inc 1,424,906
11,627 News Corp (Class A) 316,487
3,482 (a) Take-Two Interactive Software, Inc 721,644
TOTAL MEDIA & ENTERTAINMENT 4,968,975
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
669 Agilent Technologies, Inc 78,259
3,191 Amgen, Inc 994,156

Large Cap Responsible

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,818 Bristol-Myers Squibb Co $ 232,860
4,254 Danaher Corp 872,070
2,323 Eli Lilly & Co 1,918,589
5,034 Gilead Sciences, Inc 564,060
1,839 (a) Vertex Pharmaceuticals, Inc 891,584
392 West Pharmaceutical Services, Inc 87,761
4,285 Zoetis, Inc 705,525
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,344,864
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
3,793 (a) CBRE Group, Inc 496,049
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 496,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.2%
5,998 Applied Materials, Inc 870,430
3,285 (a) First Solar, Inc 415,322
35,297 Intel Corp 801,595
11,403 Lam Research Corp 828,998
52,632 Nvidia Corp 5,704,256
3,611 NXP Semiconductors NV 686,307
5,436 Texas Instruments, Inc 976,849
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,283,757
SOFTWARE & SERVICES - 15.5%
2,434 (a) Adobe, Inc 933,512
197 (a) Ansys, Inc 62,362
2,771 (a) Autodesk, Inc 725,448
2,813 (a) Cadence Design Systems, Inc 715,430
4,459 International Business Machines Corp 1,108,775
1,665 Intuit, Inc 1,022,293
16,003 Microsoft Corp 6,007,366
860 (a) PTC, Inc 133,257
4,202 Salesforce, Inc 1,127,649
1,183 (a) ServiceNow, Inc 941,834
1,646 (a) Synopsys, Inc 705,887
3,122 (a) Workday, Inc 729,081
TOTAL SOFTWARE & SERVICES 14,212,894
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
40,075 Hewlett Packard Enterprise Co 618,357
24,433 HP, Inc 676,550
4,661 (a) Keysight Technologies, Inc 698,078
7,536 (a) Trimble Inc 494,738
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,487,723
TELECOMMUNICATION SERVICES - 0.9%
18,267 Verizon Communications, Inc 828,591
TOTAL TELECOMMUNICATION SERVICES 828,591
TRANSPORTATION - 0.7%
8,659 CSX Corp 254,834
2,184 Old Dominion Freight Line 361,343
32 Union Pacific Corp 7,560
TOTAL TRANSPORTATION 623,737
UTILITIES - 1.2%
1,727 American Water Works Co, Inc 254,767
268 Consolidated Edison, Inc 29,638
1,183 Edison International 69,703
489 Eversource Energy 30,372
16,541 Exelon Corp 762,209
TOTAL UTILITIES 1,146,689
TOTAL COMMON STOCKS
(Cost $55,061,028) 90,797,679
TOTAL LONG-TERM INVESTMENTS
(Cost $55,061,028) 90,797,679

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
TREASURY DEBT - 1.5%
$ 1,365,000 United States Treasury Bill 0 .000% 04/01/25 $ 1,365,000
TOTAL TREASURY DEBT 1,365,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,365,000) 1,365,000
TOTAL INVESTMENTS - 100.2%
(Cost $56,426,028) 92,162,679
OTHER ASSETS & LIABILITIES, NET - (0.2)% (182,184)
NET ASSETS - 100.0% $ 91,980,495
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 4 06/20/25  $ 1,134,313 $ 1,130,650 $ (3,663)

Large Cap Responsible

Portfolio of Investments March 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $90,797,679 $— $— $90,797,679
Short-Term Investments
:
Treasury debt — 1,365,000 — 1,365,000
Investments in Derivatives
:
Futures contracts* (3,663) — — (3,663)
Total $90,794,016 $1,365,000 $— $92,159,016
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2025
Large Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
BANKS - 10.1%
44,150 Bank of America Corp $ 1,842,379
13,115 Fifth Third Bancorp 514,108
13,120 JPMorgan Chase & Co 3,218,336
5,115 PNC Financial Services Group, Inc 899,064
25,648 Wells Fargo & Co 1,841,270
TOTAL BANKS 8,315,157
CAPITAL GOODS - 12.0%
7,135 (a) Boeing Co 1,216,874
1,404 Deere & Co 658,967
5,403 Dover Corp 949,199
4,568 Eaton Corp plc 1,241,719
8,941 Emerson Electric Co 980,291
4,566 Honeywell International, Inc 966,851
7,870 Masco Corp 547,280
2,057 Parker-Hannifin Corp 1,250,348
12,173 RTX Corp 1,612,436
1,289 Trane Technologies plc 434,290
TOTAL CAPITAL GOODS 9,858,255
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
2,740 Home Depot, Inc 1,004,182
558 (a) O'Reilly Automotive, Inc 799,380
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,803,562
CONSUMER DURABLES & APPAREL - 1.3%
151 (a) NVR, Inc 1,093,903
TOTAL CONSUMER DURABLES & APPAREL 1,093,903
CONSUMER SERVICES - 1.8%
135 Booking Holdings, Inc 621,933
3,911 Hilton Worldwide Holdings, Inc 889,948
TOTAL CONSUMER SERVICES 1,511,881
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
18,844 Walmart, Inc 1,654,315
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,654,315
ENERGY - 7.4%
3,349 Chevron Corp 560,254
11,659 ConocoPhillips 1,224,428
7,677 EOG Resources, Inc 984,499
19,965 Exxon Mobil Corp 2,374,437
7,250 Valero Energy Corp 957,508
TOTAL ENERGY 6,101,126
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
10,145 Prologis, Inc 1,134,109
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,134,109
FINANCIAL SERVICES - 11.6%
4,365 American Express Co 1,174,403
4,452 (a) Berkshire Hathaway, Inc 2,371,046
1,097 BlackRock, Inc 1,038,289
9,779 Charles Schwab Corp 765,500
5,486 (a) Fiserv, Inc 1,211,473
2,409 Goldman Sachs Group, Inc 1,316,013
7,318 Intercontinental Exchange, Inc 1,262,355
3,420 KKR & Co, Inc 395,386
TOTAL FINANCIAL SERVICES 9,534,465
FOOD, BEVERAGE & TOBACCO - 2.5%
11,219 Mondelez International, Inc 761,209

Large Cap Value

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
7,900 Philip Morris International, Inc $ 1,253,967
TOTAL FOOD, BEVERAGE & TOBACCO 2,015,176
HEALTH CARE EQUIPMENT & SERVICES - 9.0%
12,012 Abbott Laboratories 1,593,392
2,950 Cigna Group 970,550
2,271 Elevance Health, Inc 987,794
2,646 HCA, Inc 914,325
1,816 Humana, Inc 480,514
4,601 UnitedHealth Group, Inc 2,409,774
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,356,349
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
8,349 Procter & Gamble Co 1,422,837
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,422,837
INSURANCE - 5.8%
14,902 American International Group, Inc 1,295,580
4,429 Chubb Ltd 1,337,514
5,178 Marsh & McLennan Cos, Inc 1,263,587
10,699 Metlife, Inc 859,023
TOTAL INSURANCE 4,755,704
MATERIALS - 4.4%
11,587 DuPont de Nemours, Inc 865,317
3,395 (a) Linde plc 1,580,848
1,689 Reliance Steel & Aluminum Co 487,699
15,552 Smurfit WestRock plc 700,773
TOTAL MATERIALS 3,634,637
MEDIA & ENTERTAINMENT - 2.9%
4,017 Alphabet, Inc 627,576
10,304 Comcast Corp (Class A) 380,217
13,634 Walt Disney Co 1,345,676
TOTAL MEDIA & ENTERTAINMENT 2,353,469
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
7,036 AbbVie, Inc 1,474,183
4,426 Danaher Corp 907,330
11,418 Johnson & Johnson 1,893,561
13,123 Sanofi (ADR) 727,801
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,002,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
3,464 Analog Devices, Inc 698,585
3,938 Applied Materials, Inc 571,483
2,946 Broadcom, Inc 493,249
7,154 Intel Corp 162,467
6,157 Lam Research Corp 447,614
6,460 Micron Technology, Inc 561,309
3,358 NXP Semiconductors NV 638,221
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,572,928
SOFTWARE & SERVICES - 2.8%
4,002 Accenture plc 1,248,784
1,875 Microsoft Corp 703,857
2,704 Oracle Corp 378,046
TOTAL SOFTWARE & SERVICES 2,330,687
TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
14,094 Cisco Systems, Inc 869,741
6,764 TE Connectivity plc 955,888
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,825,629
TELECOMMUNICATION SERVICES - 1.5%
4,632 T-Mobile US, Inc 1,235,401
TOTAL TELECOMMUNICATION SERVICES 1,235,401
TRANSPORTATION - 1.9%
1,576 FedEx Corp 384,197

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
4,821 Union Pacific Corp $ 1,138,913
TOTAL TRANSPORTATION 1,523,110
UTILITIES - 4.4%
7,866 Ameren Corp 789,746
7,393 American Electric Power Co, Inc 807,833
9,601 Duke Energy Corp 1,171,034
11,703 NextEra Energy, Inc 829,626
TOTAL UTILITIES 3,598,239
TOTAL COMMON STOCKS
(Cost $48,606,545) 81,633,814
TOTAL LONG-TERM INVESTMENTS
(Cost $48,606,545) 81,633,814
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
TREASURY DEBT - 0.8%
$ 683,000 United States Treasury Bill 0 .000% 04/01/25 683,000
TOTAL TREASURY DEBT 683,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $683,000) 683,000
TOTAL INVESTMENTS - 100.2%
(Cost $49,289,545) 82,316,814
OTHER ASSETS & LIABILITIES, NET - (0.2)% (144,962)
NET ASSETS - 100.0% $ 82,171,852
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Large Cap Value

Portfolio of Investments March 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $81,633,814 $— $— $81,633,814
Short-Term Investments
:
Treasury debt — 683,000 — 683,000
Total $81,633,814 $683,000 $— $82,316,814
1 1 1 1 1

Portfolio of Investments March 31, 2025
Real Estate Securities Select

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
6,500 iShares Dow Jones US Real Estate Index Fund $ 622,375
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 622,375
DATA CENTER REITS - 10.2%
17,500 Digital Realty Trust, Inc 2,507,575
5,000 Equinix, Inc 4,076,750
TOTAL DATA CENTER REITS 6,584,325
HEALTH CARE REITS - 14.3%
29,000 American Healthcare REIT, Inc 878,700
18,000 Healthpeak Properties, Inc 363,960
34,600 Sabra Health Care REIT, Inc 604,462
36,200 Ventas, Inc 2,489,112
31,700 Welltower, Inc 4,856,757
TOTAL HEALTH CARE REITS 9,192,991
HOTEL & RESORT REITS - 0.5%
21,000 Host Hotels & Resorts Inc 298,410
TOTAL HOTEL & RESORT REITS 298,410
HOTELS, RESORTS & CRUISE LINES - 1.2%
3,100 Hyatt Hotels Corp 379,750
1,600 Marriott International, Inc (Class A) 381,120
TOTAL HOTELS, RESORTS & CRUISE LINES 760,870
INDUSTRIAL REITS - 13.8%
4,600 EastGroup Properties, Inc 810,290
51,000 Prologis, Inc 5,701,290
30,400 Rexford Industrial Realty, Inc 1,190,160
18,500 Terreno Realty Corp 1,169,570
TOTAL INDUSTRIAL REITS 8,871,310
MULTI-FAMILY RESIDENTIAL REITS - 9.2%
9,900 AvalonBay Communities, Inc 2,124,738
14,500 Equity Residential 1,037,910
2,300 Essex Property Trust, Inc 705,111
12,300 Mid-America Apartment Communities, Inc 2,061,234
TOTAL MULTI-FAMILY RESIDENTIAL REITS 5,928,993
OFFICE REITS - 3.9%
10,500 Boston Properties, Inc 705,495
40,000 Hudson Pacific Properties, Inc 118,000
19,700 SL Green Realty Corp 1,136,690
15,600 Vornado Realty Trust 577,044
TOTAL OFFICE REITS 2,537,229
OTHER SPECIALIZED REITS - 5.8%
22,800 Gaming and Leisure Properties, Inc 1,160,520
11,100 Iron Mountain, Inc 955,044
49,300 VICI Properties, Inc 1,608,166
TOTAL OTHER SPECIALIZED REITS 3,723,730
RETAIL REITS - 17.7%
13,500 Agree Realty Corp 1,042,065
31,700 Curbline Properties Corp 766,823
63,000 Kimco Realty Corp 1,338,120
34,700 Kite Realty Group Trust 776,239
23,300 Macerich Co 400,061
16,700 Realty Income Corp 968,767
17,500 Regency Centers Corp 1,290,800
26,200 Simon Property Group, Inc 4,351,296
14,000 Tanger Factory Outlet Centers, Inc 473,060
TOTAL RETAIL REITS 11,407,231
SELF STORAGE REITS - 5.3%
12,100 Extra Space Storage, Inc 1,796,729

Real Estate Securities Select

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SELF STORAGE REITS (continued)
5,500 Public Storage, Inc $ 1,646,095
TOTAL SELF STORAGE REITS 3,442,824
SINGLE-FAMILY RESIDENTIAL REITS - 5.0%
8,900 American Homes 4 Rent 336,509
14,600 Equity Lifestyle Properties, Inc 973,820
25,000 Invitation Homes, Inc 871,250
8,100 Sun Communities, Inc 1,041,984
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,223,563
TELECOM TOWER REITS - 11.1%
18,000 American Tower Corp 3,916,800
20,400 Crown Castle, Inc 2,126,292
5,200 SBA Communications Corp 1,144,052
TOTAL TELECOM TOWER REITS 7,187,144
TOTAL COMMON STOCKS
(Cost $40,336,860) 63,780,995
TOTAL LONG-TERM INVESTMENTS
(Cost $40,336,860) 63,780,995
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
TREASURY DEBT - 1.4%
$ 927,000 United States Treasury Bill 0 .000% 04/01/25 927,000
TOTAL TREASURY DEBT 927,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $927,000) 927,000
TOTAL INVESTMENTS - 100.4%
(Cost $41,263,860) 64,707,995
OTHER ASSETS & LIABILITIES, NET - (0.4)% (255,900)
NET ASSETS - 100.0% $ 64,452,095
REIT Real Estate Investment Trust

Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $63,780,995 $— $— $63,780,995
Short-Term Investments
:
Treasury debt — 927,000 — 927,000
Total $63,780,995 $927,000 $— $64,707,995
1 1 1 1 1

Stock Index
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.6%
1,634 (a) Adient plc $ 21,013
1,752 (a) American Axle & Manufacturing Holdings, Inc 7,131
3,608 (a) Aptiv plc 214,676
3,319 BorgWarner, Inc 95,089
271 (a) Cooper-Standard Holdings, Inc 4,152
1,652 Dana Inc 22,021
476 (a) Dorman Products, Inc 57,377
57,420 Ford Motor Co 575,923
713 (a) Fox Factory Holding Corp 16,641
14,480 General Motors Co 680,994
3,486 Gentex Corp 81,224
573 (a) Gentherm, Inc 15,322
4,151 (a) Goodyear Tire & Rubber Co 38,355
1,042 Harley-Davidson, Inc 26,311
377 LCI Industries 32,961
586 Lear Corp 51,697
11,997 (a),(b) Lucid Group, Inc 29,033
261 (a),(b) Luminar Technologies, Inc 1,407
772 (a) Modine Manufacturing Co 59,251
571 Patrick Industries, Inc 48,284
817 Phinia, Inc 34,665
4,728 (a),(b) QuantumScape Corp 19,668
12,953 (a),(b) Rivian Automotive, Inc 161,265
2,129 (a),(b) Solid Power, Inc 2,235
330 Standard Motor Products, Inc 8,227
449 (a) Stoneridge, Inc 2,061
41,488 (a) Tesla, Inc 10,752,030
900 Thor Industries, Inc 68,229
496 (a) Visteon Corp 38,500
486 Winnebago Industries, Inc 16,748
343 (a) XPEL, Inc 10,077
TOTAL AUTOMOBILES & COMPONENTS 13,192,567
BANKS - 3.9%
254 1st Source Corp 15,192
95 ACNB Corp 3,910
197 Amalgamated Financial Corp 5,664
442 Amerant Bancorp, Inc 9,123
1,222 Ameris Bancorp 70,351
204 Arrow Financial Corp 5,363
1,508 Associated Banc-Corp 33,975
1,450 Atlantic Union Bankshares Corp 45,153
945 (a) Axos Financial, Inc 60,971
1,824 Banc of California, Inc 25,883
446 Bancfirst Corp 49,002
814 (a) Bancorp, Inc 43,012
117 Bank First Corp 11,787
99,151 Bank of America Corp 4,137,571
499 Bank of Hawaii Corp 34,416
174 Bank of Marin Bancorp 3,840
415 Bank of NT Butterfield & Son Ltd 16,152
1,270 Bank OZK 55,181
802 BankUnited, Inc 27,621
511 Banner Corp 32,586
219 Bar Harbor Bankshares 6,460
148 BayCom Corp 3,725
174 BCB Bancorp, Inc 1,716
641 Berkshire Hills Bancorp, Inc 16,724
298 (a) Blue Foundry Bancorp 2,742

SHARES DESCRIPTION VALUE
BANKS (continued)
193 BOK Financial Corp $ 20,101
385 (a) Bridgewater Bancshares, Inc 5,348
1,258 Brookline Bancorp, Inc 13,712
197 Burke & Herbert Financial Services Corp 11,054
324 Business First Bancshares, Inc 7,889
231 Byline Bancorp, Inc 6,043
3,491 Cadence Bank 105,987
238 Camden National Corp 9,632
693 Capital Bancorp, Inc 19,633
156 Capital City Bank Group, Inc 5,610
2,332 Capitol Federal Financial, Inc 13,059
641 (a) Carter Bankshares, Inc 10,371
1,220 Cathay General Bancorp 52,497
470 Central Pacific Financial Corp 12,709
28,546 Citigroup, Inc 2,026,481
167 Citizens & Northern Corp 3,360
7,295 Citizens Financial Group, Inc 298,876
63 Citizens Financial Services, Inc 3,657
236 City Holding Co 27,723
157 Civista Bancshares, Inc 3,068
226 CNB Financial Corp 5,028
415 (a) Coastal Financial Corp 37,520
163 Colony Bankcorp, Inc 2,632
2,254 Columbia Banking System, Inc 56,215
599 (a) Columbia Financial, Inc 8,985
2,351 Comerica, Inc 138,850
1,755 Commerce Bancshares, Inc 109,214
1,009 Community Bank System, Inc 57,372
238 Community Trust Bancorp, Inc 11,986
422 ConnectOne Bancorp, Inc 10,259
890 Cullen/Frost Bankers, Inc 111,428
438 (a) Customers Bancorp, Inc 21,988
2,357 CVB Financial Corp 43,510
611 Dime Community Bancshares, Inc 17,035
638 Eagle Bancorp, Inc 13,398
2,034 East West Bancorp, Inc 182,572
2,944 Eastern Bankshares, Inc 48,282
147 Enterprise Bancorp, Inc 5,723
424 Enterprise Financial Services Corp 22,786
161 Equity Bancshares, Inc 6,343
105 Esquire Financial Holdings, Inc 7,915
227 ESSA Bancorp, Inc 4,279
193 Farmers & Merchants Bancorp, Inc 4,615
378 Farmers National Banc Corp 4,933
560 FB Financial Corp 25,962
10,535 Fifth Third Bancorp 412,972
202 Financial Institutions, Inc 5,042
440 First Bancorp 17,662
2,142 First BanCorp 41,062
162 First Bancorp, Inc 4,005
201 First Bancshares, Inc 6,796
354 First Bank 5,243
1,158 First Busey Corp 25,013
87 First Business Financial Services, Inc 4,102
177 First Citizens Bancshares, Inc (Class A) 328,179
1,371 First Commonwealth Financial Corp 21,305
242 First Community Bancshares, Inc 9,121
1,705 First Financial Bancorp 42,591
2,288 First Financial Bankshares, Inc 82,185
445 First Foundation, Inc 2,310
2,293 First Hawaiian, Inc 56,041
8,270 First Horizon National Corp 160,603

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
1,459 First Interstate BancSystem, Inc $ 41,800
960 First Merchants Corp 38,822
93 First Mid Bancshares, Inc 3,246
321 First of Long Island Corp 3,964
170 (a) First Western Financial, Inc 3,340
177 Five Star Bancorp 4,921
358 Flushing Financial Corp 4,547
5,298 FNB Corp 71,258
2,673 Fulton Financial Corp 48,355
158 (a) FVCBankcorp, Inc 1,670
325 German American Bancorp, Inc 12,187
1,648 Glacier Bancorp, Inc 72,875
26 Great Southern Bancorp, Inc 1,440
132 Greene County Bancorp, Inc 3,182
28 Guaranty Bancshares, Inc 1,121
1,685 Hancock Whitney Corp 88,378
484 Hanmi Financial Corp 10,967
1,147 HarborOne Bancorp, Inc 11,894
1,217 Heritage Commerce Corp 11,586
460 Heritage Financial Corp 11,192
1,168 Hilltop Holdings, Inc 35,566
22 Hingham Institution For Savings The 5,232
89 Home Bancorp, Inc 3,987
2,960 Home Bancshares, Inc 83,679
314 (a) HomeStreet, Inc 3,686
265 HomeTrust Bancshares, Inc 9,084
1,956 Hope Bancorp, Inc 20,479
501 Horizon Bancorp, Inc 7,555
21,833 Huntington Bancshares, Inc 327,713
308 Independent Bank Corp 9,483
726 Independent Bank Corp 45,484
843 International Bancshares Corp 53,160
164 John Marshall Bancorp, Inc 2,709
41,879 JPMorgan Chase & Co 10,272,919
2,079 Kearny Financial Corp 13,015
14,139 Keycorp 226,083
525 Lakeland Financial Corp 31,206
485 Live Oak Bancshares, Inc 12,930
2,512 M&T Bank Corp 449,020
226 Mercantile Bank Corp 9,817
224 Metrocity Bankshares, Inc 6,176
101 (a) Metropolitan Bank Holding Corp 5,655
129 Mid Penn Bancorp, Inc 3,342
324 Midland States Bancorp, Inc 5,547
169 MidWestOne Financial Group, Inc 5,004
142 MVB Financial Corp 2,459
535 National Bank Holdings Corp 20,474
243 National Bankshares, Inc 6,471
669 NBT Bancorp, Inc 28,700
1,767 (b) New York Community Bancorp, Inc 20,533
140 Nicolet Bankshares, Inc 15,254
90 Northeast Bank 8,239
643 Northfield Bancorp, Inc 7,015
1,369 Northwest Bancshares, Inc 16,455
46,292 (a) NU Holdings Ltd 474,030
714 OceanFirst Financial Corp 12,145
596 OFG Bancorp 23,852
3,793 Old National Bancorp 80,374
432 Old Second Bancorp, Inc 7,188
249 Origin Bancorp, Inc 8,633
111 Orrstown Financial Services, Inc 3,331
1,405 Pacific Premier Bancorp, Inc 29,955

SHARES DESCRIPTION VALUE
BANKS (continued)
205 Park National Corp $ 31,037
126 Parke Bancorp, Inc 2,374
513 Pathward Financial, Inc 37,423
144 PCB Bancorp 2,694
259 Peapack Gladstone Financial Corp 7,356
532 Peoples Bancorp, Inc 15,779
101 Peoples Financial Services Corp 4,491
1,330 Pinnacle Financial Partners, Inc 141,033
226 (a) Pioneer Bancorp, Inc 2,646
5,920 PNC Financial Services Group, Inc 1,040,558
420 (a) Ponce Financial Group, Inc 5,321
973 Popular, Inc 89,876
188 Preferred Bank 15,728
169 Primis Financial Corp 1,651
1,334 Prosperity Bancshares, Inc 95,208
1,724 Provident Financial Services, Inc 29,601
190 QCR Holdings, Inc 13,551
104 RBB Bancorp 1,716
91 Red River Bancshares, Inc 4,700
13,998 Regions Financial Corp 304,177
769 Renasant Corp 26,092
146 Republic Bancorp, Inc (Class A) 9,318
540 S&T Bancorp, Inc 20,007
495 Sandy Spring Bancorp, Inc 13,835
977 Seacoast Banking Corp of Florida 25,138
726 ServisFirst Bancshares, Inc 59,968
130 Shore Bancshares, Inc 1,760
192 Sierra Bancorp 5,353
1,550 Simmons First National Corp (Class A) 31,821
116 SmartFinancial, Inc 3,605
138 South Plains Financial, Inc 4,571
101 (a) Southern First Bancshares, Inc 3,325
86 Southern Missouri Bancorp, Inc 4,474
432 Southside Bancshares, Inc 12,511
1,748 SouthState Corp 162,249
522 Stellar Bancorp, Inc 14,438
346 (a) Sterling Bancorp, Inc 1,675
421 Stock Yards Bancorp, Inc 29,074
2,625 Synovus Financial Corp 122,692
932 (a) Texas Capital Bancshares, Inc 69,620
143 TFS Financial Corp 1,772
192 (a) Third Coast Bancshares, Inc 6,407
229 Tompkins Trustco, Inc 14,422
996 Towne Bank 34,053
618 Trico Bancshares 24,701
513 (a) Triumph Financial, Inc 29,651
20,267 Truist Financial Corp 833,987
277 TrustCo Bank Corp NY 8,443
1,035 Trustmark Corp 35,697
920 UMB Financial Corp 93,012
1,802 United Bankshares, Inc 62,475
1,315 United Community Banks, Inc 36,991
364 Univest Financial Corp 10,323
23,076 US Bancorp 974,269
328 USCB Financial Holdings, Inc 6,088
6,140 Valley National Bancorp 54,585
1,054 Veritex Holdings, Inc 26,318
741 Washington Federal, Inc 21,178
232 Washington Trust Bancorp, Inc 7,160
2,747 Webster Financial Corp 141,608
49,123 Wells Fargo & Co 3,526,540
1,343 WesBanco, Inc 41,579

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
239 West Bancorporation, Inc $ 4,766
533 Westamerica Bancorporation 26,986
1,585 Western Alliance Bancorp 121,776
940 Wintrust Financial Corp 105,712
1,054 WSFS Financial Corp 54,671
2,395 Zions Bancorporation 119,415
TOTAL BANKS 31,311,407
CAPITAL GOODS - 6.5%
2,107 (a) 3D Systems Corp 4,467
8,108 3M Co 1,190,741
1,763 A.O. Smith Corp 115,230
1,086 Aaon, Inc 84,849
511 (a) AAR Corp 28,611
384 Acuity Brands, Inc 101,126
1,058 Advanced Drainage Systems, Inc 114,952
1,906 Aecom Technology Corp 176,743
407 (a) Aerovironment, Inc 48,510
149 (a) AerSale Corp 1,116
840 AGCO Corp 77,759
1,501 Air Lease Corp 72,513
148 Alamo Group, Inc 26,375
620 Albany International Corp (Class A) 42,805
1,145 Allegion plc 149,377
197 Allied Motion Technologies, Inc 4,330
1,313 Allison Transmission Holdings, Inc 125,615
330 (b) Alta Equipment Group, Inc 1,548
512 (a) Ameresco, Inc 6,185
520 (a) American Superconductor Corp 9,433
254 (a) American Woodmark Corp 14,943
3,400 Ametek, Inc 585,276
3,356 (a) API Group Corp 120,011
438 Apogee Enterprises, Inc 20,293
567 Applied Industrial Technologies, Inc 127,768
2,056 (a) Archer Aviation, Inc 14,618
909 Arcosa, Inc 70,102
244 Argan, Inc 32,005
564 Armstrong World Industries, Inc 79,456
2,492 (a) Array Technologies, Inc 12,136
334 Astec Industries, Inc 11,506
340 (a) Astronics Corp 8,218
587 Atkore, Inc 35,214
1,242 Atmus Filtration Technologies, Inc 45,619
1,101 (a) Axon Enterprise, Inc 579,071
2,171 (a) AZEK Co, Inc 106,140
406 AZZ, Inc 33,946
1,000 (a) Beacon Roofing Supply, Inc 123,700
632 (a),(b) Blink Charging Co 580
2,944 (a) Bloom Energy Corp 57,879
494 (a) Blue Bird Corp 15,991
166 (a) BlueLinx Holdings, Inc 12,447
11,140 (a) Boeing Co 1,899,927
597 Boise Cascade Co 58,560
145 (a) Bowman Consulting Group Ltd 3,165
287 Brookfield Business Corp 7,640
1,745 (a) Builders FirstSource, Inc 218,020
1,363 BWX Technologies, Inc 134,460
228 Cadre Holdings, Inc 6,751
687 Carlisle Cos, Inc 233,923
12,386 Carrier Global Corp 785,272
7,166 Caterpillar, Inc 2,363,347
8,360 (a),(b) ChargePoint Holdings, Inc 5,058
669 (a) Chart Industries, Inc 96,577

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
11,796 CNH Industrial NV $ 144,855
413 Columbus McKinnon Corp 6,992
575 Comfort Systems USA, Inc 185,340
597 (a) Commercial Vehicle Group, Inc 687
708 Concrete Pumping Holdings, Inc 3,866
531 (a) Construction Partners, Inc 38,163
2,541 (a) Core & Main, Inc 122,756
775 Crane Co 118,714
225 CSW Industrials, Inc 65,592
2,031 Cummins, Inc 636,597
616 Curtiss-Wright Corp 195,438
688 (a),(b) Custom Truck One Source, Inc 2,903
3,758 Deere & Co 1,763,817
1,637 (a) DNOW, Inc 27,960
1,516 Donaldson Co, Inc 101,663
347 Douglas Dynamics, Inc 8,061
1,933 Dover Corp 339,589
160 (a) Ducommun, Inc 9,285
240 (a) DXP Enterprises, Inc 19,742
329 (a) Dycom Industries, Inc 50,120
5,875 Eaton Corp plc 1,597,001
709 EMCOR Group, Inc 262,068
8,334 Emerson Electric Co 913,740
738 (a) Energy Recovery, Inc 11,727
1,905 (a),(b) Energy Vault Holdings, Inc 1,325
917 Enerpac Tool Group Corp 41,137
681 EnerSys 62,366
2,221 (a),(b) Enovix Corp 16,302
330 EnPro Industries, Inc 53,391
752 Esab Corp 87,608
502 ESCO Technologies, Inc 79,878
749 (a) Everus Construction Group, Inc 27,780
8,375 Fastenal Co 649,481
1,130 Federal Signal Corp 83,111
3,000 Ferguson Enterprises, Inc 480,690
2,325 Flowserve Corp 113,553
503 (a) Fluence Energy, Inc 2,440
2,585 (a) Fluor Corp 92,595
5,137 Fortive Corp 375,926
2,085 Fortune Brands Innovations, Inc 126,935
719 Franklin Electric Co, Inc 67,500
1,534 FTAI Aviation Ltd 170,320
478 (a),(b) FuelCell Energy, Inc 2,194
2,911 (a) Gates Industrial Corp plc 53,591
491 GATX Corp 76,238
4,057 GE Vernova, Inc 1,238,521
915 (a) Generac Holdings, Inc 115,885
4,121 General Dynamics Corp 1,123,302
16,078 General Electric Co 3,218,012
567 (a) Gibraltar Industries, Inc 33,260
187 Global Industrial Co 4,189
517 (a) GMS, Inc 37,829
368 Gorman-Rupp Co 12,917
2,391 Graco, Inc 199,672
2,996 (a),(b) GrafTech International Ltd 2,620
696 Granite Construction, Inc 52,478
890 (a) Great Lakes Dredge & Dock Corp 7,743
183 Greenbrier Cos, Inc 9,373
552 Griffon Corp 39,468
360 H&E Equipment Services, Inc 34,124
2,020 (a) Hayward Holdings, Inc 28,118
677 HEICO Corp 180,888

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,220 HEICO Corp (Class A) $ 257,383
629 Helios Technologies, Inc 20,185
413 Herc Holdings, Inc 55,453
1,145 Hexcel Corp 62,700
1,406 Hillenbrand, Inc 33,941
1,910 (a) Hillman Solutions Corp 16,789
9,642 Honeywell International, Inc 2,041,693
5,973 Howmet Aerospace, Inc 774,877
789 Hubbell, Inc 261,088
699 (a) Hudson Technologies, Inc 4,313
625 Huntington Ingalls Industries, Inc 127,525
1,987 (a),(b) Hyliion Holdings Corp 2,782
158 Hyster-Yale Materials Handling, Inc 6,563
1,168 IDEX Corp 211,373
137 (a) IES Holdings, Inc 22,620
4,339 Illinois Tool Works, Inc 1,076,115
6,023 Ingersoll Rand, Inc 482,021
289 Insteel Industries, Inc 7,601
1,294 ITT, Inc 167,133
2,008 (a) Janus International Group, Inc 14,458
1,178 (a) JELD-WEN Holding, Inc 7,033
486 John Bean Technologies Corp 59,389
9,893 Johnson Controls International plc 792,528
166 Kadant, Inc 55,927
172 Karat Packaging, Inc 4,572
1,307 Kennametal, Inc 27,839
1,903 (a) Kratos Defense & Security Solutions, Inc 56,500
2,848 L3Harris Technologies, Inc 596,115
192 (a) Lawson Products, Inc 5,376
469 Lennox International, Inc 263,029
1,065 Leonardo DRS, Inc 35,017
153 (a) Limbach Holdings, Inc 11,394
829 Lincoln Electric Holdings, Inc 156,814
165 Lindsay Corp 20,876
385 (a) Loar Holdings, Inc 27,200
3,164 Lockheed Martin Corp 1,413,390
385 LSI Industries, Inc 6,545
478 Luxfer Holdings plc 5,669
539 (a) Manitowoc Co, Inc 4,630
3,278 Masco Corp 227,952
863 (a) Mastec, Inc 100,721
2,359 (a) Masterbrand, Inc 30,809
379 McGrath RentCorp 42,221
952 (a) Mercury Computer Systems, Inc 41,022
820 (a) Middleby Corp 124,624
168 Miller Industries, Inc 7,118
500 Moog, Inc (Class A) 86,675
1,441 (a) MRC Global, Inc 16,543
524 MSC Industrial Direct Co (Class A) 40,699
1,766 Mueller Industries, Inc 134,463
2,381 Mueller Water Products, Inc (Class A) 60,525
301 (a) MYR Group, Inc 34,040
76 National Presto Industries, Inc 6,681
2,162 (a) NEXTracker, Inc 91,107
935 Nordson Corp 188,608
2,039 Northrop Grumman Corp 1,043,988
149 (a) Northwest Pipe Co 6,154
1,440 (a) NuScale Power Corp 20,390
2,708 nVent Electric plc 141,953
44 Omega Flex, Inc 1,530
954 Oshkosh Corp 89,752
5,862 Otis Worldwide Corp 604,958

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,236 Owens Corning, Inc $ 176,526
7,682 PACCAR, Inc 747,996
291 Park Aerospace Corp 3,914
1,903 Parker-Hannifin Corp 1,156,739
2,557 Pentair plc 223,686
9,728 (a),(b) Plug Power, Inc 13,133
141 Powell Industries, Inc 24,017
51 Preformed Line Products Co 7,145
729 Primoris Services Corp 41,852
509 (a) Proto Labs, Inc 17,835
492 Quanex Building Products Corp 9,146
2,186 Quanta Services, Inc 555,637
405 (a) RBC Bearings, Inc 130,317
1,033 Regal-Beloit Corp 117,607
2,451 (a) Resideo Technologies, Inc 43,383
562 REV Group, Inc 17,759
4,108 (a),(b) Rocket Lab USA, Inc 73,451
1,702 Rockwell Automation, Inc 439,763
19,823 RTX Corp 2,625,755
216 Rush Enterprises, Inc 12,208
1,036 Rush Enterprises, Inc (Class A) 55,333
2,324 Sensata Technologies Holding plc 56,403
2,046 (a),(b) SES AI Corp 1,065
2,761 (a) Shoals Technologies Group, Inc 9,167
514 Shyft Group, Inc 4,158
695 Simpson Manufacturing Co, Inc 109,171
727 (a) SiteOne Landscape Supply, Inc 88,287
785 Snap-On, Inc 264,553
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 65,164
647 (a) SPX Technologies, Inc 83,321
1,578 (a) Standardaero, Inc 42,038
195 Standex International Corp 31,471
2,281 Stanley Black & Decker, Inc 175,363
394 (a) Sterling Construction Co, Inc 44,605
3,438 (a) Sunrun, Inc 20,147
328 Tecnoglass, Inc 23,468
268 Tennant Co 21,373
939 Terex Corp 35,475
2,800 Textron, Inc 202,300
509 (a) Thermon Group Holdings, Inc 14,176
881 Timken Co 63,317
638 (a) Titan International, Inc 5,353
282 (a) Titan Machinery, Inc 4,805
1,552 Toro Co 112,908
3,379 Trane Technologies plc 1,138,453
121 (a) Transcat, Inc 9,008
823 TransDigm Group, Inc 1,138,448
1,561 (a) Trex Co, Inc 90,694
1,374 Trinity Industries, Inc 38,554
1,063 (a) Triumph Group, Inc 26,936
1,186 (a) Tutor Perini Corp 27,491
901 UFP Industries, Inc 96,443
989 United Rentals, Inc 619,806
156 (a) V2X, Inc 7,652
262 Valmont Industries, Inc 74,767
5,450 Vertiv Holdings Co 393,490
339 (a) Vicor Corp 15,858
424 (a),(b) Virgin Galactic Holdings, Inc 1,285
652 W.W. Grainger, Inc 644,065
918 Wabash National Corp 10,144
535 Watsco, Inc 271,940
406 Watts Water Technologies, Inc (Class A) 82,792

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
605 WESCO International, Inc $ 93,956
2,492 Westinghouse Air Brake Technologies Corp 451,924
3,090 WillScot Mobile Mini Holdings Corp 85,902
893 Woodward Inc 162,964
702 Worthington Enterprises, Inc 35,163
576 (a) Xometry, Inc 14,354
3,674 Xylem, Inc 438,896
2,011 Zurn Elkay Water Solutions Corp 66,323
TOTAL CAPITAL GOODS 52,278,927
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,238 ABM Industries, Inc 58,632
1,696 ACCO Brands Corp 7,106
1,880 (a) ACV Auctions, Inc 26,489
7,145 Alight, Inc 42,370
1,852 (a) Amentum Holdings, Inc 33,706
343 (a) Asure Software, Inc 3,276
6,115 Automatic Data Processing, Inc 1,868,316
440 Barrett Business Services, Inc 18,106
261 (a),(b) BlackSky Technology, Inc 2,018
1,951 Booz Allen Hamilton Holding Corp 204,036
329 (a) BrightView Holdings, Inc 4,224
599 Brink's Co 51,610
1,738 Broadridge Financial Solutions, Inc 421,395
343 (a) CACI International, Inc (Class A) 125,854
801 (a) Casella Waste Systems, Inc (Class A) 89,319
778 (a) CBIZ, Inc 59,019
375 (a) CECO Environmental Corp 8,550
2,239 (a) Ceridian HCM Holding, Inc 130,601
270 (a) Cimpress plc 12,212
5,183 Cintas Corp 1,065,262
3,616 (a) Clarivate plc 14,211
819 (a) Clean Harbors, Inc 161,425
177 Compx International, Inc 3,667
272 Concentrix Corp 15,134
3,045 (a) Conduent, Inc 8,221
12,759 (a) Copart, Inc 722,032
2,056 (a) CoreCivic, Inc 41,716
128 CRA International, Inc 22,170
520 CSG Systems International, Inc 31,444
754 Deluxe Corp 11,921
633 (a) Driven Brands Holdings, Inc 10,850
3,839 Dun & Bradstreet Holdings, Inc 34,321
394 Ennis, Inc 7,915
1,908 Equifax, Inc 464,712
2,555 (a) ExlService Holdings, Inc 120,622
645 Exponent, Inc 52,284
804 (a) First Advantage Corp 11,328
178 (a) Forrester Research, Inc 1,645
148 (a) Franklin Covey Co 4,088
524 (a) FTI Consulting, Inc 85,978
2,244 Genpact Ltd 113,053
1,562 (a) GEO Group, Inc 45,626
1,393 (a) Harsco Corp 9,263
1,153 (a) Healthcare Services Group 11,622
286 Heidrick & Struggles International, Inc 12,249
1,168 Herman Miller, Inc 22,356
757 HNI Corp 33,573
334 (a) Huron Consulting Group, Inc 47,912
282 ICF International, Inc 23,962
404 (a) Innodata, Inc 14,504
674 Insperity, Inc 60,141
961 Interface, Inc 19,066

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,852 Jacobs Solutions, Inc $ 223,888
2,207 KBR, Inc 109,931
654 Kelly Services, Inc (Class A) 8,613
366 Kforce, Inc 17,894
1,048 Korn/Ferry International 71,086
1,550 (a) Legalzoom.com, Inc 13,345
1,894 Leidos Holdings, Inc 255,576
484 (a) Liquidity Services, Inc 15,009
931 Manpower, Inc 53,886
491 Matthews International Corp (Class A) 10,920
902 MAXIMUS, Inc 61,507
361 (a) Montrose Environmental Group, Inc 5,148
529 MSA Safety, Inc 77,599
896 (a) NV5 Global, Inc 17,266
2,200 (a) OPENLANE, Inc 42,416
633 (a) Parsons Corp 37,480
4,689 Paychex, Inc 723,419
737 Paycom Software, Inc 161,020
779 (a) Paycor HCM, Inc 17,481
665 (a) Paylocity Holding Corp 124,581
2,896 Pitney Bowes, Inc 26,209
2,398 (a) Planet Labs PBC 8,105
2,775 RB Global, Inc 278,332
2,995 Republic Services, Inc 725,269
514 Resources Connection, Inc 3,362
1,790 Robert Half International, Inc 97,644
3,886 Rollins, Inc 209,961
822 Science Applications International Corp 92,286
2,991 SS&C Technologies Holdings, Inc 249,838
1,776 Steelcase, Inc (Class A) 19,465
4,060 Tetra Tech, Inc 118,755
3,000 TransUnion 248,970
480 TriNet Group, Inc 38,035
645 (a) TrueBlue, Inc 3,425
369 (b) TTEC Holdings, Inc 1,214
237 Unifirst Corp 41,238
1,953 (a) Upwork, Inc 25,487
3,580 Veralto Corp 348,871
2,049 Verisk Analytics, Inc 609,823
2,291 (a) Verra Mobility Corp 51,570
2,027 Vestis Corp 20,067
440 (a) Viad Corp 15,572
134 VSE Corp 16,079
5,938 Waste Management, Inc 1,374,706
116 (a) Willdan Group, Inc 4,724
684 (a) WNS Holdings Ltd 42,059
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,190,243
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
426 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 2,513
780 (a) Abercrombie & Fitch Co (Class A) 59,569
1,229 Academy Sports & Outdoors, Inc 56,055
887 Advance Auto Parts, Inc 34,779
288 A-Mark Precious Metals, Inc 7,307
139,925 (a) Amazon.com, Inc 26,622,130
2,547 American Eagle Outfitters, Inc 29,596
122 (a) America's Car-Mart, Inc 5,538
758 (a) Arhaus, Inc 6,595
1,783 Arko Corp 7,043
238 (a) Asbury Automotive Group, Inc 52,560
396 (a) Autonation, Inc 64,120
251 (a) Autozone, Inc 957,008
1,577 (a),(b) BARK, Inc 2,192

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
2,789 Bath & Body Works, Inc $ 84,562
3,067 Best Buy Co, Inc 225,762
455 (a) Boot Barn Holdings, Inc 48,881
526 Buckle, Inc 20,156
200 Build-A-Bear Workshop, Inc 7,434
1,002 (a) Burlington Stores, Inc 238,807
331 Caleres, Inc 5,703
670 Camping World Holdings, Inc 10,827
2,435 (a) Carmax, Inc 189,735
1,567 (a) Carvana Co 327,628
17,121 (a) Coupang, Inc 375,464
892 (b) Designer Brands, Inc 3,256
919 (a) Destination XL Group, Inc 1,342
825 Dick's Sporting Goods, Inc 166,287
77 (b) Dillard's, Inc (Class A) 27,576
7,289 eBay, Inc 493,684
1,875 (a) Etsy, Inc 88,462
1,181 (a),(b) EVgo, Inc 3,141
948 (a) Five Below, Inc 71,029
1,672 (a) Floor & Decor Holdings, Inc 134,546
1,404 (a) Foot Locker, Inc 19,796
5,773 (a) GameStop Corp (Class A) 128,853
3,094 Gap, Inc 63,767
127 (a) Genesco, Inc 2,696
2,011 Genuine Parts Co 239,591
363 (a) GigaCloud Technology, Inc 5,155
228 Group 1 Automotive, Inc 87,085
934 (a) GrowGeneration Corp 1,009
286 Haverty Furniture Cos, Inc 5,640
14,800 Home Depot, Inc 5,424,052
1,622 Kohl's Corp 13,268
221 (a) Lands' End, Inc 2,250
2,409 (a) Leslie's, Inc 1,772
381 Lithia Motors, Inc (Class A) 111,839
3,494 LKQ Corp 148,635
8,505 Lowe's Cos, Inc 1,983,621
4,222 Macy's, Inc 53,028
389 (a) MarineMax, Inc 8,363
566 Monro Muffler, Inc 8,190
276 Murphy USA, Inc 129,668
1,406 (a) National Vision Holdings, Inc 17,969
1,826 Nordstrom, Inc 44,646
740 (a) ODP Corp 10,604
827 (a) Ollie's Bargain Outlet Holdings, Inc 96,230
180 (a),(b) OneWater Marine, Inc 2,912
868 (a) O'Reilly Automotive, Inc 1,243,479
752 (a) Overstock.com, Inc 4,362
256 Penske Auto Group, Inc 36,859
1,122 (a) Petco Health & Wellness Co, Inc 3,422
531 Pool Corp 169,044
610 (a) Revolve Group, Inc 13,109
219 (a) RH 51,336
4,735 Ross Stores, Inc 605,086
1,437 (a) Sally Beauty Holdings, Inc 12,976
406 Shoe Carnival, Inc 8,928
583 Signet Jewelers Ltd 33,849
441 (a) Sleep Number Corp 2,796
345 Sonic Automotive, Inc (Class A) 19,651
1,508 (a) Stitch Fix, Inc 4,901
1,347 (a) ThredUp, Inc 3,246
297 (a) Tilly's, Inc 653
16,767 TJX Cos, Inc 2,042,221

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
8,153 Tractor Supply Co $ 449,230
735 (a) Ulta Beauty, Inc 269,407
941 Upbound Group, Inc 22,546
760 (a) Urban Outfitters, Inc 39,824
1,485 (a) Valvoline, Inc 51,693
1,365 (a) Victoria's Secret & Co 25,362
1,287 (a) Warby Parker, Inc 23,462
1,297 (a) Wayfair, Inc 41,543
203 Weyco Group, Inc 6,187
1,824 Williams-Sonoma, Inc 288,374
37 Winmark Corp 11,761
314 (a) Zumiez, Inc 4,675
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 44,531,908
CONSUMER DURABLES & APPAREL - 0.9%
338 (b) Acushnet Holdings Corp 23,207
213 (a) Amer Sports, Inc 5,693
1,083 (a),(b) AMMO, Inc 1,495
285 (a) Beazer Homes USA, Inc 5,811
353 (a) BK LC Lux Finco 2 Sarl 16,185
974 Brunswick Corp 52,450
2,097 (a) Callaway Golf Co 13,819
1,736 (a) Capri Holdings Ltd 34,251
450 Carter's, Inc 18,405
132 (a) Cavco Industries, Inc 68,591
279 Century Communities, Inc 18,721
307 Clarus Corp 1,151
604 (b) Columbia Sportswear Co 45,717
761 Cricut, Inc 3,919
929 (a) Crocs, Inc 98,660
2,236 (a) Deckers Outdoor Corp 250,007
4,417 DR Horton, Inc 561,533
197 (a),(b) Dream Finders Homes, Inc 4,444
327 Ethan Allen Interiors, Inc 9,058
2,133 (a) Figs, Inc 9,790
389 (a) Funko, Inc 2,669
2,304 (a) Garmin Ltd 500,268
682 (a) G-III Apparel Group Ltd 18,653
1,998 (a) GoPro, Inc 1,324
426 (a) Green Brick Partners, Inc 24,840
6,162 (a) Hanesbrands, Inc 35,555
1,790 Hasbro, Inc 110,067
444 (a) Helen of Troy Ltd 23,750
81 (a) Hovnanian Enterprises, Inc 8,482
379 Installed Building Products, Inc 64,983
443 (a) iRobot Corp 1,196
75 Johnson Outdoors, Inc 1,863
943 KB Home 54,807
811 Kontoor Brands, Inc 52,009
706 (a) Latham Group, Inc 4,540
696 La-Z-Boy, Inc 27,207
2,404 Leggett & Platt, Inc 19,016
3,434 Lennar Corp (Class A) 394,155
16 Lennar Corp (Class B) 1,745
43 (a) LGI Homes, Inc 2,858
223 (a),(b) Lovesac Co 4,054
1,761 (a) Lululemon Athletica, Inc 498,469
301 (a) M/I Homes, Inc 34,368
287 (a) Malibu Boats, Inc 8,805
156 Marine Products Corp 1,309
295 (a) MasterCraft Boat Holdings, Inc 5,080
4,838 (a) Mattel, Inc 94,002
1,058 Meritage Homes Corp 74,991

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
694 (a) Mohawk Industries, Inc $ 79,241
227 Movado Group, Inc 3,795
6,236 Newell Rubbermaid, Inc 38,663
17,922 Nike, Inc (Class B) 1,137,689
44 (a) NVR, Inc 318,753
276 Oxford Industries, Inc 16,193
4,992 (a) Peloton Interactive, Inc 31,549
222 Polaris Industries, Inc 9,089
3,194 Pulte Homes, Inc 328,343
766 PVH Corp 49,514
607 Ralph Lauren Corp 133,989
200 Rocky Brands, Inc 3,474
1,024 (a) SharkNinja Global SPV Ltd 85,412
2,043 (a) Skechers U.S.A., Inc (Class A) 116,002
703 (a) Skyline Champion Corp 66,616
840 Smith & Wesson Brands, Inc 7,829
2,102 (a) Sonos, Inc 22,428
1,383 Steven Madden Ltd 36,843
272 Sturm Ruger & Co, Inc 10,687
3,292 Tapestry, Inc 231,790
1,140 (a) Taylor Morrison Home Corp 68,446
2,736 (b) Tempur Sealy International, Inc 163,832
1,447 Toll Brothers, Inc 152,789
513 (a) TopBuild Corp 156,439
194 (a) Traeger, Inc 326
707 (a) Tri Pointe Homes, Inc 22,567
3,425 (a) Under Armour, Inc (Class A) 21,406
3,626 (a) Under Armour, Inc (Class C) 21,575
5,338 VF Corp 82,846
785 Whirlpool Corp 70,752
1,465 Wolverine World Wide, Inc 20,378
1,421 (a) YETI Holdings, Inc 47,035
TOTAL CONSUMER DURABLES & APPAREL 6,870,262
CONSUMER SERVICES - 2.3%
700 (a) Accel Entertainment, Inc 6,944
4,138 ADT, Inc 33,683
586 (a) Adtalem Global Education, Inc 58,975
6,291 (a) Airbnb, Inc 751,523
4,054 Aramark 139,944
17 (a) Biglari Holdings, Inc (B Shares) 3,681
356 (a) BJ's Restaurants, Inc 12,197
1,539 Bloomin' Brands, Inc 11,035
494 Booking Holdings, Inc 2,275,814
1,079 Boyd Gaming Corp 71,031
804 (a) Bright Horizons Family Solutions, Inc 102,140
615 (a) Brinker International, Inc 91,666
3,464 (a) Caesars Entertainment, Inc 86,600
14,994 (a) Carnival Corp 292,833
234 Carriage Services, Inc 9,067
1,183 (a) Cava Group, Inc 102,223
702 (b) Cheesecake Factory 34,159
2,349 (a) Chegg, Inc 1,501
20,338 (a) Chipotle Mexican Grill, Inc (Class A) 1,021,171
430 (b) Choice Hotels International, Inc 57,095
947 Churchill Downs, Inc 105,183
1,836 (a) Coursera, Inc 12,228
463 Cracker Barrel Old Country Store, Inc 17,974
1,711 Darden Restaurants, Inc 355,477
792 (a),(b) Dave & Buster's Entertainment, Inc 13,915
1,168 (a) Denny's Corp 4,287
893 (a) Despegar.com Corp 16,779
266 Dine Brands Global Inc. 6,190

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
496 Domino's Pizza, Inc $ 227,887
5,300 (a) DoorDash, Inc 968,681
6,847 (a) DraftKings, Inc 227,389
576 (a) Duolingo, Inc 178,871
1,418 (a) Dutch Bros, Inc 87,547
302 (a) El Pollo Loco Holdings, Inc 3,111
281 (a) European Wax Center, Inc 1,110
1,316 (a) Everi Holdings, Inc 17,990
1,834 Expedia Group, Inc 308,295
1,135 (a) Frontdoor, Inc 43,607
682 (a) Full House Resorts, Inc 2,851
1,807 (a),(b) Global Business Travel Group I 13,119
229 Golden Entertainment, Inc 6,043
58 Graham Holdings Co 55,730
410 (a) Grand Canyon Education, Inc 70,938
2,195 H&R Block, Inc 120,527
1,409 (a) Hilton Grand Vacations, Inc 52,711
3,528 Hilton Worldwide Holdings, Inc 802,796
573 Hyatt Hotels Corp 70,192
357 (a) Inspired Entertainment, Inc 3,049
1,684 International Game Technology plc 27,382
431 Jack in the Box, Inc 11,719
1,311 Krispy Kreme, Inc 6,450
89 (a) Kura Sushi USA, Inc 4,557
5,593 Las Vegas Sands Corp 216,058
1,806 (a) Laureate Education, Inc 36,933
619 (a) Life Time Group Holdings, Inc 18,694
1,373 (a) Light & Wonder, Inc 118,916
464 (a) Lindblad Expeditions Holdings, Inc 4,301
3,440 Marriott International, Inc (Class A) 819,408
418 Marriott Vacations Worldwide Corp 26,852
10,746 McDonald's Corp 3,356,728
3,190 (a) MGM Resorts International 94,552
844 (a) Mister Car Wash, Inc 6,659
173 Monarch Casino & Resort, Inc 13,451
911 (a),(b) Nerdy, Inc 1,294
6,767 (a) Norwegian Cruise Line Holdings Ltd 128,302
353 (a),(b) ONE Group Hospitality, Inc 1,055
1,026 OneSpaWorld Holdings Ltd 17,227
565 Papa John's International, Inc 23,210
2,314 (a) Penn National Gaming, Inc 37,741
1,137 Perdoceo Education Corp 28,630
1,210 (a) Planet Fitness, Inc 116,898
525 (a),(b) Portillo's, Inc 6,242
592 (a) Potbelly Corp 5,630
142 RCI Hospitality Holdings, Inc 6,097
924 Red Rock Resorts, Inc 40,074
3,626 Royal Caribbean Cruises Ltd 744,925
822 (a) Rush Street Interactive, Inc 8,812
5,391 (a) Sabre Corp 15,149
764 (a) SeaWorld Entertainment, Inc 34,731
2,052 Service Corp International 164,570
596 (a) Shake Shack, Inc 52,549
794 Six Flags Entertainment Corp 28,322
16,951 Starbucks Corp 1,662,724
403 Strategic Education, Inc 33,836
644 (a) Stride, Inc 81,466
1,928 Super Group SGHC Ltd 12,416
1,443 (a) Sweetgreen, Inc 36,104
877 (a) Target Hospitality Corp 5,771
1,055 Texas Roadhouse, Inc (Class A) 175,795
776 Travel & Leisure Co 35,921

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
1,149 (a) Udemy, Inc $ 8,916
434 (a) Universal Technical Institute, Inc 11,145
600 Vail Resorts, Inc 96,012
2,362 Wendy's Co 34,556
472 Wingstop, Inc 106,474
1,311 Wyndham Hotels & Resorts, Inc 118,659
1,549 Wynn Resorts Ltd 129,342
268 (a) Xponential Fitness, Inc 2,232
4,156 Yum! Brands, Inc 653,988
TOTAL CONSUMER SERVICES 18,387,234
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
5,179 Albertsons Cos, Inc 113,886
418 Andersons, Inc 17,945
1,935 (a) BJ's Wholesale Club Holdings, Inc 220,783
550 Casey's General Stores, Inc 238,722
515 (a) Chefs' Warehouse, Inc 28,047
6,610 Costco Wholesale Corp 6,251,606
3,152 Dollar General Corp 277,155
3,015 (a) Dollar Tree, Inc 226,336
1,460 (a) Grocery Outlet Holding Corp 20,411
626 (a) HF Foods Group, Inc 3,067
213 Ingles Markets, Inc (Class A) 13,873
9,899 Kroger Co 670,063
2,675 (a) Maplebear, Inc 106,706
286 Natural Grocers by Vitamin Cottage, Inc 11,497
2,414 (a) Performance Food Group Co 189,813
385 Pricesmart, Inc 33,822
584 SpartanNash Co 11,832
1,482 (a) Sprouts Farmers Market, Inc 226,212
7,324 Sysco Corp 549,593
6,835 Target Corp 713,301
943 (a) United Natural Foods, Inc 25,829
3,115 (a) US Foods Holding Corp 203,908
127 Village Super Market (Class A) 4,827
9,068 Walgreens Boots Alliance, Inc 101,290
64,898 Walmart, Inc 5,697,395
218 Weis Markets, Inc 16,797
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,974,716
ENERGY - 3.7%
704 (a) Amplify Energy Corp 2,633
5,480 Antero Midstream Corp 98,640
4,251 (a) Antero Resources Corp 171,910
5,314 APA Corp 111,700
2,039 Archrock, Inc 53,503
667 Ardmore Shipping Corp 6,530
271 Aris Water Solution, Inc 8,683
937 (b) Atlas Energy Solutions, Inc 16,716
15,471 Baker Hughes Co 679,950
1,892 Berry Corp 6,073
3,755 (b) Borr Drilling Ltd 8,223
351 (a) Bristow Group, Inc 11,085
12,017 Cabot Oil & Gas Corp 347,291
845 Cactus, Inc 38,726
912 California Resources Corp 40,101
243 (a) Centrus Energy Corp 15,117
3,416 ChampionX Corp 101,797
3,327 Cheniere Energy, Inc 769,868
3,168 Chesapeake Energy Corp 352,662
24,339 Chevron Corp 4,071,671
845 Chord Energy Corp 95,248
782 Civitas Resources, Inc 27,284
2,877 (a) Clean Energy Fuels Corp 4,459

SHARES DESCRIPTION VALUE
ENERGY (continued)
2,191 (a) CNX Resources Corp $ 68,973
1,500 (b) Comstock Resources, Inc 30,510
19,597 ConocoPhillips 2,058,077
809 Core Laboratories, Inc 12,127
692 Core Natural Resources, Inc 53,353
1,895 Crescent Energy Co 21,300
583 CVR Energy, Inc 11,310
1,373 Delek US Holdings, Inc 20,691
9,048 Devon Energy Corp 338,395
2,136 DHT Holdings, Inc 22,428
2,815 Diamondback Energy, Inc 450,062
626 Diversified Energy Co plc 8,464
333 (a) DMC Global, Inc 2,804
395 Dorian LPG Ltd 8,824
1,673 DT Midstream, Inc 161,411
165 (a),(b) Empire Petroleum Corp 1,036
2,241 (a) Encore Energy Corp 3,070
2,496 (a),(b) Energy Fuels, Inc 9,310
8,652 EOG Resources, Inc 1,109,533
8,868 EQT Corp 473,817
275 Excelerate Energy, Inc 7,887
1,226 (a) Expro Group Holdings NV 12,186
65,573 Exxon Mobil Corp 7,798,597
408 FLEX LNG Ltd 9,380
226 (a) Forum Energy Technologies, Inc 4,545
400 FutureFuel Corp 1,560
1,122 Golar LNG Ltd 42,625
842 (a) Green Plains, Inc 4,084
179 (a) Gulfport Energy Operating Corp 32,961
345 (a) Hallador Energy Co 4,237
13,196 Halliburton Co 334,783
2,743 (a) Helix Energy Solutions Group, Inc 22,794
1,274 Helmerich & Payne, Inc 33,277
4,227 Hess Corp 675,179
2,393 HF Sinclair Corp 78,682
110 (b) HighPeak Energy, Inc 1,393
582 (a) Innovex International, Inc 10,453
2 International Seaways, Inc 66
29,605 Kinder Morgan, Inc 844,631
465 Kinetik Holdings, Inc 24,152
6,795 (a) Kosmos Energy Ltd 15,493
2,207 Liberty Energy, Inc 34,937
2,448 Magnolia Oil & Gas Corp 61,837
767 (a) Mammoth Energy Services, Inc 1,565
4,879 Marathon Petroleum Corp 710,822
1,952 Matador Resources Co 99,728
1,623 Murphy Oil Corp 46,093
146 (a) Nabors Industries Ltd 6,090
75 Nacco Industries, Inc (Class A) 2,530
790 (b) New Fortress Energy, Inc 6,565
2,497 (a) Newpark Resources, Inc 14,508
1,716 (a) NextDecade Corp 13,351
2,086 Noble Corp plc 49,438
3,490 Nordic American Tankers Ltd 8,585
1,326 Northern Oil and Gas, Inc 40,085
5,678 NOV, Inc 86,419
9,895 Occidental Petroleum Corp 488,417
1,532 (a) Oceaneering International, Inc 33,413
1,209 (a) Oil States International, Inc 6,226
8,837 ONEOK, Inc 876,807
3,516 Ovintiv, Inc 150,485
677 (a) Par Pacific Holdings, Inc 9,654

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
5,496 Patterson-UTI Energy, Inc $ 45,177
1,808 PBF Energy, Inc 34,515
1,975 Peabody Energy Corp 26,761
9,481 Permian Resources Corp 131,312
6,370 Phillips 66 786,568
1,367 (a) ProPetro Holding Corp 10,047
4,095 Range Resources Corp 163,513
475 Ranger Energy Services, Inc 6,740
276 (a) Rex American Resources Corp 10,369
151 Riley Exploration Permian, Inc 4,405
1,348 (a) Ring Energy, Inc 1,550
1,202 RPC, Inc 6,611
692 (a),(b) Sable Offshore Corp 17,556
532 SandRidge Energy, Inc 6,075
21,553 Schlumberger Ltd 900,915
477 Scorpio Tankers, Inc 17,926
649 (a) SEACOR Marine Holdings, Inc 3,284
1,139 (a) Seadrill Ltd 28,475
988 Select Water Solutions, Inc 10,374
1,567 SFL Corp Ltd 12,849
1,209 Sitio Royalties Corp 24,023
1,884 SM Energy Co 56,426
678 Solaris Oilfield Infrastructure, Inc 14,753
1,711 (a) Talos Energy, Inc 16,631
3,258 Targa Resources Corp 653,131
6,806 TechnipFMC plc 215,682
1,069 Teekay Corp Ltd 7,023
376 Teekay Tankers Ltd 14,390
2,062 (a) Tetra Technologies, Inc 6,928
282 Texas Pacific Land Corp 373,647
854 (a) Tidewater, Inc 36,099
2,892 (a),(b) Transocean Ltd 9,168
4,698 (a) Uranium Energy Corp 22,456
1,000 Vaalco Energy, Inc 3,760
993 (a) Valaris Ltd 38,985
4,937 Valero Energy Corp 652,030
1,275 Viper Energy Partners LP 57,566
279 (a) Vital Energy, Inc 5,920
433 Vitesse Energy, Inc 10,647
2,083 (b) W&T Offshore, Inc 3,229
774 Weatherford International plc 41,448
18,485 Williams Cos, Inc 1,104,664
1,068 World Fuel Services Corp 30,288
TOTAL ENERGY 30,235,801
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
1,492 Acadia Realty Trust 31,257
1,175 Agree Realty Corp 90,698
1,192 Alexander & Baldwin, Inc 20,538
57 Alexander's, Inc 11,922
2,524 Alexandria Real Estate Equities, Inc 233,495
357 Alpine Income Property Trust, Inc 5,969
714 American Assets Trust, Inc 14,380
2,047 American Healthcare REIT, Inc 62,024
4,773 American Homes 4 Rent 180,467
6,978 American Tower Corp 1,518,413
4,437 Americold Realty Trust, Inc 95,218
1,848 Apartment Investment and Management Co 16,262
2,947 Apple Hospitality REIT, Inc 38,046
1,769 Armada Hoffler Properties, Inc 13,285
2,093 AvalonBay Communities, Inc 449,200
2,348 Boston Properties, Inc 157,762
1,429 Braemar Hotels & Resorts, Inc 3,558

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,649 Brandywine Realty Trust $ 11,815
4,252 Brixmor Property Group, Inc 112,891
2,559 Broadstone Net Lease, Inc 43,605
572 BRT Apartments Corp 9,724
1,599 Camden Property Trust 195,558
1,679 CareTrust REIT, Inc 47,986
493 CBL & Associates Properties, Inc 13,104
275 Centerspace 17,806
919 Chatham Lodging Trust 6,552
707 City Office REIT, Inc 3,669
588 Clipper Realty, Inc 2,258
544 Community Healthcare Trust, Inc 9,879
1,123 Corporate Office Properties Trust 30,624
2,578 Cousins Properties, Inc 76,051
6,420 Crown Castle, Inc 669,157
273 CTO Realty Growth, Inc 5,272
3,658 CubeSmart 156,233
1,290 Curbline Properties Corp 31,205
3,453 DiamondRock Hospitality Co 26,657
4,925 Digital Realty Trust, Inc 705,703
5,068 Diversified Healthcare Trust 12,163
2,323 Douglas Emmett, Inc 37,168
1,427 Easterly Government Properties, Inc 15,126
673 EastGroup Properties, Inc 118,549
3,012 Empire State Realty Trust, Inc 23,554
787 EPR Properties 41,404
1,428 Equinix, Inc 1,164,320
2,701 Equity Lifestyle Properties, Inc 180,157
5,806 Equity Residential 415,593
2,334 Essential Properties Realty Trust, Inc 76,182
987 Essex Property Trust, Inc 302,585
3,159 Extra Space Storage, Inc 469,080
729 Farmland Partners, Inc 8,128
1,347 Federal Realty Investment Trust 131,764
1,998 First Industrial Realty Trust, Inc 107,812
1,235 Four Corners Property Trust, Inc 35,444
3,874 Gaming and Leisure Properties, Inc 197,187
763 Getty Realty Corp 23,790
475 Gladstone Commercial Corp 7,115
687 Gladstone Land Corp 7,227
1,151 Global Medical REIT, Inc 10,071
3,106 Global Net Lease, Inc 24,972
6,024 Healthcare Realty Trust, Inc 101,806
11,544 Healthpeak Properties, Inc 233,420
1,796 Highwoods Properties, Inc 53,233
9,517 Host Hotels & Resorts Inc 135,237
2,438 Hudson Pacific Properties, Inc 7,192
3,525 Independence Realty Trust, Inc 74,836
439 Innovative Industrial Properties, Inc 23,746
1,140 InvenTrust Properties Corp 33,482
9,349 Invitation Homes, Inc 325,813
4,580 Iron Mountain, Inc 394,063
2,053 JBG SMITH Properties 33,074
1,970 Kilroy Realty Corp 64,537
9,833 Kimco Realty Corp 208,853
3,663 Kite Realty Group Trust 81,941
1,307 Lamar Advertising Co 148,710
2,203 Lexington Realty Trust 19,056
768 Lineage, Inc 45,028
431 LTC Properties, Inc 15,279
3,615 Macerich Co 62,070
1,437 Mack-Cali Realty Corp 24,314

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
9,560 Medical Properties Trust, Inc $ 57,647
1,755 Mid-America Apartment Communities, Inc 294,103
2,065 (a) Millrose Properties, Inc 54,743
460 National Health Investors, Inc 33,976
2,672 National Retail Properties, Inc 113,961
1,216 National Storage Affiliates Trust 47,910
215 (a) NET Lease Office Properties 6,747
1,149 NETSTREIT Corp 18,212
1,091 NexPoint Diversified Real Estate Trust 4,179
478 NexPoint Residential Trust, Inc 18,895
3,987 Omega Healthcare Investors, Inc 151,825
254 One Liberty Properties, Inc 6,673
1,512 Orion Office REIT, Inc 3,236
1,274 Outfront Media, Inc 20,562
3,099 Paramount Group, Inc 13,326
2,538 Park Hotels & Resorts, Inc 27,106
554 Peakstone Realty Trust 6,980
2,135 Pebblebrook Hotel Trust 21,628
1,776 Phillips Edison & Co, Inc 64,806
2,219 Piedmont Office Realty Trust, Inc 16,354
445 Plymouth Industrial REIT, Inc 7,254
255 Postal Realty Trust, Inc 3,641
1,459 PotlatchDeltic Corp 65,830
13,896 Prologis, Inc 1,553,434
2,389 Public Storage, Inc 715,004
1,674 Rayonier, Inc 46,671
13,249 Realty Income Corp 768,574
2,644 Regency Centers Corp 195,021
3,142 Rexford Industrial Realty, Inc 123,009
1,824 RLJ Lodging Trust 14,391
875 Ryman Hospitality Properties, Inc 80,010
3,697 Sabra Health Care REIT, Inc 64,587
571 Safehold, Inc 10,689
370 Saul Centers, Inc 13,346
1,572 SBA Communications Corp 345,856
2,237 Service Properties Trust 5,839
4,821 Simon Property Group, Inc 800,672
645 SITE Centers Corp 8,282
1,013 SL Green Realty Corp 58,450
2,713 STAG Industrial, Inc 97,994
2,137 Summit Hotel Properties, Inc 11,561
1,974 Sun Communities, Inc 253,935
4,344 Sunstone Hotel Investors, Inc 40,877
1,735 Tanger Factory Outlet Centers, Inc 58,626
1,413 Terreno Realty Corp 89,330
4,667 UDR, Inc 210,808
567 UMH Properties, Inc 10,603
3,661 Uniti Group, Inc 18,451
198 Universal Health Realty Income Trust 8,110
2,537 Urban Edge Properties 48,203
6,423 Ventas, Inc 441,645
15,497 VICI Properties, Inc 505,512
3,062 Vornado Realty Trust 113,263
1,848 Washington REIT 32,155
9,099 (c) Welltower, Inc 1,394,058
11,281 Weyerhaeuser Co 330,308
550 Whitestone REIT 8,014
3,203 WP Carey, Inc 202,141
2,302 Xenia Hotels & Resorts, Inc 27,072
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,379,419
FINANCIAL SERVICES - 8.8%
906 (a) Acacia Research (Acacia Technologies) 2,899

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
125 AFC Gamma, Inc $ 696
488 Affiliated Managers Group, Inc 81,999
3,902 (a) Affirm Holdings, Inc 176,331
10,726 AGNC Investment Corp 102,755
243 Alerus Financial Corp 4,486
4,438 Ally Financial, Inc 161,854
8,239 American Express Co 2,216,703
1,426 Ameriprise Financial, Inc 690,341
253 Angel Oak Mortgage REIT, Inc 2,411
7,406 Annaly Capital Management, Inc 150,416
2,943 Apollo Commercial Real Estate Finance, Inc 28,165
7,872 Apollo Global Management, Inc 1,077,992
2,387 Arbor Realty Trust, Inc 28,047
645 Ares Commercial Real Estate Corp 2,986
2,756 Ares Management Corp 404,057
281 ARMOUR Residential REIT, Inc 4,805
870 Artisan Partners Asset Management, Inc 34,017
123 (a) Atlanticus Holdings Corp 6,291
2,445 (a) AvidXchange Holdings, Inc 20,734
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 16,873
10,784 Bank of New York Mellon Corp 904,454
27,263 (a) Berkshire Hathaway, Inc 14,519,729
5,076 BGC Group, Inc 46,547
2,197 BlackRock, Inc 2,079,417
2,460 Blackstone Mortgage Trust, Inc 49,200
10,719 Blackstone, Inc 1,498,302
8,253 (a) Block, Inc 448,385
7,723 Blue Owl Capital, Inc 154,769
829 Bread Financial Holdings, Inc 41,516
642 Brightsphere Investment Group, Inc 16,602
1,289 BrightSpire Capital, Inc 7,167
3,022 Burford Capital Ltd 39,921
1,450 Cannae Holdings, Inc 26,578
923 (a) Cantaloupe, Inc 7,264
5,727 Capital One Financial Corp 1,026,851
3,299 Carlyle Group, Inc 143,803
222 Cass Information Systems, Inc 9,601
1,493 Cboe Global Markets, Inc 337,851
24,739 Charles Schwab Corp 1,936,569
152 Chicago Atlantic Real Estate Finance, Inc 2,234
1,022 Chimera Investment Corp 13,112
1,435 Claros Mortgage Trust, Inc 5,353
5,369 CME Group, Inc 1,424,342
461 Cohen & Steers, Inc 36,995
3,032 (a) Coinbase Global, Inc 522,201
797 Compass Diversified Trust 14,880
326 (a) Consumer Portfolio Services, Inc 2,826
3,855 Corebridge Financial, Inc 121,702
972 (a) Corpay, Inc 338,956
79 (a) Credit Acceptance Corp 40,792
49 Diamond Hill Investment Group, Inc 6,999
2,419 DigitalBridge Group, Inc 21,336
3,740 Discover Financial Services 638,418
461 (a) Donnelley Financial Solutions, Inc 20,150
258 Dynex Capital, Inc 3,359
718 Ellington Financial, Inc 9,521
375 Enact Holdings, Inc 13,031
502 (a) Encore Capital Group, Inc 17,209
629 (a) Enova International, Inc 60,736
4,607 Equitable Holdings, Inc 239,979
1,475 Essent Group Ltd 85,137
728 (a) Euronet Worldwide, Inc 77,787

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
638 Evercore Partners, Inc (Class A) $ 127,421
941 EVERTEC, Inc 34,601
541 Factset Research Systems, Inc 245,960
139 Federal Agricultural Mortgage Corp 26,064
8,120 Fidelity National Information Services, Inc 606,402
556 FirstCash Holdings, Inc 66,898
8,455 (a) Fiserv, Inc 1,867,118
1,440 (a) Flywire Corp 13,680
2,063 (a) Forge Global Holdings, Inc 1,159
1,010 Franklin BSP Realty Trust, Inc 12,867
3,439 Franklin Resources, Inc 66,201
257 (b) GCM Grosvenor, Inc 3,400
3,688 Global Payments, Inc 361,129
4,513 Goldman Sachs Group, Inc 2,465,407
938 Granite Point Mortgage Trust, Inc 2,439
905 (a) Green Dot Corp 7,638
562 Hamilton Lane, Inc 83,553
1,655 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 48,392
796 Houlihan Lokey, Inc 128,554
1,603 Interactive Brokers Group, Inc (Class A) 265,441
8,371 Intercontinental Exchange, Inc 1,443,997
339 (a) International Money Express, Inc 4,278
6,004 Invesco Ltd 91,081
366 Invesco Mortgage Capital, Inc 2,888
1,116 Jack Henry & Associates, Inc 203,782
911 Jackson Financial, Inc 76,324
2,276 Janus Henderson Group plc 82,277
3,054 Jefferies Financial Group, Inc 163,603
10,029 KKR & Co, Inc 1,159,453
648 KKR Real Estate Finance Trust, Inc 6,998
1,766 Ladder Capital Corp 20,150
1,898 Lazard, Inc 82,183
1,618 (a) LendingClub Corp 16,698
196 (a) LendingTree, Inc 9,853
1,109 LPL Financial Holdings, Inc 362,798
528 MarketAxess Holdings, Inc 114,233
7,301 (a) Marqeta, Inc 30,080
12,122 Mastercard, Inc (Class A) 6,644,311
232 Merchants Bancorp 8,584
2,131 MFA Financial, Inc 21,864
3,558 MGIC Investment Corp 88,167
877 Moelis & Co 51,182
131 (a) Moneylion, Inc 11,333
2,353 Moody's Corp 1,095,769
17,294 Morgan Stanley 2,017,691
392 Morningstar, Inc 117,549
845 (a) Mr Cooper Group, Inc 101,062
1,146 MSCI, Inc (Class A) 648,063
6,024 Nasdaq Stock Market, Inc 456,981
1,245 Navient Corp 15,724
1,156 (a) NCR Corp ATM 30,495
212 Nelnet, Inc (Class A) 23,517
410 (a) NerdWallet, Inc 3,710
1,613 New York Mortgage Trust, Inc 10,468
298 NewtekOne, Inc 3,564
131 Nexpoint Real Estate Finance, Inc 2,003
1,272 (a) NMI Holdings, Inc 45,856
3,056 Northern Trust Corp 301,474
148 (a) Ocwen Financial Corp 4,783
1,689 OneMain Holdings, Inc 82,558
1,687 (a) Open Lending Corp 4,656
402 Orchid Island Capital, Inc 3,023

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
600 P10, Inc $ 7,050
3,227 (a) Pagseguro Digital Ltd 24,622
245 Patria Investments Ltd 2,766
3,424 (a) Payoneer Global, Inc 25,029
14,779 (a) PayPal Holdings, Inc 964,330
652 (a) Paysafe Ltd 10,230
1,316 (a) Paysign Inc 2,790
399 PennyMac Financial Services, Inc 39,944
1,723 PennyMac Mortgage Investment Trust 25,242
904 Perella Weinberg Partners 16,634
273 Piper Jaffray Cos 67,611
397 PJT Partners, Inc 54,738
719 (a) PRA Group, Inc 14,826
675 PROG Holdings, Inc 17,955
2,506 Radian Group, Inc 82,873
2,725 Raymond James Financial, Inc 378,530
1,941 Ready Capital Corp 9,880
1,612 Redwood Trust, Inc 9,785
143 Regional Management Corp 4,306
2,189 (a) Remitly Global, Inc 45,531
1,337 (a) Repay Holdings Corp 7,447
6,918 Rithm Capital Corp 79,211
10,457 (a) Robinhood Markets, Inc 435,220
2,233 Rocket Cos, Inc 26,952
4,652 S&P Global, Inc 2,363,681
1,255 SEI Investments Co 97,426
498 (a),(b) Sezzle, Inc 17,375
854 (a),(b) Shift4 Payments, Inc 69,780
184 Silvercrest Asset Management Group, Inc 3,010
3,536 SLM Corp 103,852
15,128 (a) SoFi Technologies, Inc 175,939
3,745 Starwood Property Trust, Inc 74,039
4,549 State Street Corp 407,272
809 StepStone Group, Inc 42,254
1,604 Stifel Financial Corp 151,193
4,668 (a) StoneCo Ltd 48,921
541 (a) StoneX Group, Inc 41,322
41 Sunrise Realty Trust, Inc 454
474 (a) SWK Holdings Corp 8,243
6,137 Synchrony Financial 324,893
3,301 T Rowe Price Group, Inc 303,263
6,977 (a) Toast, Inc 231,427
867 TPG RE Finance Trust, Inc 7,066
1,233 TPG, Inc 58,481
1,734 Tradeweb Markets, Inc 257,430
1,156 Two Harbors Investment Corp 15,444
1,255 (a) Upstart Holdings, Inc 57,768
1,161 UWM Holdings Corp 6,339
208 (a) Velocity Financial, Inc 3,892
544 Victory Capital Holdings, Inc 31,481
1,409 Virtu Financial, Inc 53,711
115 Virtus Investment Partners, Inc 19,821
25,672 Visa, Inc (Class A) 8,997,009
1,567 Voya Financial, Inc 106,180
543 Walker & Dunlop, Inc 46,350
384 Waterstone Financial, Inc 5,165
5,021 Western Union Co 53,122
636 (a) WEX, Inc 99,865
1,867 WisdomTree, Inc 16,654
90 (a) World Acceptance Corp 11,390

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
6,368 XP, Inc $ 87,560
TOTAL FINANCIAL SERVICES 71,078,400
FOOD, BEVERAGE & TOBACCO - 2.5%
176 Alico, Inc 5,252
25,200 Altria Group, Inc 1,512,504
6,926 Archer-Daniels-Midland Co 332,517
1,190 B&G Foods, Inc (Class A) 8,175
980 (a),(b) Beyond Meat, Inc 2,989
157 (a) Boston Beer Co, Inc (Class A) 37,498
349 (a),(b) BRC, Inc 729
711 Brown-Forman Corp (Class A) 23,797
2,220 Brown-Forman Corp (Class B) 75,347
1,774 Bunge Global S.A. 135,569
345 Calavo Growers, Inc 8,277
486 Cal-Maine Foods, Inc 44,177
2,625 Campbell Soup Co 104,790
2,775 (a) Celsius Holdings, Inc 98,846
57,754 Coca-Cola Co 4,136,342
90 Coca-Cola Consolidated Inc 121,500
7,111 ConAgra Brands, Inc 189,650
2,473 Constellation Brands, Inc (Class A) 453,845
2,764 (a) Darling International, Inc 86,347
751 Dole plc 10,852
2,984 Flowers Foods, Inc 56,726
499 Fresh Del Monte Produce, Inc 15,384
722 (a) Freshpet, Inc 60,049
8,218 General Mills, Inc 491,354
1,593 (a) Hain Celestial Group, Inc 6,611
2,249 Hershey Co 384,647
4,050 Hormel Foods Corp 125,307
877 Ingredion, Inc 118,579
1,388 (a),(b) Ispire Technology, Inc 3,789
277 J&J Snack Foods Corp 36,486
1,619 J.M. Smucker Co 191,706
199 John B Sanfilippo & Son, Inc 14,101
3,909 Kellogg Co 322,453
17,944 Keurig Dr Pepper, Inc 614,044
12,706 Kraft Heinz Co 386,644
2,318 Lamb Weston Holdings, Inc 123,549
364 Lancaster Colony Corp 63,700
302 Limoneira Co 5,351
3,655 McCormick & Co, Inc 300,843
203 MGP Ingredients, Inc 5,964
926 (a) Mission Produce, Inc 9,705
2,637 Molson Coors Brewing Co (Class B) 160,514
19,987 Mondelez International, Inc 1,356,118
10,583 (a) Monster Beverage Corp 619,317
366 National Beverage Corp 15,204
20,525 PepsiCo, Inc 3,077,519
23,150 Philip Morris International, Inc 3,674,600
538 (a) Pilgrim's Pride Corp 29,326
770 (a) Post Holdings, Inc 89,597
2,638 Primo Brands Corp 93,623
4 Seaboard Corp 10,789
134 (a) Seneca Foods Corp 11,931
1,484 (a) Simply Good Foods Co 51,183
1,555 (a) SunOpta, Inc 7,557
964 (a) TreeHouse Foods, Inc 26,115
190 Turning Point Brands, Inc 11,294
4,102 Tyson Foods, Inc (Class A) 261,749
318 Universal Corp 17,824
803 Utz Brands, Inc 11,306

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
454 (a) Vita Coco Co, Inc $ 13,915
420 (a) Vital Farms, Inc 12,797
1,057 (b) WK Kellogg Co 21,066
TOTAL FOOD, BEVERAGE & TOBACCO 20,299,339
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
25,743 Abbott Laboratories 3,414,809
1,593 (a) Acadia Healthcare Co, Inc 48,300
1,237 (a) Accolade, Inc 8,634
1,473 (a) Accuray, Inc 2,637
1,314 (a) AdaptHealth Corp 14,244
230 (a) Addus HomeCare Corp 22,745
4,406 (a) agilon health, Inc 19,078
1,092 (a) Align Technology, Inc 173,475
1,430 (a) Alignment Healthcare, Inc 26,627
996 (a) Alphatec Holdings, Inc 10,100
448 (a) Amedisys, Inc 41,498
2,432 AmerisourceBergen Corp 676,315
740 (a) AMN Healthcare Services, Inc 18,100
563 (a) Angiodynamics, Inc 5,287
640 (a) Apollo Medical Holdings, Inc 19,846
673 (a) AtriCure, Inc 21,711
725 (a) Avanos Medical, Inc 10,389
2,914 (a) Aveanna Healthcare Holdings, Inc 15,794
560 (a) Axogen, Inc 10,360
8,045 Baxter International, Inc 275,380
4,315 Becton Dickinson & Co 988,394
21,764 (a) Boston Scientific Corp 2,195,552
2,873 (a) Brookdale Senior Living, Inc 17,985
3,665 Cardinal Health, Inc 504,927
373 (a) Castle Biosciences, Inc 7,468
7,514 (a) Centene Corp 456,175
1,866 (a) Certara, Inc 18,473
2,819 (a) Cerus Corp 3,918
223 Chemed Corp 137,216
4,041 Cigna Group 1,329,489
1,354 (b) Concentra Group Holdings Parent, Inc 29,382
422 Conmed Corp 25,485
2,978 (a) Cooper Cos, Inc 251,194
489 (a) Corvel Corp 54,753
544 (a) Cross Country Healthcare, Inc 8,100
480 (a) CryoLife, Inc 11,798
210 (a),(b) CVRx, Inc 2,568
19,141 CVS Health Corp 1,296,803
683 (a) DaVita, Inc 104,479
485 (a) Definitive Healthcare Corp 1,402
2,739 Dentsply Sirona, Inc 40,921
5,938 (a) DexCom, Inc 405,506
1,250 (a),(b) DocGo, Inc 3,300
1,826 (a) Doximity, Inc 105,963
8,778 (a) Edwards Lifesciences Corp 636,230
3,466 Elevance Health, Inc 1,507,571
985 Embecta Corp 12,559
1,608 Encompass Health Corp 162,858
804 (a) Enhabit, Inc 7,067
653 (a) Enovis Corp 24,951
981 Ensign Group, Inc 126,941
2,830 (a) Envista Holdings Corp 48,846
1,677 (a) Evolent Health, Inc 15,881
350 (a),(b) Fulgent Genetics, Inc 5,915
6,780 GE HealthCare Technologies, Inc 547,214
13 (a) GeneDx Holdings Corp 1,151
710 (a) Glaukos Corp 69,878

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,754 (a) Globus Medical, Inc $ 128,393
1,770 (a) Guardant Health, Inc 75,402
886 (a) Haemonetics Corp 56,305
2,833 HCA, Inc 978,943
737 (a) Health Catalyst, Inc 3,339
1,060 (a) HealthEquity, Inc 93,672
399 HealthStream, Inc 12,840
2,125 (a) Henry Schein, Inc 145,541
2,950 (a) Hims & Hers Health, Inc 87,173
3,293 (a) Hologic, Inc 203,409
1,820 Humana, Inc 481,572
362 (a) ICU Medical, Inc 50,267
1,199 (a) IDEXX Laboratories, Inc 503,520
338 (a) InfuSystem Holdings, Inc 1,818
1,218 (a) Inmode Ltd 21,607
200 (a) Innovage Holding Corp 596
655 (a) Inogen, Inc 4,670
465 (a) Inspire Medical Systems, Inc 74,065
1,048 (a) Insulet Corp 275,215
572 (a) Integer Holdings Corp 67,502
1,378 (a) Integra LifeSciences Holdings Corp 30,302
5,268 (a) Intuitive Surgical, Inc 2,609,082
96 iRadimed Corp 5,038
477 (a) iRhythm Technologies, Inc 49,932
229 (a) Joint Corp 2,860
1,276 Labcorp Holdings, Inc 296,976
847 (a) Lantheus Holdings, Inc 82,667
236 LeMaitre Vascular, Inc 19,800
1,584 (a) LifeStance Health Group, Inc 10,549
892 (a) LivaNova plc 35,038
671 (a) Masimo Corp 111,789
1,869 McKesson Corp 1,257,818
19,236 Medtronic plc 1,728,547
985 (a) Merit Medical Systems, Inc 104,124
199 (a),(b) ModivCare, Inc 262
849 (a) Molina Healthcare, Inc 279,652
734 (a),(b) Nano-X Imaging Ltd 3,666
173 National Healthcare Corp 16,054
208 National Research Corp 2,662
3,187 (a) Neogen Corp 27,631
2,015 (a) NeoGenomics, Inc 19,122
613 (a) Nevro Corp 3,580
1,767 (a) Novocure Ltd 31,488
758 (a) Omnicell, Inc 26,500
8,804 (a),(b) Opko Health, Inc 14,615
366 (a) OptimizeRx Corp 3,170
2,503 (a) Option Care Health, Inc 87,480
1,144 (a) OraSure Technologies, Inc 3,855
473 (a) Orthofix Medical, Inc 7,715
333 (a) OrthoPediatrics Corp 8,202
1,223 (a) Owens & Minor, Inc 11,044
295 (a) PACS Group, Inc 3,316
724 (a) Paragon 28, Inc 9,455
756 Patterson Cos, Inc 23,617
1,431 (a) Pediatrix Medical Group, Inc 20,735
524 (a) Pennant Group, Inc 13,179
506 (a) Penumbra, Inc 135,310
1,227 (a) Performant Financial Corp 3,632
771 (a) Phreesia, Inc 19,707
1,445 Premier, Inc 27,860
1,501 (a) Privia Health Group, Inc 33,698
555 (a) PROCEPT BioRobotics Corp 32,334

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,198 (a) Progyny, Inc $ 26,763
1,215 (a) Pulmonx Corp 8,177
1,569 Quest Diagnostics, Inc 265,475
828 (a) QuidelOrtho Corp 28,955
727 (a) Quipt Home Medical Corp 1,694
1,004 (a) RadNet, Inc 49,919
2,163 Resmed, Inc 484,188
524 (a) RxSight, Inc 13,231
896 (a) Schrodinger, Inc 17,687
1,678 Select Medical Holdings Corp 28,023
442 (a) SI-BONE, Inc 6,201
227 Simulations Plus, Inc 5,566
1,913 (a) Solventum Corp 145,465
793 (a) STAAR Surgical Co 13,981
1,422 STERIS plc 322,296
5,368 Stryker Corp 1,998,238
987 (a) Surgery Partners, Inc 23,441
300 (a) SurModics, Inc 9,159
280 (a) Tactile Systems Technology, Inc 3,702
1,069 (a) Tandem Diabetes Care, Inc 20,482
2,648 (a) Teladoc Health, Inc 21,078
671 Teleflex, Inc 92,726
1,365 (a) Tenet Healthcare Corp 183,593
495 (a),(b) TransMedics Group, Inc 33,304
533 (a) Treace Medical Concepts, Inc 4,472
159 (a) UFP Technologies, Inc 32,072
13,713 UnitedHealth Group, Inc 7,182,184
928 Universal Health Services, Inc (Class B) 174,371
187 US Physical Therapy, Inc 13,531
80 Utah Medical Products, Inc 4,483
587 (a) Varex Imaging Corp 6,809
2,162 (a) Veeva Systems, Inc 500,784
611 (a) Viemed Healthcare, Inc 4,448
1,015 (a) Waystar Holding Corp 37,920
2,839 Zimmer Biomet Holdings, Inc 321,318
516 (a) Zimvie, Inc 5,573
374 (a),(b) Zynex, Inc 823
TOTAL HEALTH CARE EQUIPMENT & SERVICES 38,575,686
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
2,141 (a) BellRing Brands, Inc 159,419
160 (a),(b) Central Garden & Pet Co 5,866
765 (a) Central Garden and Pet Co (Class A) 25,038
3,631 Church & Dwight Co, Inc 399,737
1,793 Clorox Co 264,019
12,036 Colgate-Palmolive Co 1,127,773
5,109 (a) Coty, Inc 27,946
893 Edgewell Personal Care Co 27,870
830 (a) elf Beauty, Inc 52,116
484 Energizer Holdings, Inc 14,481
3,708 Estee Lauder Cos (Class A) 244,728
1,810 (a) Herbalife Ltd 15,620
253 Inter Parfums, Inc 28,809
28,707 Kenvue, Inc 688,394
4,781 Kimberly-Clark Corp 679,954
188 (a) Medifast, Inc 2,534
140 (a) Nature's Sunshine Products, Inc 1,757
938 Nu Skin Enterprises, Inc (Class A) 6,810
122 Oil-Dri Corp of America 5,602
1,877 (a),(b) Olaplex Holdings, Inc 2,384
35,095 Procter & Gamble Co 5,980,890
455 Reynolds Consumer Products, Inc 10,856
432 Spectrum Brands Holdings, Inc 30,910

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
180 (a) USANA Health Sciences, Inc $ 4,855
1,168 (a) Waldencast plc 3,504
266 WD-40 Co 64,904
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,876,776
INSURANCE - 2.5%
8,220 Aflac, Inc 913,982
3,960 Allstate Corp 819,997
699 (a) AMBAC Financial Group, Inc 6,116
972 American Financial Group, Inc 127,662
9,414 American International Group, Inc 818,453
299 Amerisafe, Inc 15,712
2,917 Aon plc 1,164,146
5,499 Arch Capital Group Ltd 528,894
801 Assurant, Inc 168,010
946 Assured Guaranty Ltd 83,343
1,011 Axis Capital Holdings Ltd 101,343
735 (a) Brighthouse Financial, Inc 42,623
3,547 Brown & Brown, Inc 441,247
891 (a) BRP Group, Inc 39,819
6,025 Chubb Ltd 1,819,490
2,414 Cincinnati Financial Corp 356,596
261 CNA Financial Corp 13,256
1,716 CNO Financial Group, Inc 71,471
428 Donegal Group, Inc (Class A) 8,402
488 Employers Holdings, Inc 24,712
180 (a) Enstar Group Ltd 59,828
581 Everest Re Group Ltd 211,095
311 F&G Annuities & Life, Inc 11,212
774 Fidelis Insurance Holdings Ltd 12,539
3,617 Fidelity National Financial, Inc 235,394
1,450 First American Financial Corp 95,164
3,714 Gallagher (Arthur J.) & Co 1,282,221
5,182 (a) Genworth Financial, Inc (Class A) 36,740
1,244 Globe Life, Inc 163,860
286 Goosehead Insurance, Inc 33,765
928 (a) Greenlight Capital Re Ltd (Class A) 12,574
476 Hanover Insurance Group, Inc 82,800
4,334 Hartford Financial Services Group, Inc 536,246
121 HCI Group, Inc 18,057
370 (a) Hippo Holdings, Inc 9,457
637 Horace Mann Educators Corp 27,219
23 Investors Title Co 5,545
648 James River Group Holdings Ltd 2,722
911 Kemper Corp 60,900
296 Kinsale Capital Group, Inc 144,066
657 (a),(b) Lemonade, Inc 20,650
2,568 Lincoln National Corp 92,217
2,537 Loews Corp 233,176
186 (a) Markel Corp 347,747
7,281 Marsh & McLennan Cos, Inc 1,776,782
1,028 (a) MBIA, Inc 5,119
429 Mercury General Corp 23,981
8,633 Metlife, Inc 693,144
579 (a) NI Holdings, Inc 8,257
3,323 Old Republic International Corp 130,328
3,027 (a) Oscar Health, Inc 39,684
391 (a) Palomar Holdings, Inc 53,598
515 Primerica, Inc 146,533
3,403 Principal Financial Group 287,111
820 (a) ProAssurance Corp 19,147
8,670 Progressive Corp 2,453,697
5,480 Prudential Financial, Inc 612,006

SHARES DESCRIPTION VALUE
INSURANCE (continued)
1,025 Reinsurance Group of America, Inc (Class A) $ 201,823
795 RenaissanceRe Holdings Ltd 190,800
1,200 RLI Corp 96,396
7 (a) Root, Inc 934
1,568 Ryan Specialty Holdings, Inc 115,828
227 Safety Insurance Group, Inc 17,906
1,030 Selective Insurance Group, Inc 94,286
1,153 (a) SiriusPoint Ltd 19,935
355 (a) Skyward Specialty Insurance Group, Inc 18,787
351 Stewart Information Services Corp 25,044
433 Tiptree, Inc 10,431
3,425 Travelers Cos, Inc 905,776
628 (a) Trupanion, Inc 23,406
338 United Fire Group, Inc 9,957
503 Universal Insurance Holdings, Inc 11,921
2,714 Unum Group 221,082
4,395 W.R. Berkley Corp 312,748
41 White Mountains Insurance Group Ltd 78,958
1,480 Willis Towers Watson plc 500,166
TOTAL INSURANCE 20,406,039
MATERIALS - 2.4%
461 AdvanSix, Inc 10,442
3,271 Air Products & Chemicals, Inc 964,683
1,837 Albemarle Corp 132,301
3,744 Alcoa Corp 114,192
1,773 (a) Allegheny Technologies, Inc 92,249
188 (a) Alpha Metallurgical Resources, Inc 23,547
21,816 Amcor plc 211,615
429 American Vanguard Corp 1,888
939 Aptargroup, Inc 139,329
1,615 (b) Ardagh Metal Packaging S.A. 4,877
912 Ashland, Inc 54,073
821 (a) Aspen Aerogels, Inc 5,246
1,228 Avery Dennison Corp 218,547
1,490 Avient Corp 55,368
3,004 (a) Axalta Coating Systems Ltd 99,643
605 Balchem Corp 100,430
4,527 Ball Corp 235,721
1,499 Berry Global Group, Inc 104,645
953 Cabot Corp 79,232
235 Caledonia Mining Corp plc 2,935
658 Carpenter Technology Corp 119,216
1,299 Celanese Corp (Series A) 73,744
831 (a) Century Aluminum Co 15,423
2,699 CF Industries Holdings, Inc 210,927
2,216 Chemours Co 29,983
261 (a) Clearwater Paper Corp 6,622
7,384 (a) Cleveland-Cliffs, Inc 60,697
8,643 (a) Coeur Mining, Inc 51,167
1,719 Commercial Metals Co 79,091
532 Compass Minerals International, Inc 4,942
1,802 (a) Constellium SE 18,182
10,323 Corteva, Inc 649,626
10,233 CRH plc 900,197
1,750 Crown Holdings, Inc 156,205
1,053 (a) Dakota Gold Corp 2,790
10,963 Dow, Inc 382,828
6,349 DuPont de Nemours, Inc 474,143
491 Eagle Materials, Inc 108,968
1,930 Eastman Chemical Co 170,052
3,648 Ecolab, Inc 924,841
868 (a) Ecovyst, Inc 5,382

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
3,499 Element Solutions, Inc $ 79,112
1,510 FMC Corp 63,707
21,363 Freeport-McMoRan, Inc (Class B) 808,803
3,855 Graphic Packaging Holding Co 100,076
395 Greif, Inc (Class A) 21,721
87 Greif, Inc (Class B) 5,157
784 H.B. Fuller Co 43,998
284 Hawkins, Inc 30,081
9,435 Hecla Mining Co 52,459
3,269 Huntsman Corp 51,618
2,702 (a),(b) i-80 Gold Corp 1,572
749 (a) Ingevity Corp 29,653
373 Innospec, Inc 35,342
4,020 International Flavors & Fragrances, Inc 311,992
7,987 International Paper Co 426,106
149 (a) Intrepid Potash, Inc 4,379
806 (a) Ivanhoe Electric, Inc 4,683
261 Kaiser Aluminum Corp 15,822
749 (a) Knife River Corp 67,567
315 Koppers Holdings, Inc 8,820
357 Kronos Worldwide, Inc 2,670
7,086 (a) Linde plc 3,299,525
948 Louisiana-Pacific Corp 87,197
542 (a) LSB Industries, Inc 3,572
3,865 LyondellBasell Industries NV 272,096
952 Martin Marietta Materials, Inc 455,180
300 Materion Corp 24,480
788 (a) Metals Acquisition Ltd 7,518
402 Minerals Technologies, Inc 25,555
4,782 Mosaic Co 129,162
1,500 (a),(b) MP Materials Corp 36,615
371 Myers Industries, Inc 4,426
95 NewMarket Corp 53,813
17,080 Newmont Goldcorp Corp 824,622
3,868 (a) Novagold Resources, Inc 11,295
3,616 Nucor Corp 435,149
2,284 (a) O-I Glass, Inc 26,198
1,412 Olin Corp 34,227
163 Olympic Steel, Inc 5,138
1,050 Orion S.A. 13,577
1,266 Packaging Corp of America 250,693
499 Pactiv Evergreen, Inc 8,987
2,514 (a) Perimeter Solutions, Inc 25,316
282 (a),(b) Piedmont Lithium, Inc 1,777
3,407 PPG Industries, Inc 372,555
1,897 (a),(b) PureCycle Technologies, Inc 13,127
201 Quaker Chemical Corp 24,846
10 Ramaco Resources, Inc 71
376 Ramaco Resources, Inc 3,095
564 (a) Ranpak Holdings Corp 3,057
877 (a) Rayonier Advanced Materials, Inc 5,043
772 Reliance Steel & Aluminum Co 222,915
969 Royal Gold, Inc 158,441
1,793 RPM International, Inc 207,414
272 Ryerson Holding Corp 6,245
421 Schnitzer Steel Industries, Inc (Class A) 12,158
1,019 Schweitzer-Mauduit International, Inc 6,348
716 Scotts Miracle-Gro Co (Class A) 39,301
1,816 Sealed Air Corp 52,482
804 Sensient Technologies Corp 59,842
3,471 Sherwin-Williams Co 1,212,039
1,204 Silgan Holdings, Inc 61,548

SHARES DESCRIPTION VALUE
MATERIALS (continued)
7,872 Smurfit WestRock plc $ 354,712
1,381 Sonoco Products Co 65,238
1,376 Southern Copper Corp 128,601
3,317 (a) SSR Mining, Inc 33,270
2,180 Steel Dynamics, Inc 272,674
410 Stepan Co 22,566
1,010 SunCoke Energy, Inc 9,292
619 Sylvamo Corp 41,516
717 (a) TimkenSteel Corp 9,579
394 (a) Tredegar Corp 3,034
716 Trimas Corp 16,776
1,767 Tronox Holdings plc 12,440
150 United States Lime & Minerals, Inc 13,257
3,441 United States Steel Corp 145,417
1,962 Vulcan Materials Co 457,735
816 Warrior Met Coal, Inc 38,940
327 Westlake Chemical Corp 32,710
702 Worthington Steel, Inc 17,782
TOTAL MATERIALS 19,433,511
MEDIA & ENTERTAINMENT - 7.6%
988 (a) Advantage Solutions, Inc 1,492
72,325 Alphabet, Inc 11,299,335
87,608 Alphabet, Inc (Class A) 13,547,701
4,333 (a) AMC Entertainment Holdings, Inc 12,436
543 (a) AMC Networks, Inc 3,736
170 (a),(b) Atlanta Braves Holdings, Inc 7,458
632 (a) Atlanta Braves Holdings, Inc 25,286
380 (a) Boston Omaha Corp 5,540
1,441 (a) Bumble, Inc 6,254
92 Cable One, Inc 24,451
1,657 (a) Cargurus, Inc 48,268
1,131 (a) Cars.com, Inc 12,746
1,358 (a) Charter Communications, Inc 500,464
2,021 Cinemark Holdings, Inc 50,303
6,287 (a) Clear Channel Outdoor Holdings, Inc 6,979
55,775 Comcast Corp (Class A) 2,058,097
17 (a) Daily Journal Corp 6,761
2,158 (a),(b) EchoStar Corp (Class A) 55,202
3,874 Electronic Arts, Inc 559,870
1,005 Entravision Communications Corp (Class A) 2,110
1,205 (a) Eventbrite, Inc 2,543
249 (a) EverQuote, Inc 6,521
3,562 Fox Corp (Class A) 201,609
2,154 Fox Corp (Class B) 113,537
4,657 (a) fuboTV, Inc 13,598
2,328 (a) Gannett Co, Inc 6,728
1,547 Gray Television, Inc 6,683
1,354 (a) IAC, Inc 62,203
902 (a) IMAX Corp 23,768
556 (a) Integral Ad Science Holding Corp 4,481
5,591 Interpublic Group of Cos, Inc 151,852
693 John Wiley & Sons, Inc (Class A) 30,880
1,489 (a) Liberty Broadband Corp 126,639
365 (a) Liberty Broadband Corp (Class A) 31,025
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 32,425
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 270,030
382 (a) Liberty Media Corp-Liberty Live (Class A) 25,686
869 (a) Liberty Media Corp-Liberty Live (Class C) 59,214
786 (a),(b) Lions Gate Entertainment Corp (Class A) 6,956
1,776 (a) Lions Gate Entertainment Corp (Class B) 14,066
2,320 (a) Live Nation, Inc 302,946
585 (a) Madison Square Garden Entertainment Corp 19,153

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
336 (a) Madison Square Garden Sports Corp $ 65,426
2,210 (a) Magnite, Inc 25,216
294 Marcus Corp 4,907
3,476 Match Group, Inc 108,451
278 (a) MediaAlpha, Inc 2,569
32,670 Meta Platforms, Inc 18,829,681
6,379 (a) Netflix, Inc 5,948,609
2,321 New York Times Co (Class A) 115,122
5,430 News Corp (Class A) 147,805
1,884 News Corp (Class B) 57,217
488 Nexstar Media Group, Inc 87,459
1,900 (a) Nextdoor Holdings, Inc 2,907
2,760 Omnicom Group, Inc 228,832
692 (a) Outbrain, Inc 2,581
89 Paramount Global (Class A) 2,025
7,881 Paramount Global (Class B) 94,257
9,171 (a) Pinterest, Inc 284,301
1,390 (a) Playstudios, Inc 1,765
896 Playtika Holding Corp 4,632
683 (a) PubMatic, Inc 6,243
1,085 (a) QuinStreet, Inc 19,356
378 (a) Reservoir Media, Inc 2,884
7,659 (a) ROBLOX Corp 446,443
2,026 (a) Roku, Inc 142,711
438 Scholastic Corp 8,269
366 Shutterstock, Inc 6,819
862 Sinclair, Inc 13,732
2,484 Sirius XM Holdings, Inc 56,002
496 (a) Sphere Entertainment Co 16,229
2,189 (a) Spotify Technology S.A. 1,204,016
1,314 (a) Stagwell, Inc 7,950
2,593 (a) Take-Two Interactive Software, Inc 537,399
378 (a) TechTarget, Inc 5,598
2,032 TEGNA, Inc 37,023
380 (a) Thryv Holdings, Inc 4,868
1,220 TKO Group Holdings, Inc 186,428
1,758 (a) TripAdvisor, Inc 24,911
1,632 (a) TrueCar, Inc 2,579
857 (a) Trump Media & Technology Group Corp 16,746
2,350 (a) Vimeo, Inc 12,361
448 (a),(b) Vivid Seats, Inc 1,326
27,112 Walt Disney Co 2,675,954
37,145 (a) Warner Bros Discovery, Inc 398,566
736 (a) WideOpenWest, Inc 3,643
1,209 (a) Yelp, Inc 44,769
795 (a) Ziff Davis, Inc 29,876
1,228 (a) ZipRecruiter, Inc 7,233
4,927 (a) ZoomInfo Technologies, Inc 49,270
TOTAL MEDIA & ENTERTAINMENT 61,729,998
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
1,510 (a) 10X Genomics, Inc 13,182
646 (a),(b) 2seventy bio, Inc 3,191
684 (a) 4D Molecular Therapeutics, Inc 2,209
1,031 (a) 89bio, Inc 7,495
26,465 AbbVie, Inc 5,544,947
2,077 (a) Acadia Pharmaceuticals, Inc 34,499
1,090 (a),(b) ACELYRIN, Inc 2,692
488 (a),(b) Actinium Pharmaceuticals, Inc 786
2,888 (a) Adaptive Biotechnologies Corp 21,458
3,230 (a) ADMA Biologics, Inc 64,083
190 (a),(b) Aerovate Therapeutics, Inc 477
4,365 Agilent Technologies, Inc 510,618

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,081 (a) Agios Pharmaceuticals, Inc $ 31,673
1,048 (a) Akero Therapeutics, Inc 42,423
144 (a) Akoya Biosciences, Inc 200
717 (a) Aldeyra Therapeutics, Inc 4,123
1,021 (a) Alector, Inc 1,256
2,120 (a) Alkermes plc 70,002
1,319 (a),(b) Allogene Therapeutics, Inc 1,926
1,954 (a) Alnylam Pharmaceuticals, Inc 527,619
827 (a),(b) Altimmune, Inc 4,135
1,052 (a),(b) ALX Oncology Holdings, Inc 655
8,048 Amgen, Inc 2,507,354
4,499 (a) Amicus Therapeutics, Inc 36,712
2,013 (a) Amneal Pharmaceuticals, Inc 16,869
552 (a) Amphastar Pharmaceuticals, Inc 16,002
305 (a) AnaptysBio, Inc 5,670
1,126 (a),(b) Anavex Life Sciences Corp 9,661
258 (a) ANI Pharmaceuticals, Inc 17,273
216 (a) Anika Therapeutics, Inc 3,246
1,130 (a) Annexon, Inc 2,181
1,622 (a) Apellis Pharmaceuticals, Inc 35,473
655 (a) Apogee Therapeutics, Inc 24,471
19,608 (a),(b) Applied Therapeutics, Inc 9,586
1,513 (a) Arbutus Biopharma Corp 5,280
630 (a) Arcellx, Inc 41,328
607 (a) Arcturus Therapeutics Holdings, Inc 6,428
799 (a) Arcus Biosciences, Inc 6,272
1,658 (a) Arcutis Biotherapeutics, Inc 25,931
3,415 (a) Ardelyx, Inc 16,768
1,723 (a) Arrowhead Pharmaceuticals, Inc 21,951
552 (a) ARS Pharmaceuticals, Inc 6,944
937 (a) Arvinas, Inc 6,578
425 (a) Astria Therapeutics, Inc 2,270
1,067 (a) Atea Pharmaceuticals, Inc 3,190
338 (a) Aura Biosciences, Inc 1,981
2,219 (a) Aurinia Pharmaceuticals, Inc 17,841
1,424 (a) Avadel Pharmaceuticals plc 11,150
10,369 (a) Avantor, Inc 168,082
1,580 (a) Avidity Biosciences, Inc 46,642
414 (a),(b) Avita Medical, Inc 3,370
533 (a) Axsome Therapeutics, Inc 62,164
1,068 (a) Beam Therapeutics, Inc 20,858
2,996 (a) BioCryst Pharmaceuticals, Inc 22,470
2,177 (a) Biogen, Inc 297,901
1,167 (a) Biohaven Ltd 28,055
571 (a) BioLife Solutions, Inc 13,042
3,026 (a) BioMarin Pharmaceutical, Inc 213,908
334 (a),(b) Biomea Fusion, Inc 711
315 (a) Bio-Rad Laboratories, Inc (Class A) 76,721
2,628 Bio-Techne Corp 154,080
975 (a) Blueprint Medicines Corp 86,297
2,174 (a) Bridgebio Pharma, Inc 75,155
30,454 Bristol-Myers Squibb Co 1,857,389
894 (a) Brooks Automation, Inc 30,968
1,736 Bruker BioSciences Corp 72,461
427 (a),(b) Cabaletta Bio, Inc 591
2,009 (a),(b) Candel Therapeutics, Inc 11,351
1,551 (a),(b) Capricor Therapeutics, Inc 14,719
831 (a) CareDx, Inc 14,750
334 (a),(b) Cargo Therapeutics, Inc 1,359
983 (a),(b) Caribou Biosciences, Inc 898
656 (a),(b) Cassava Sciences, Inc 984
2,132 (a) Catalyst Pharmaceuticals, Inc 51,701

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
422 (a) Celcuity, Inc $ 4,266
777 (a) Celldex Therapeutics, Inc 14,103
397 (a),(b) Century Therapeutics, Inc 189
321 (a) CG oncology, Inc 7,861
837 (a) Charles River Laboratories International, Inc 125,985
854 (a),(d) Chinook Therapeutics, Inc 333
5,038 (a) Codexis, Inc 13,552
1,087 (a) Cogent Biosciences, Inc 6,511
773 (a) Collegium Pharmaceutical, Inc 23,074
1,591 (a),(b) Compass Therapeutics, Inc 3,023
1,091 (a) Corcept Therapeutics, Inc 124,614
889 (a) CorMedix, Inc 5,476
1,198 (a) Crinetics Pharmaceuticals, Inc 40,181
670 (a) CryoPort, Inc 4,074
427 (a) Cullinan Oncology, Inc 3,232
1,861 (a) Cytek Biosciences, Inc 7,463
1,742 (a) Cytokinetics, Inc 70,011
9,611 Danaher Corp 1,970,255
722 (a) Day One Biopharmaceuticals, Inc 5,725
1,799 (a) Denali Therapeutics, Inc 24,457
578 (a) Design Therapeutics, Inc 2,231
139 (a) Disc Medicine, Inc 6,900
1,903 (a) Dynavax Technologies Corp 24,682
1,256 (a) Dyne Therapeutics, Inc 13,138
1,121 (a) Edgewise Therapeutics, Inc 24,662
1,580 (a),(b) Editas Medicine, Inc 1,833
7,744 (a) Elanco Animal Health, Inc 81,312
11,953 Eli Lilly & Co 9,872,102
301 (a) Enanta Pharmaceuticals, Inc 1,662
352 (a),(b) Enliven Therapeutics, Inc 6,927
380 (a) Entrada Therapeutics, Inc 3,435
1,213 (a) Erasca, Inc 1,662
533 (a) Evolus, Inc 6,412
2,917 (a) Exact Sciences Corp 126,277
4,423 (a) Exelixis, Inc 163,297
625 (a) EyePoint Pharmaceuticals, Inc 3,388
2,725 (a) Fate Therapeutics, Inc 2,153
410 (a) Foghorn Therapeutics, Inc 1,497
1,498 (a) Fortrea Holdings, Inc 11,310
744 (a) Generation Bio Co 301
7,738 (a) Geron Corp 12,303
18,670 Gilead Sciences, Inc 2,091,974
440 (a),(b) GRAIL, Inc 11,238
1,788 (a) Halozyme Therapeutics, Inc 114,092
405 (a) Harmony Biosciences Holdings, Inc 13,442
367 (a) Harrow Health, Inc 9,762
674 (a) Harvard Bioscience, Inc 381
268 (a),(b) Heron Therapeutics, Inc 590
1,440 (a),(b) Humacyte, Inc 2,455
1,134 (a) Ideaya Biosciences, Inc 18,575
344 (a) IGM Biosciences, Inc 396
2,450 (a) Illumina, Inc 194,383
2,150 (a),(b) ImmunityBio, Inc 6,472
800 (a) Immunome, Inc 5,384
892 (a) Immunovant, Inc 15,244
2,552 (a) Incyte Corp 154,524
119 (a) Inhibrx Biosciences, Inc 1,665
477 (a),(d) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 21,502
608 (a),(b) Inozyme Pharma, Inc 553
2,420 (a) Insmed, Inc 184,622
1,443 (a) Intellia Therapeutics, Inc 10,260

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,517 (a) Intra-Cellular Therapies, Inc $ 200,123
2,335 (a) Ionis Pharmaceuticals, Inc 70,447
3,405 (a) Iovance Biotherapeutics, Inc 11,339
2,738 (a) IQVIA Holdings, Inc 482,709
2,421 (a) Ironwood Pharmaceuticals, Inc 3,559
343 (a) iTeos Therapeutics, Inc 2,048
435 (a) Janux Therapeutics, Inc 11,745
780 (a) Jazz Pharmaceuticals plc 96,837
35,922 Johnson & Johnson 5,957,304
390 (a) KalVista Pharmaceuticals, Inc 4,501
337 (a) Keros Therapeutics, Inc 3,434
561 (a) Kiniksa Pharmaceuticals Ltd 12,460
557 (a) Kodiak Sciences, Inc 1,562
380 (a) Krystal Biotech, Inc 68,514
1,038 (a) Kura Oncology, Inc 6,851
584 (a) Kymera Therapeutics, Inc 15,984
969 (a) Larimar Therapeutics, Inc 2,083
164 (a),(b) LENZ Therapeutics, Inc 4,216
305 (a) Ligand Pharmaceuticals, Inc (Class B) 32,068
2,773 (a),(b) Lineage Cell Therapeutics, Inc 1,252
933 (a),(b) Liquidia Corp 13,762
4,483 (a) Lyell Immunopharma, Inc 2,412
171 (a) MacroGenics, Inc 217
273 (a) Madrigal Pharmaceuticals, Inc 90,426
371 (a),(b) Magenta Therapeutics, Inc 6,730
4,140 (a) MannKind Corp 20,824
1,760 (a) Maravai LifeSciences Holdings, Inc 3,890
1,600 (a),(b) MaxCyte, Inc 4,368
394 (a) Medpace Holdings, Inc 120,048
1,264 (a) MeiraGTx Holdings plc 8,570
37,864 Merck & Co, Inc 3,398,673
11,495 (a) Mersana Therapeutics, Inc 3,957
49 Mesa Laboratories, Inc 5,814
318 (a) Mettler-Toledo International, Inc 375,529
1,942 (a) MiMedx Group, Inc 14,759
215 (a) Mineralys Therapeutics, Inc 3,414
461 (a) Mirum Pharmaceuticals, Inc 20,768
5,135 (a) Moderna, Inc 145,577
579 (a),(b) Monte Rosa Therapeutics, Inc 2,687
1,296 (a) Myriad Genetics, Inc 11,496
1,779 (a) Natera, Inc 251,568
1,816 (a) Nautilus Biotechnology, Inc 1,564
1,279 (a),(b) Neumora Therapeutics, Inc 1,279
1,406 (a) Neurocrine Biosciences, Inc 155,504
1,017 (a),(b) Nkarta, Inc 1,871
1,714 (a) Novavax, Inc 10,987
774 (a) Nurix Therapeutics, Inc 9,195
392 (a) Nuvalent, Inc 27,801
4,693 (a) Nuvation Bio, Inc 8,260
2,421 (a) Ocular Therapeutix, Inc 17,746
486 (a) Olema Pharmaceuticals, Inc 1,827
1,954 (a) Omeros Corp 16,062
115 (a),(d) OmniAb Operations, Inc 1
115 (a),(d) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 3,590
1,082 (a) Organogenesis Holdings, Inc 4,674
2,244 Organon & Co 33,413
684 (a) ORIC Pharmaceuticals, Inc 3,817
1,735 (a) Ovid therapeutics, Inc 541
686 (a) Pacira BioSciences, Inc 17,047
205 (a) PepGen, Inc 288
1,982 PerkinElmer, Inc 209,696

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,306 Perrigo Co plc $ 36,620
85,148 Pfizer, Inc 2,157,650
326 (a),(b) Phathom Pharmaceuticals, Inc 2,044
293 Phibro Animal Health Corp 6,258
845 (a) Pliant Therapeutics, Inc 1,141
268 (a) Praxis Precision Medicines, Inc 10,149
4,045 (a),(b) Precigen, Inc 6,027
2,993 (a),(b) Prelude Therapeutics, Inc 2,299
817 (a) Prestige Consumer Healthcare, Inc. 70,237
667 (a),(b) Prime Medicine, Inc 1,327
1,100 (a) ProKidney Corp 964
892 (a) Protagonist Therapeutics, Inc 43,137
672 (a) Prothena Corp plc 8,316
1,091 (a) PTC Therapeutics, Inc 55,597
3,309 QIAGEN NV 132,856
537 (a) Quanterix Corp 3,496
4,583 (a),(b) Quantum-Si, Inc 5,500
468 (a) RAPT Therapeutics, Inc 571
2,378 (a),(b) Recursion Pharmaceuticals, Inc 12,580
1,598 Regeneron Pharmaceuticals, Inc 1,013,500
696 (a) REGENXBIO, Inc 4,976
1,583 (a) Relay Therapeutics, Inc 4,147
754 (a) Repligen Corp 95,939
560 (a) Replimune Group, Inc 5,460
2,180 (a) REVOLUTION Medicines, Inc 77,085
818 (a) Rhythm Pharmaceuticals, Inc 43,329
870 (a) Rocket Pharmaceuticals, Inc 5,803
5,899 (a) Roivant Sciences Ltd 59,521
5,021 Royalty Pharma plc 156,304
944 (a) Sage Therapeutics, Inc 7,505
2,069 (a) Sana Biotechnology, Inc 3,476
1,450 (a) Sarepta Therapeutics, Inc 92,539
1,798 (a),(b) Savara, Inc 4,980
1,134 (a) Scholar Rock Holding Corp 36,458
424 (a),(b) scPharmaceuticals, Inc 1,115
842 (a) SIGA Technologies, Inc 4,614
338 (a) Soleno Therapeutics, Inc 24,150
1,974 (a),(d) Sorrento Therapeutics, Inc 488
1,436 (a) Sotera Health Co 16,744
896 (a) SpringWorks Therapeutics, Inc 39,540
538 (a),(b) Spyre Therapeutics, Inc 8,681
622 (a) Stoke Therapeutics, Inc 4,136
330 (a),(b) Summit Therapeutics, Inc 6,366
725 (a) Supernus Pharmaceuticals, Inc 23,744
730 (a) Sutro Biopharma, Inc 475
1,070 (a) Syndax Pharmaceuticals, Inc 13,145
905 (a) Tango Therapeutics, Inc 1,240
356 (a) Tarsus Pharmaceuticals, Inc 18,288
10,811 (a),(b) Taysha Gene Therapies, Inc 15,027
1,087 (a) Tenaya Therapeutics, Inc 620
693 (a) Terns Pharmaceuticals, Inc 1,913
1,531 (a) TG Therapeutics, Inc 60,367
1,031 (a) Theravance Biopharma, Inc 9,207
5,720 Thermo Fisher Scientific, Inc 2,846,272
1,139 (a) Third Harmonic Bio, Inc 3,952
984 (a) Tourmaline Bio, Inc 14,967
940 (a) Travere Therapeutics, Inc 16,845
941 (a) Twist Bioscience Corp 36,944
356 (a),(b) Tyra Biosciences, Inc 3,311
1,344 (a) Ultragenyx Pharmaceutical, Inc 48,666
700 (a) United Therapeutics Corp 215,789
424 (a),(b) UroGen Pharma Ltd 4,689

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
819 (a) Vanda Pharmaceuticals, Inc $ 3,759
1,691 (a) Vaxcyte, Inc 63,852
732 (a) Ventyx Biosciences, Inc 842
550 (a) Vera Therapeutics, Inc 13,211
1,155 (a) Veracyte, Inc 34,246
796 (a) Vericel Corp 35,518
3,848 (a) Vertex Pharmaceuticals, Inc 1,865,587
2,131 (a) Verve Therapeutics, Inc 9,739
16,135 Viatris, Inc 140,536
1,580 (a) Viking Therapeutics, Inc 38,157
1,193 (a) Vir Biotechnology, Inc 7,731
609 (a) Viridian Therapeutics, Inc 8,209
496 (a) Voyager Therapeutics, Inc 1,676
891 (a) Waters Corp 328,396
909 (a) WaVe Life Sciences Ltd 7,345
1,076 West Pharmaceutical Services, Inc 240,895
962 (a) Xencor, Inc 10,236
3,180 (a) Xeris Biopharma Holdings, Inc 17,458
616 (a),(b) Y-mAbs Therapeutics, Inc 2,729
788 (a) Zentalis Pharmaceuticals, Inc 1,253
597 (a),(b) Zevra Therapeutics, Inc 4,472
6,819 Zoetis, Inc 1,122,748
888 (a) Zymeworks, Inc 10,576
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 52,352,324
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,208 (a) Anywhere Real Estate, Inc 7,353
4,420 (a) CBRE Group, Inc 578,047
5,041 (a) Compass, Inc 44,008
6,333 (a) CoStar Group, Inc 501,763
3,367 (a) Cushman & Wakefield plc 34,411
1,235 (b) eXp World Holdings, Inc 12,078
240 (a) Forestar Group, Inc 5,074
204 (a) FRP Holdings, Inc 5,828
342 (a) Howard Hughes Holdings, Inc 25,335
680 (a) Jones Lang LaSalle, Inc 168,579
2,137 Kennedy-Wilson Holdings, Inc 18,549
406 Marcus & Millichap, Inc 13,987
252 (a) Maui Land & Pineapple Co, Inc 4,428
2,520 Newmark Group, Inc 30,668
8,902 (a),(b) Opendoor Technologies, Inc 9,080
349 (a) Re/Max Holdings, Inc 2,921
1,711 (a) Redfin Corp 15,758
497 RMR Group, Inc 8,275
38 (a) Seaport Entertainment Group, Inc 816
747 St. Joe Co 35,072
427 (a) Star Holdings 3,634
152 (a) Stratus Properties, Inc 2,698
268 (a) Tejon Ranch Co 4,248
181 (a) Transcontinental Realty Investors, Inc 5,059
567 (a) Zillow Group, Inc (Class A) 37,910
2,204 (a) Zillow Group, Inc (Class C) 151,106
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,726,685
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
759 (a) ACM Research, Inc 17,715
24,008 (a) Advanced Micro Devices, Inc 2,466,582
407 (a),(b) Aehr Test Systems 2,967
932 (a) Allegro MicroSystems, Inc 23,421
441 (a) Alpha & Omega Semiconductor Ltd 10,963
567 (a) Ambarella, Inc 28,537
1,705 Amkor Technology, Inc 30,792
7,402 Analog Devices, Inc 1,492,761
12,027 Applied Materials, Inc 1,745,358

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
1,642 (a) Astera Labs, Inc $ 97,978
510 (a) Axcelis Technologies, Inc 25,332
68,620 Broadcom, Inc 11,489,047
333 (a) Ceva, Inc 8,528
821 (a) Cirrus Logic, Inc 81,817
772 (a) Cohu, Inc 11,356
1,974 (a) Credo Technology Group Holding Ltd 79,276
836 (a) Diodes, Inc 36,090
1,966 (a) Enphase Energy, Inc 121,990
2,352 Entegris, Inc 205,753
1,570 (a) First Solar, Inc 198,495
1,150 (a) Formfactor, Inc 32,534
1,472 (a),(b) GLOBALFOUNDRIES, Inc 54,332
434 (a) Ichor Holdings Ltd 9,813
346 (a) Impinj, Inc 31,382
2,044 (a),(b) indie Semiconductor, Inc 4,160
64,285 Intel Corp 1,459,912
1,959 KLA Corp 1,331,728
970 Kulicke & Soffa Industries, Inc 31,991
19,162 Lam Research Corp 1,393,077
1,951 (a) Lattice Semiconductor Corp 102,330
799 (a) MACOM Technology Solutions Holdings, Inc 80,204
12,885 Marvell Technology, Inc 793,329
1,137 (a) MaxLinear, Inc 12,348
8,307 Microchip Technology, Inc 402,142
16,375 Micron Technology, Inc 1,422,824
1,013 MKS Instruments, Inc 81,192
699 Monolithic Power Systems, Inc 405,406
1,749 (a),(b) Navitas Semiconductor Corp 3,585
85 NVE Corp 5,418
349,000 Nvidia Corp 37,824,620
6,557 (a) ON Semiconductor Corp 266,804
783 (a) Onto Innovation, Inc 95,009
409 (a) PDF Solutions, Inc 7,816
1,020 (a) Photronics, Inc 21,175
990 Power Integrations, Inc 49,995
1,161 (a) Qorvo, Inc 84,068
16,590 QUALCOMM, Inc 2,548,390
1,355 (a) Rambus, Inc 70,155
2,678 (a),(b) Rigetti Computing, Inc 21,210
1,200 (a) Semtech Corp 41,280
591 (a) Silicon Laboratories, Inc 66,529
272 (a) SiTime Corp 41,581
106 (a),(b) SkyWater Technology, Inc 752
2,351 Skyworks Solutions, Inc 151,945
592 (a) SMART Global Holdings, Inc 10,283
653 (a) Synaptics, Inc 41,609
2,323 Teradyne, Inc 191,880
13,482 Texas Instruments, Inc 2,422,715
789 (a) Ultra Clean Holdings 16,893
754 Universal Display Corp 105,168
729 (a) Veeco Instruments, Inc 14,638
1,949 (a),(b) Wolfspeed, Inc 5,964
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 69,932,944
SOFTWARE & SERVICES - 10.9%
1,702 (a) 8x8, Inc 3,404
978 A10 Networks, Inc 15,981
9,378 Accenture plc 2,926,311
1,575 (a) ACI Worldwide, Inc 86,168
1,587 Adeia, Inc 20,980
6,485 (a) Adobe, Inc 2,487,192
400 (a) Agilysys, Inc 29,016

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
2,195 (a) Akamai Technologies, Inc $ 176,697
790 (a) Alarm.com Holdings, Inc 43,963
641 (a) Alkami Technology, Inc 16,826
1,524 Amdocs Ltd 139,446
370 American Software, Inc (Class A) 5,276
894 (a) Amplitude, Inc 9,110
1,303 (a) Ansys, Inc 412,478
306 (a) Appfolio, Inc 67,289
674 (a) Appian Corp 19,418
3,580 (a),(b) Applied Digital Corp 20,120
3,915 (a) AppLovin Corp 1,037,358
1,411 (a) Asana, Inc 20,558
777 (a) ASGN, Inc 48,967
2,345 (a) Atlassian Corp Ltd 497,632
13,223 (a) Aurora Innovation, Inc 88,925
3,231 (a) Autodesk, Inc 845,876
2,036 (a) AvePoint, Inc 29,400
2,354 Bentley Systems, Inc 92,606
503 (a) BigBear.ai Holdings, Inc 1,439
1,087 (a) BigCommerce Holdings, Inc 6,261
1,385 (a) BILL Holdings, Inc 63,558
4,938 (a) Bit Digital, Inc 9,975
538 (a) Blackbaud, Inc 33,383
875 (a) BlackLine, Inc 42,367
4,515 (a) Blend Labs, Inc 15,125
2,369 (a) Box, Inc 73,107
862 (a) Braze, Inc 31,101
1,287 (a) C3.ai, Inc 27,091
4,099 (a) Cadence Design Systems, Inc 1,042,499
6,392 (a) CCC Intelligent Solutions Holdings, Inc 57,720
664 (a) Cerence, Inc 5,246
3,823 (a),(b) Cipher Mining, Inc 8,793
3,480 (a),(b) Cleanspark, Inc 23,386
1,277 Clear Secure, Inc 33,087
2,122 (a) Clearwater Analytics Holdings, Inc 56,870
4,534 (a) Cloudflare, Inc 510,936
7,277 Cognizant Technology Solutions Corp (Class A) 556,690
679 (a) Commvault Systems, Inc 107,119
3,788 (a) Confluent, Inc 88,791
265 (a) Consensus Cloud Solutions, Inc 6,116
2,736 (a) Core Scientific, Inc 19,809
485 (a) Couchbase, Inc 7,639
3,457 (a) Crowdstrike Holdings, Inc 1,218,869
430 (a) CS Disco, Inc 1,759
4,533 (a) Datadog, Inc 449,719
348 (a),(b) Digimarc Corp 4,461
1,549 (a) Digital Turbine, Inc 4,206
1,139 (a) DigitalOcean Holdings, Inc 38,031
2,984 (a) DocuSign, Inc 242,898
895 Dolby Laboratories, Inc (Class A) 71,877
549 (a) Domo, Inc 4,260
1,815 (a) DoubleVerify Holdings, Inc 24,267
3,221 (a) Dropbox, Inc 86,033
25 (a),(b) D-Wave Quantum, Inc 190
2,153 (a) DXC Technology Co 36,709
4,449 (a) Dynatrace, Inc 209,770
3,144 (a) E2open Parent Holdings, Inc 6,288
543 (a) eGain Corp 2,634
1,268 (a) Elastic NV 112,979
349 (a) Enfusion, Inc 3,891
857 (a) EPAM Systems, Inc 144,696
472 (a) EverCommerce, Inc 4,758

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
362 (a) Fair Isaac Corp $ 667,586
1,817 (a) Fastly, Inc 11,502
1,139 (a) Five9, Inc 30,924
9,262 (a) Fortinet, Inc 891,560
3,124 (a) Freshworks, Inc 44,080
1,129 (a) Gartner, Inc 473,886
8,534 Gen Digital, Inc 226,492
1,859 (a) Gitlab, Inc 87,373
671 (a) Globant S.A. 78,990
2,071 (a) GoDaddy, Inc 373,070
699 (a) Grid Dynamics Holdings, Inc 10,939
1,261 (a) Guidewire Software, Inc 236,261
450 Hackett Group, Inc 13,149
734 (a) HubSpot, Inc 419,327
1,256 (a) Hut 8 Corp 14,595
280 (a) I3 Verticals, Inc 6,908
112 (a) IBEX Holdings Ltd 2,727
937 (a) Informatica, Inc 16,351
412 Information Services Group, Inc 1,611
596 (a) Intapp, Inc 34,794
322 InterDigital, Inc 66,574
13,667 International Business Machines Corp 3,398,436
4,045 Intuit, Inc 2,483,590
1,086 (a) Jamf Holding Corp 13,195
1,692 (a) Kaltura, Inc 3,181
3,355 (a) Kyndryl Holdings, Inc 105,347
1,208 (a) LiveRamp Holdings, Inc 31,577
908 (a) Manhattan Associates, Inc 157,120
4,294 (a),(b) Marathon Digital Holdings, Inc 49,381
365 (a) MeridianLink, Inc 6,763
110,861 Microsoft Corp 41,616,111
3,457 (a),(b) MicroStrategy, Inc (Class A) 996,549
781 (a) Mitek Systems, Inc 6,443
1,018 (a) MongoDB, Inc 178,557
1,055 (a) N-able, Inc 7,480
1,156 (a) nCino OpCo, Inc 31,755
2,313 (a) NCR Corp 22,552
1,555 (a),(b) NextNav, Inc 18,924
3,653 (a) Nutanix, Inc 255,016
2,287 (a) Okta, Inc 240,638
1,468 (a) Olo, Inc 8,867
710 (a) ON24, Inc 3,692
634 OneSpan, Inc 9,669
365 (a) Ooma, Inc 4,778
23,858 Oracle Corp 3,335,587
1,327 (a) PagerDuty, Inc 24,244
30,834 (a) Palantir Technologies, Inc 2,602,390
9,638 (a) Palo Alto Networks, Inc 1,644,628
748 Pegasystems, Inc 52,001
2,005 (a) Porch Group, Inc 14,616
1,625 (a) Procore Technologies, Inc 107,283
766 Progress Software Corp 39,457
671 (a) PROS Holdings, Inc 12,769
1,823 (a) PTC, Inc 282,474
877 (a) Q2 Holdings, Inc 70,169
667 (a) Qualys, Inc 83,995
930 (a) Rapid7, Inc 24,654
175 Red Violet, Inc 6,578
1,545 (a) Rimini Street, Inc 5,377
1,417 (a) RingCentral, Inc 35,085
3,490 (a),(b) Riot Platforms, Inc 24,849
1,595 Roper Industries, Inc 940,380

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
13,777 Salesforce, Inc $ 3,697,196
433 Sapiens International Corp NV 11,730
348 (a) SEMrush Holdings, Inc 3,247
3,422 (a) SentinelOne, Inc 62,212
3,069 (a) ServiceNow, Inc 2,443,354
4,629 (a) Snowflake, Inc 676,575
668 SolarWinds Corp 12,311
4,448 (a),(b) SoundHound AI, Inc 36,118
307 (a) SoundThinking, Inc 5,204
1,168 (a) Sprinklr, Inc 9,753
904 (a) Sprout Social, Inc 19,879
599 (a) SPS Commerce, Inc 79,505
2,317 (a) Synopsys, Inc 993,645
1,778 (a) Tenable Holdings, Inc 62,194
1,844 (a) Teradata Corp 41,453
3,595 (a),(b) Terawulf, Inc 9,814
6,684 (a) Trade Desk, Inc 365,748
143 (a),(b) Tucows, Inc 2,414
2,229 (a) Twilio, Inc 218,241
620 (a) Tyler Technologies, Inc 360,462
6,303 (a) UiPath, Inc 64,921
1,098 (a) Unisys Corp 5,040
4,707 (a),(b) Unity Software, Inc 92,210
1,710 (a) Varonis Systems, Inc 69,170
1,154 (a) Verint Systems, Inc 20,599
1,236 (a) VeriSign, Inc 313,783
823 (a) Vertex, Inc 28,813
945 (a) Viant Technology, Inc 11,727
514 (a) Weave Communications, Inc 5,700
3,116 (a) Workday, Inc 727,679
767 (a) Workiva, Inc 58,223
634 (a) Xperi, Inc 4,894
1,753 (a) Yext, Inc 10,798
2,537 (a) Zeta Global Holdings Corp 34,402
3,882 (a) Zoom Video Communications, Inc 286,375
1,411 (a) Zscaler, Inc 279,971
TOTAL SOFTWARE & SERVICES 88,427,616
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
380 (a) 908 Devices, Inc 1,702
806 (a) ADTRAN Holdings, Inc 7,028
617 Advanced Energy Industries, Inc 58,806
391 (a),(b) Aeva Technologies, Inc 2,737
17,599 Amphenol Corp (Class A) 1,154,318
219,696 Apple, Inc 48,801,073
623 (a) Applied Optoelectronics, Inc 9,563
15,540 (a) Arista Networks, Inc 1,204,039
1,538 (a) Arlo Technologies, Inc 15,180
900 (a) Arrow Electronics, Inc 93,447
170 (a) Aviat Networks, Inc 3,259
1,668 Avnet, Inc 80,214
438 Badger Meter, Inc 83,330
126 Bel Fuse, Inc (Class B) 9,432
636 Belden CDT, Inc 63,759
773 Benchmark Electronics, Inc 29,397
909 (a) Calix, Inc 32,215
2,060 CDW Corp 330,136
2,128 (a) Ciena Corp 128,595
59,172 Cisco Systems, Inc 3,651,504
153 (a) Clearfield, Inc 4,547
2,887 Cognex Corp 86,119
1,763 (a) Coherent Corp 114,489
3,509 (a) CommScope Holding Co, Inc 18,633

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
11,559 Corning, Inc $ 529,171
426 (a) Corsair Gaming, Inc 3,774
775 Crane NXT Co 39,835
485 CTS Corp 20,152
610 (a) Daktronics, Inc 7,430
3,966 Dell Technologies, Inc 361,501
361 (a) Diebold Nixdorf, Inc 15,783
400 (a) Digi International, Inc 11,132
830 (a) Eastman Kodak Co 5,246
404 (a) ePlus, Inc 24,656
1,500 (a),(b) Evolv Technologies Holdings, Inc 4,680
1,698 (a) Extreme Networks, Inc 22,465
822 (a) F5 Networks, Inc 218,874
545 (a) Fabrinet 107,643
288 (a) FARO Technologies, Inc 7,862
1,454 (a) Harmonic, Inc 13,944
19,689 Hewlett Packard Enterprise Co 303,801
14,008 HP, Inc 387,882
463 (a) Insight Enterprises, Inc 69,445
3,073 (a) IonQ, Inc 67,821
549 (a) IPG Photonics Corp 34,664
678 (a) Itron, Inc 71,027
1,500 Jabil Inc 204,105
4,469 Juniper Networks, Inc 161,733
2,603 (a) Keysight Technologies, Inc 389,851
548 (a) Kimball Electronics, Inc 9,015
1,352 (a) Knowles Corp 20,550
1,886 (a),(b) Lightwave Logic, Inc 1,933
375 Littelfuse, Inc 73,778
1,153 (a) Lumentum Holdings, Inc 71,878
569 Methode Electronics, Inc 3,630
2,725 (a),(b) MicroVision, Inc 3,379
2,874 (a) Mirion Technologies, Inc 41,673
2,453 Motorola Solutions, Inc 1,073,948
533 Napco Security Technologies, Inc 12,270
2,914 NetApp, Inc 255,966
505 (a) Netgear, Inc 12,352
1,389 (a) Netscout Systems, Inc 29,183
829 (a) nLight, Inc 6,441
592 (a) Novanta, Inc 75,699
280 (a) OSI Systems, Inc 54,415
404 (a) PAR Technology Corp 24,781
196 PC Connection, Inc 12,234
521 (a) Plexus Corp 66,756
4,619 (a) Pure Storage, Inc 204,483
1,053 (a) Ribbon Communications, Inc 4,128
262 (a) Rogers Corp 17,693
1,641 (a) SanDisk Corp 78,128
940 (a) Sanmina Corp 71,609
463 (a) Scansource, Inc 15,747
2,874 (a) SmartRent, Inc 3,478
7,460 (a),(b) Super Micro Computer, Inc 255,430
1,107 TD SYNNEX Corp 115,084
697 (a) Teledyne Technologies, Inc 346,904
3,605 (a) Trimble Inc 236,668
1,439 (a) TTM Technologies, Inc 29,514
301 (a) Turtle Beach Corp 4,295
96 Ubiquiti, Inc 29,774
1,868 (a) Viasat, Inc 19,465
4,189 (a) Viavi Solutions, Inc 46,875
2,099 Vishay Intertechnology, Inc 33,374
301 (a) Vishay Precision Group, Inc 7,251

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
2,108 Vontier Corp $ 69,248
4,924 (a) Western Digital Corp 199,077
2,215 (b) Xerox Holdings Corp 10,699
725 (a) Zebra Technologies Corp (Class A) 204,856
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 62,921,660
TELECOMMUNICATION SERVICES - 1.0%
422 (a) Anterix, Inc 15,445
1,827 (a),(b) AST SpaceMobile, Inc 41,546
107,018 AT&T, Inc 3,026,469
251 ATN International, Inc 5,098
378 (a) Bandwidth, Inc 4,952
772 Cogent Communications Group, Inc 47,331
3,199 (a) Frontier Communications Parent, Inc 114,716
1,815 (a),(d) GCI Liberty, Inc 18
701 (a),(b) Globalstar, Inc 14,623
987 (a),(b) Gogo, Inc 8,508
350 IDT Corp 17,959
2,020 Iridium Communications, Inc 55,186
2,326 (a) Liberty Global Ltd 26,772
2,448 (a) Liberty Global Ltd 29,303
681 (a) Liberty Latin America Ltd (Class A) 4,311
2,483 (a) Liberty Latin America Ltd (Class C) 15,420
15,947 (a) Lumen Technologies, Inc 62,512
869 Shenandoah Telecom Co 10,923
319 Spok Holdings, Inc 5,244
1,055 Telephone and Data Systems, Inc 40,871
7,110 T-Mobile US, Inc 1,896,308
62,894 Verizon Communications, Inc 2,852,872
TOTAL TELECOMMUNICATION SERVICES 8,296,387
TRANSPORTATION - 1.4%
72 (a) Air Transport Services Group, Inc 1,616
1,857 (a) Alaska Air Group, Inc 91,402
268 Allegiant Travel Co 13,842
141 (a) Amerco, Inc 9,216
9,378 (a) American Airlines Group, Inc 98,938
424 ArcBest Corp 29,926
258 (a),(b) Avis Budget Group, Inc 19,582
969 (a) Blade Air Mobility, Inc 2,645
1,731 CH Robinson Worldwide, Inc 177,255
767 Costamare, Inc 7,547
370 Covenant Logistics Group, Inc 8,214
28,710 CSX Corp 844,935
9,620 Delta Air Lines, Inc 419,432
1,952 Expeditors International Washington, Inc 234,728
3,313 FedEx Corp 807,643
438 (a) Frontier Group Holdings, Inc 1,901
2,042 FTAI Infrastructure, Inc 9,250
497 Genco Shipping & Trading Ltd 6,640
1,990 Golden Ocean Group Ltd 15,880
1,764 (a) GXO Logistics, Inc 68,937
728 Heartland Express, Inc 6,712
2,161 (a),(b) Hertz Global Holdings, Inc 8,514
1,010 Hub Group, Inc (Class A) 37,542
1,145 JB Hunt Transport Services, Inc 169,403
5,315 (a) JetBlue Airways Corp 25,618
6,206 (a),(b) Joby Aviation, Inc 37,360
877 (a) Kirby Corp 88,586
2,433 Knight-Swift Transportation Holdings, Inc 105,811
505 Landstar System, Inc 75,851
5,632 (a) Lyft, Inc (Class A) 66,852
796 Marten Transport Ltd 10,921
563 Matson, Inc 72,160

Stock Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
3,398 Norfolk Southern Corp $ 804,816
2,988 Old Dominion Freight Line 494,365
136 (a) PAM Transportation Services, Inc 1,651
580 (a) Radiant Logistics, Inc 3,567
1,622 (a) RXO, Inc 30,980
582 Ryder System, Inc 83,698
1,291 Safe Bulkers, Inc 4,764
425 (a) Saia, Inc 148,508
932 Schneider National, Inc 21,296
547 (a) Skywest, Inc 47,791
8,909 Southwest Airlines Co 299,164
383 (a) Sun Country Airlines Holdings, Inc 4,719
30,167 (a) Uber Technologies, Inc 2,197,968
1,488 U-Haul Holding Co 88,060
9,072 Union Pacific Corp 2,143,169
4,987 (a) United Airlines Holdings, Inc 344,352
10,908 United Parcel Service, Inc (Class B) 1,199,771
122 Universal Truckload Services, Inc 3,201
1,147 Werner Enterprises, Inc 33,607
1,710 (a) XPO, Inc 183,962
TOTAL TRANSPORTATION 11,714,268
UTILITIES - 2.4%
9,453 AES Corp 117,406
696 Allete, Inc 45,727
3,722 Alliant Energy Corp 239,511
1,833 (a) Altus Power, Inc 9,073
3,939 Ameren Corp 395,476
7,770 American Electric Power Co, Inc 849,028
745 American States Water Co 58,617
3,007 American Water Works Co, Inc 443,593
2,236 Atmos Energy Corp 345,641
1,326 Avista Corp 55,520
1,043 Black Hills Corp 63,258
1,248 Brookfield Infrastructure Corp 45,165
2,251 (b) Brookfield Renewable Corp 62,848
829 (a),(b) Cadiz, Inc 2,429
934 California Water Service Group 45,262
10,119 Centerpoint Energy, Inc 366,611
358 Chesapeake Utilities Corp 45,978
545 Clearway Energy, Inc (Class A) 15,511
1,281 Clearway Energy, Inc (Class C) 38,776
4,154 CMS Energy Corp 312,007
5,088 Consolidated Edison, Inc 562,682
268 Consolidated Water Co, Inc 6,563
4,663 Constellation Energy Corp 940,201
12,631 Dominion Energy, Inc 708,220
2,956 DTE Energy Co 408,726
11,500 Duke Energy Corp 1,402,655
5,773 Edison International 340,145
6,384 Entergy Corp 545,768
3,872 Essential Utilities, Inc 153,060
3,168 Evergy, Inc 218,434
5,408 Eversource Energy 335,891
14,844 Exelon Corp 684,011
8,477 FirstEnergy Corp 342,640
572 Genie Energy Ltd 8,609
765 Global Water Resources, Inc 7,887
1,594 (a) Hawaiian Electric Industries, Inc 17,454
772 Idacorp, Inc 89,722
2,999 MDU Resources Group, Inc 50,713
685 MGE Energy, Inc 63,678
240 Middlesex Water Co 15,384

SHARES DESCRIPTION VALUE
UTILITIES (continued)
1,443 (a) Montauk Renewables, Inc $ 3,016
1,095 National Fuel Gas Co 86,713
1,561 New Jersey Resources Corp 76,583
30,832 NextEra Energy, Inc 2,185,680
6,256 NiSource, Inc 250,803
666 Northwest Natural Holding Co 28,452
812 NorthWestern Corp 46,990
3,229 NRG Energy, Inc 308,240
3,276 OGE Energy Corp 150,565
919 ONE Gas, Inc 69,467
846 Ormat Technologies, Inc 59,871
743 Otter Tail Corp 59,715
31,893 (e) PG&E Corp 547,922
1,604 Pinnacle West Capital Corp 152,781
1,358 PNM Resources, Inc 72,626
1,712 Portland General Electric Co 76,355
10,591 PPL Corp 382,441
7,420 Public Service Enterprise Group, Inc 610,666
250 (a) Pure Cycle Corp 2,617
191 RGC Resources, Inc 3,986
9,724 Sempra Energy 693,905
505 SJW Corp 27,618
16,410 Southern Co 1,508,899
728 Southwest Gas Holdings Inc 52,270
880 Spire, Inc 68,860
3,105 UGI Corp 102,682
537 Unitil Corp 30,980
5,049 Vistra Corp 592,955
4,569 WEC Energy Group, Inc 497,930
8,483 Xcel Energy, Inc 600,512
203 York Water Co 7,040
TOTAL UTILITIES 19,819,020
TOTAL COMMON STOCKS
(Cost $205,295,038) 802,943,137
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
735 (d) AstraZeneca plc 02/20/29 228
854 (d) Chinook Therapeutics, Inc 01/02/30 8
145 (d) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 245
TOTAL RIGHTS/WARRANTS
(Cost $237) 245
TOTAL LONG-TERM INVESTMENTS
(Cost $205,295,275) 802,943,382
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
914,956 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360% (g) 914,956
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $914,956) 914,956

Stock Index

Portfolio of Investments March 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
TREASURY DEBT - 0.4%
$ 3,419,000 United States Treasury Bill 0 .000% 04/01/25 $ 3,419,000
TOTAL TREASURY DEBT 3,419,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,419,000) 3,419,000
TOTAL INVESTMENTS - 99.6%
(Cost $209,629,231) 807,277,338
OTHER ASSETS & LIABILITIES, NET - 0.4% 3,358,627
NET ASSETS - 100.0% $ 810,635,965
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,282,060.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 28 06/20/25  $ 7,950,361 $ 7,914,550 $ (35,811)

Fund Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $802,941,987 $— $1,150 $802,943,137
Rights/Warrants — — 245 245
Investments purchased with collateral from securities lending 914,956 — — 914,956
Short-Term Investments
:
Treasury debt — 3,419,000 — 3,419,000
Investments in Derivatives
:
Futures contracts* (35,811) — — (35,811)
Total $803,821,132 $3,419,000 $1,395 $807,241,527
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Small Cap Equity
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 0.6%
1,641 (a) Dorman Products, Inc $ 197,806
847 (a) Modine Manufacturing Co 65,007
1,103 (a) Visteon Corp 85,615
TOTAL AUTOMOBILES & COMPONENTS 348,428
BANKS - 10.7%
970 Amalgamated Financial Corp 27,887
4,931 Ameris Bancorp 283,878
11,323 Associated Banc-Corp 255,107
3,862 (a) Axos Financial, Inc 249,176
5,495 Bank of NT Butterfield & Son Ltd 213,865
4,817 Berkshire Hills Bancorp, Inc 125,676
3,133 Cadence Bank 95,118
2,937 Cathay General Bancorp 126,379
2,902 Central Pacific Financial Corp 78,470
5,667 (a) Customers Bancorp, Inc 284,483
4,869 Eagle Bancorp, Inc 102,249
3,139 Enterprise Financial Services Corp 168,690
1,090 FB Financial Corp 50,532
7,186 First Busey Corp 155,218
7,375 First Financial Bancorp 184,227
1,834 First Financial Corp 89,829
4,558 First Merchants Corp 184,326
8,062 Fulton Financial Corp 145,842
5,468 Hancock Whitney Corp 286,797
6,238 Heritage Commerce Corp 59,386
4,452 Horizon Bancorp, Inc 67,136
1,960 Independent Bank Corp 122,794
2,179 Independent Bank Corp 67,091
2,755 (a) Metropolitan Bank Holding Corp 154,252
4,140 National Bank Holdings Corp 158,438
3,320 Northwest Bancshares, Inc 39,906
5,859 OceanFirst Financial Corp 99,662
8,513 OFG Bancorp 340,690
2,941 Old National Bancorp 62,320
6,634 Pacific Premier Bancorp, Inc 141,437
1,509 Pathward Financial, Inc 110,082
1,516 Preferred Bank 126,829
12,709 Provident Financial Services, Inc 218,214
1,400 QCR Holdings, Inc 99,848
3,230 S&T Bancorp, Inc 119,671
4,983 Towne Bank 170,369
4,332 UMB Financial Corp 437,965
8,551 United Bankshares, Inc 296,463
6,289 Veritex Holdings, Inc 157,036
6,286 WesBanco, Inc 194,615
3,149 Westamerica Bancorporation 159,434
1,245 WSFS Financial Corp 64,578
TOTAL BANKS 6,575,965
CAPITAL GOODS - 12.0%
25,180 (a) 3D Systems Corp 53,382
2,742 Albany International Corp (Class A) 189,308
7,695 (a) American Superconductor Corp 139,587
22,378 (a) Archer Aviation, Inc 159,108
571 Arcosa, Inc 44,035
788 Argan, Inc 103,362
1,700 (a) Astronics Corp 41,089
6,320 Atmus Filtration Technologies, Inc 232,134
3,082 (a) Beacon Roofing Supply, Inc 381,243

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
11,720 (a) Bloom Energy Corp $ 230,415
5,087 (a) Blue Bird Corp 164,666
442 Comfort Systems USA, Inc 142,470
733 CSW Industrials, Inc 213,684
3,885 (a) DNOW, Inc 66,356
1,119 Enerpac Tool Group Corp 50,198
1,841 ESCO Technologies, Inc 292,940
3,628 Federal Signal Corp 266,839
2,954 Franklin Electric Co, Inc 277,322
1,169 FTAI Aviation Ltd 129,794
2,964 (a) Gibraltar Industries, Inc 173,868
3,204 Granite Construction, Inc 241,582
3,180 Griffon Corp 227,370
5,055 (a) Hillman Solutions Corp 44,433
7,875 Leonardo DRS, Inc 258,930
552 Moog, Inc (Class A) 95,689
5,575 (a) MRC Global, Inc 64,001
4,588 Mueller Industries, Inc 349,330
13,302 Mueller Water Products, Inc (Class A) 338,137
8,584 (a) NEXTracker, Inc 361,730
3,107 Primoris Services Corp 178,373
11,007 (a) Resideo Technologies, Inc 194,824
7,297 (a),(b) Rocket Lab USA, Inc 130,470
2,702 (a) SPX Technologies, Inc 347,964
1,809 (a) Sterling Construction Co, Inc 204,797
7,034 Trinity Industries, Inc 197,374
2,931 (a) Triumph Group, Inc 74,272
3,050 (a) V2X, Inc 149,602
1,465 Watts Water Technologies, Inc (Class A) 298,743
7,799 (a) Xometry, Inc 194,351
2,648 Zurn Elkay Water Solutions Corp 87,331
TOTAL CAPITAL GOODS 7,391,103
COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
3,974 ABM Industries, Inc 188,209
12,240 (a) ACV Auctions, Inc 172,462
3,089 Barrett Business Services, Inc 127,112
2,143 (a) CBIZ, Inc 162,568
3,017 CSG Systems International, Inc 182,438
9,354 (a) ExlService Holdings, Inc 441,602
10,165 (a) Healthcare Services Group 102,463
2,114 Heidrick & Struggles International, Inc 90,543
1,966 (a) Huron Consulting Group, Inc 282,023
1,078 ICF International, Inc 91,598
2,954 (a) Innodata, Inc 106,049
5,848 Interface, Inc 116,024
19,204 (a) Legalzoom.com, Inc 165,346
7,347 (a) Montrose Environmental Group, Inc 104,768
10,520 (a) Upwork, Inc 137,286
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,470,491
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
4,120 (a) Abercrombie & Fitch Co (Class A) 314,645
12,602 American Eagle Outfitters, Inc 146,435
410 (a) Carvana Co 85,723
22,741 (a),(b) EVgo, Inc 60,491
7,556 (a) GigaCloud Technology, Inc 107,295
32,950 (a) Petco Health & Wellness Co, Inc 100,498
5,765 (a) RealReal, Inc 31,073
13,476 (a) Sally Beauty Holdings, Inc 121,688
3,996 (a) Urban Outfitters, Inc 209,391

Small Cap Equity

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
12,340 (a) Warby Parker, Inc $ 224,958
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,402,197
CONSUMER DURABLES & APPAREL - 1.3%
5,222 (a) G-III Apparel Group Ltd 142,822
22,280 (a) Peloton Interactive, Inc 140,809
5,766 (a) Taylor Morrison Home Corp 346,191
6,413 (a) Tri Pointe Homes, Inc 204,703
TOTAL CONSUMER DURABLES & APPAREL 834,525
CONSUMER SERVICES - 4.3%
223 (a) Biglari Holdings, Inc (B Shares) 48,289
1,022 (a) BJ's Restaurants, Inc 35,014
2,364 (a) Brinker International, Inc 352,354
1,227 Carriage Services, Inc 47,546
11,797 (a) Coursera, Inc 78,568
2,961 (a) Despegar.com Corp 55,637
297 (a) Duolingo, Inc 92,231
7,808 (a) Everi Holdings, Inc 106,735
3,289 (a) Frontdoor, Inc 126,363
10,259 International Game Technology plc 166,811
11,356 (a) Laureate Education, Inc 232,230
6,989 (a) Life Time Group Holdings, Inc 211,068
1,745 Monarch Casino & Resort, Inc 135,674
3,176 OneSpaWorld Holdings Ltd 53,325
6,488 Perdoceo Education Corp 163,368
14,947 (a) Rush Street Interactive, Inc 160,232
2,208 (a) Shake Shack, Inc 194,679
2,169 Strategic Education, Inc 182,109
960 (a) Stride, Inc 121,440
3,078 (a) Universal Technical Institute, Inc 79,043
TOTAL CONSUMER SERVICES 2,642,716
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
3,861 (a) Chefs' Warehouse, Inc 210,270
4,709 (a) Sprouts Farmers Market, Inc 718,782
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 929,052
ENERGY - 5.1%
11,322 Archrock, Inc 297,089
8,317 Ardmore Shipping Corp 81,423
5,592 Aris Water Solution, Inc 179,168
4,370 California Resources Corp 192,149
7,917 (a) CNX Resources Corp 249,227
15,553 Crescent Energy Co 174,816
9,709 Delek US Holdings, Inc 146,315
3,420 Excelerate Energy, Inc 98,086
9,054 (a) Expro Group Holdings NV 89,997
8,250 Golar LNG Ltd 313,417
7,091 (a) Helix Energy Solutions Group, Inc 58,926
12,817 (a) NextDecade Corp 99,716
5,192 (a) Oceaneering International, Inc 113,238
9,690 (a) Par Pacific Holdings, Inc 138,179
16,891 Patterson-UTI Energy, Inc 138,844
16,587 (a) ProPetro Holding Corp 121,914
2,069 (a) Rex American Resources Corp 77,732
10,241 Sitio Royalties Corp 203,489
6,028 SM Energy Co 180,539
5,250 Teekay Corp Ltd 34,493
2,967 Teekay Tankers Ltd 113,547
2,592 Vitesse Energy, Inc 63,737
TOTAL ENERGY 3,166,041
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
5,074 American Assets Trust, Inc 102,190
2,067 American Healthcare REIT, Inc 62,630
15,529 Apple Hospitality REIT, Inc 200,479

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,600 Broadstone Net Lease, Inc $ 95,424
7,396 Corporate Office Properties Trust 201,689
19,310 DiamondRock Hospitality Co 149,073
16,278 Empire State Realty Trust, Inc 127,294
9,187 Essential Properties Realty Trust, Inc 299,864
19,697 Hudson Pacific Properties, Inc 58,106
5,757 Independence Realty Trust, Inc 122,221
7,114 InvenTrust Properties Corp 208,938
12,122 Kite Realty Group Trust 271,169
5,060 Mack-Cali Realty Corp 85,615
17,312 Paramount Group, Inc 74,442
8,273 Phillips Edison & Co, Inc 301,882
5,855 Piedmont Office Realty Trust, Inc 43,151
19,238 RLJ Lodging Trust 151,788
3,175 (c) Ryman Hospitality Properties, Inc 290,322
17,709 Summit Hotel Properties, Inc 95,806
9,692 Tanger Factory Outlet Centers, Inc 327,493
7,077 UMH Properties, Inc 132,340
11,117 Urban Edge Properties 211,223
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,613,139
FINANCIAL SERVICES - 6.4%
2,634 ARMOUR Residential REIT, Inc 45,041
5,168 Artisan Partners Asset Management, Inc 202,069
37,870 BGC Group, Inc 347,268
3,413 (a) Dave, Inc 282,119
4,560 Enact Holdings, Inc 158,460
5,728 Essent Group Ltd 330,620
9,297 (a) Green Dot Corp 78,467
4,497 Jackson Financial, Inc 376,759
3,305 (a) LendingTree, Inc 166,142
1,844 Merchants Bancorp 68,228
1,026 (a) Moneylion, Inc 88,759
6,655 (a) NCR Corp ATM 175,559
7,736 (a) NMI Holdings, Inc 278,883
8,651 P10, Inc 101,649
25,335 (a) Pagseguro Digital Ltd 193,306
33,557 (a) Payoneer Global, Inc 245,302
567 Piper Jaffray Cos 140,423
8,312 Radian Group, Inc 274,878
13,773 (a) Repay Holdings Corp 76,716
3,783 Victory Capital Holdings, Inc 218,922
729 Virtus Investment Partners, Inc 125,650
TOTAL FINANCIAL SERVICES 3,975,220
FOOD, BEVERAGE & TOBACCO - 1.1%
2,863 Cal-Maine Foods, Inc 260,247
10,684 Primo Brands Corp 379,175
1,610 (a) Vital Farms, Inc 49,057
TOTAL FOOD, BEVERAGE & TOBACCO 688,479
HEALTH CARE EQUIPMENT & SERVICES - 6.9%
966 (a) Addus HomeCare Corp 95,528
20,320 (a) agilon health, Inc 87,986
10,950 (a) Alignment Healthcare, Inc 203,889
2,750 (a) AMN Healthcare Services, Inc 67,265
7,416 (a) Angiodynamics, Inc 69,636
6,442 (a) AtriCure, Inc 207,819
3,760 (a) Axogen, Inc 69,560
8,557 (a),(b) BrightSpring Health Services, Inc 154,796
27,934 (a) Brookdale Senior Living, Inc 174,867
4,926 (a) Castle Biosciences, Inc 98,618
4,725 (a) Guardant Health, Inc 201,285
8,521 (a) Health Catalyst, Inc 38,600
11,938 (a) Hims & Hers Health, Inc 352,768

Small Cap Equity

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
4,261 (a) Lantheus Holdings, Inc $ 415,874
5,670 (a) LifeStance Health Group, Inc 37,762
4,665 (a) LivaNova plc 183,241
3,213 (a) Merit Medical Systems, Inc 339,646
5,187 (a) Novocure Ltd 92,432
9,676 (a) Option Care Health, Inc 338,176
6,496 (a) Phreesia, Inc 166,038
9,968 (a) Privia Health Group, Inc 223,782
6,220 (a) Progyny, Inc 138,955
8,406 Select Medical Holdings Corp 140,380
2,122 (a) Surgery Partners, Inc 50,397
2,462 (a) Tandem Diabetes Care, Inc 47,172
1,560 US Physical Therapy, Inc 112,882
3,332 (a) Waystar Holding Corp 124,484
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,233,838
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,925 (a) BellRing Brands, Inc 143,335
11,164 (a) Honest Co, Inc 52,471
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 195,806
INSURANCE - 1.5%
2,545 Employers Holdings, Inc 128,879
2,695 F&G Annuities & Life, Inc 97,155
9,116 Fidelis Insurance Holdings Ltd 147,679
32,753 (a) Genworth Financial, Inc (Class A) 232,219
8,203 (a) Hamilton Insurance Group Ltd 170,048
889 (a) Palomar Holdings, Inc 121,864
TOTAL INSURANCE 897,844
MATERIALS - 3.8%
6,506 Avient Corp 241,763
1,900 Balchem Corp 315,400
2,059 Carpenter Technology Corp 373,050
8,600 (a) Century Aluminum Co 159,616
4,401 (a) Clearwater Paper Corp 111,653
9,450 (a) Coeur Mining, Inc 55,944
6,044 Compass Minerals International, Inc 56,149
5,487 (a) Constellium SE 55,364
1,131 Innospec, Inc 107,162
2,070 (a) Knife River Corp 186,735
3,016 Minerals Technologies, Inc 191,727
1,891 Olympic Steel, Inc 59,604
9,124 (a) Rayonier Advanced Materials, Inc 52,463
2,624 Sensient Technologies Corp 195,304
18,802 (a) SSR Mining, Inc 188,584
TOTAL MATERIALS 2,350,518
MEDIA & ENTERTAINMENT - 1.9%
6,963 (a) Cargurus, Inc 202,832
6,924 (a) EverQuote, Inc 181,340
8,000 Gray Television, Inc 34,560
8,139 (a) Grindr, Inc 145,688
12,255 (a) Integral Ad Science Holding Corp 98,775
14,491 (a) Lions Gate Entertainment Corp (Class B) 114,769
11,961 (a) Magnite, Inc 136,475
6,143 (a) PubMatic, Inc 56,147
20,164 (a) Vimeo, Inc 106,063
3,072 (a) Yelp, Inc 113,756
TOTAL MEDIA & ENTERTAINMENT 1,190,405
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.8%
8,400 (a) 89bio, Inc 61,068
11,001 (a) Acadia Pharmaceuticals, Inc 182,727
17,880 (a) Adaptive Biotechnologies Corp 132,848
26,187 (a) ADMA Biologics, Inc 519,550
3,930 (a) Akero Therapeutics, Inc 159,086

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
8,218 (a) Alkermes plc $ 271,358
20,989 (a) Amicus Therapeutics, Inc 171,270
20,264 (a) Amneal Pharmaceuticals, Inc 169,812
31,999 (a) Ardelyx, Inc 157,115
16,925 (a) Aurinia Pharmaceuticals, Inc 136,077
1,928 (a) Axsome Therapeutics, Inc 224,863
22,851 (a) BioCryst Pharmaceuticals, Inc 171,383
3,161 (a) Blueprint Medicines Corp 279,780
10,322 (a) Catalyst Pharmaceuticals, Inc 250,309
8,896 (a) Codexis, Inc 23,930
1,100 (a) Disc Medicine, Inc 54,604
48,967 (a),(b) Esperion Thereapeutics, Inc 70,513
9,103 (a) Evolus, Inc 109,509
5,620 (a) Halozyme Therapeutics, Inc 358,612
4,597 (a) Innoviva, Inc 83,344
5,050 (a) Insmed, Inc 385,265
6,595 (a) Kiniksa Pharmaceuticals Ltd 146,475
30,011 (a) MannKind Corp 150,955
4,602 (a) Mirum Pharmaceuticals, Inc 207,320
9,138 (a) Myriad Genetics, Inc 81,054
7,517 (a) Pacira BioSciences, Inc 186,797
16,838 (a) Perspective Therapeutics, Inc 35,865
2,762 Phibro Animal Health Corp 58,996
1,866 (a) Praxis Precision Medicines, Inc 70,665
6,586 (a) PTC Therapeutics, Inc 335,623
6,215 (a) Quanterix Corp 40,460
18,410 (a),(b) Recursion Pharmaceuticals, Inc 97,389
10,149 (a) Replimune Group, Inc 98,953
8,610 (a) Sage Therapeutics, Inc 68,450
1,890 (a) Tarsus Pharmaceuticals, Inc 97,089
16,248 (a) Terns Pharmaceuticals, Inc 44,845
4,750 (a) TG Therapeutics, Inc 187,293
11,932 (a) Travere Therapeutics, Inc 213,821
5,094 (a) Twist Bioscience Corp 199,990
6,400 (a) Veracyte, Inc 189,760
18,690 (a) Verve Therapeutics, Inc 85,413
2,892 (a) Vir Biotechnology, Inc 18,740
11,990 (a) Xeris Biopharma Holdings, Inc 65,825
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,654,801
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
25,850 (a) Compass, Inc 225,670
14,850 Newmark Group, Inc 180,725
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 406,395
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
3,563 (a) Ambarella, Inc 179,326
3,242 (a) Credo Technology Group Holding Ltd 130,199
518 (a) Impinj, Inc 46,982
6,746 (a) Rambus, Inc 349,274
5,265 (a) Semtech Corp 181,116
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 886,897
SOFTWARE & SERVICES - 6.5%
1,351 (a) ACI Worldwide, Inc 73,913
1,828 (a) Alkami Technology, Inc 47,985
5,313 (a) Asana, Inc 77,410
11,669 (a) AvePoint, Inc 168,500
11,476 (a) Clearwater Analytics Holdings, Inc 307,557
3,105 (a) Commvault Systems, Inc 489,845
15,500 (a) Freshworks, Inc 218,705
4,284 (a) Intapp, Inc 250,100
9,010 (a) Jamf Holding Corp 109,472
20,077 (a) Olo, Inc 121,265
9,184 (a) Pagaya Technologies Ltd 96,248

Small Cap Equity

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
9,281 (a) PagerDuty, Inc $ 169,564
18,839 (a) Porch Group, Inc 137,336
7,712 (a) PROS Holdings, Inc 146,759
1,542 (a) Q2 Holdings, Inc 123,375
7,148 (a) Rapid7, Inc 189,494
8,226 (a) SEMrush Holdings, Inc 76,749
5,746 (a) Sprout Social, Inc 126,355
1,914 (a) SPS Commerce, Inc 254,045
7,769 (a) Tenable Holdings, Inc 271,760
2,823 (a) Varonis Systems, Inc 114,190
3,814 (a) Verint Systems, Inc 68,080
9,614 (a) Weave Communications, Inc 106,619
1,301 (a) Workiva, Inc 98,759
13,234 (a) Zeta Global Holdings Corp 179,453
TOTAL SOFTWARE & SERVICES 4,023,538
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
30,338 (a) CommScope Holding Co, Inc 161,095
3,458 (a) Diebold Nixdorf, Inc 151,184
9,243 (a) Extreme Networks, Inc 122,285
1,903 (a) Fabrinet 375,861
3,026 (a) Knowles Corp 45,995
8,934 (a) Netscout Systems, Inc 187,703
674 (a) OSI Systems, Inc 130,985
7,156 (a) Sanmina Corp 545,144
1,782 (a),(b) Super Micro Computer, Inc 61,016
9,263 (a) TTM Technologies, Inc 189,984
10,812 (a) Viasat, Inc 112,661
1,473 (a) Vishay Precision Group, Inc 35,485
9,922 (b) Xerox Holdings Corp 47,923
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,167,321
TELECOMMUNICATION SERVICES - 1.4%
2,927 (a) Anterix, Inc 107,128
5,915 (a) Bandwidth, Inc 77,486
1,927 Iridium Communications, Inc 52,646
47,378 (a) Lumen Technologies, Inc 185,722
11,259 Telephone and Data Systems, Inc 436,174
TOTAL TELECOMMUNICATION SERVICES 859,156
TRANSPORTATION - 1.6%
7,091 Costamare, Inc 69,776
5,179 Hub Group, Inc (Class A) 192,503
18,944 (a),(b) Joby Aviation, Inc 114,043
1,731 Matson, Inc 221,862
4,733 (a) Skywest, Inc 413,522
TOTAL TRANSPORTATION 1,011,706
UTILITIES - 3.9%
1,512 Allete, Inc 99,338
3,630 Avista Corp 151,988
4,604 Black Hills Corp 279,233
7,937 Brookfield Infrastructure Corp 287,240
5,199 California Water Service Group 251,944
3,814 Northwest Natural Holding Co 162,934
4,701 NorthWestern Corp 272,047
3,621 SJW Corp 198,032
4,061 Southwest Gas Holdings Inc 291,580
4,135 Spire, Inc 323,564
1,486 Unitil Corp 85,727
TOTAL UTILITIES 2,403,627
TOTAL COMMON STOCKS
(Cost $53,757,812) 61,319,208
TOTAL LONG-TERM INVESTMENTS
(Cost $53,757,812) 61,319,208

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
332,732 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360% (e) $ 332,732
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $332,732) 332,732
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
TREASURY DEBT - 0.8%
$ 496,000 United States Treasury Bill 0 .000 04/01/25 496,000
TOTAL TREASURY DEBT 496,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $496,000) 496,000
TOTAL INVESTMENTS - 100.7%
(Cost $54,586,544) 62,147,940
OTHER ASSETS & LIABILITIES, NET - (0.7)% (425,875)
NET ASSETS - 100.0% $ 61,722,065
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $437,027.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 5 06/20/25  $ 515,271 $ 506,775 $ (8,496)

Small Cap Equity

Portfolio of Investments March 31, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Small Cap Equity
Long-Term Investments
:
Common stocks $61,319,208 $— $— $61,319,208
Investments purchased with collateral from securities lending 332,732 — — 332,732
Short-Term Investments
:
Treasury debt — 496,000 — 496,000
Investments in Derivatives
:
Futures contracts* (8,496) — — (8,496)
Total $61,643,444 $496,000 $— $62,139,444
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).